UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22696

Compass EMP Trust

(Exact name of registrant as specified in charter)

213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110. Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/13

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP Commodity Long/Short Strategies Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Long/Short Fixed Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

December 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
U.S. 500 Volatility Weighted Fund - Class A without sales charge	15.65%	32.23%	32.02%
U.S. 500 Volatility Weighted Fund - Class A with sales charge	8.96%	24.59%	25.19%
U.S. 500 Volatility Weighted Fund - Class C	15.20%	31.17%	30.98%
U.S. 500 Volatility Weighted Fund - Class I	15.77%	32.57%	32.36%
U.S. 500 Volatility Weighted Fund - Class T without sales charge	15.47%	31.79%	31.65%
U.S. 500 Volatility Weighted Fund - Class T with sales charge	11.47%	27.21%	27.54%
S&P 500 Total Return Index (2)	16.31%	32.39%	32.21%
CEMP U.S. Large Cap 500 Volatility Weighted Index (2)	16.56%	34.12%	34.19%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index, and the CEMP U.S. Large Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	99.1%
Money Market	0.4%
Other Assets Less Liabilities	0.5%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
U.S. Small Cap 500 Volatility Weighted Fund - Class A without sales charge	22.07%	41.06%	42.97%
U.S. Small Cap 500 Volatility Weighted Fund - Class A with sales charge	15.05%	32.96%	35.57%
U.S. Small Cap 500 Volatility Weighted Fund - Class C	21.82%	40.27%	42.00%
U.S. Small Cap 500 Volatility Weighted Fund - Class I	22.36%	41.60%	43.46%
U.S. Small Cap 500 Volatility Weighted Fund - Class T without sales charge	22.09%	40.92%	42.71%
U.S. Small Cap 500 Volatility Weighted Fund - Class T with sales charge	17.81%	36.00%	38.26%
Russell 2000 Total Return Index (2)	19.82%	38.82%	43.06%
CEMP U.S. Small Cap 500 Volatility Weighted Index (2)	23.27%	43.84%	47.04%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Russell 2000 Total Return Index and the CEMP U.S. Small Cap 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	98.3%
Money Market Fund	1.0%
Other Assets Less Liabilities	0.7%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
International 500 Volatility Weighted Fund - Class A without sales charge	15.76%	21.28%	24.44%
International 500 Volatility Weighted Fund - Class A with sales charge	9.14%	14.32%	18.00%
International 500 Volatility Weighted Fund - Class C	15.29%	20.32%	23.54%
International 500 Volatility Weighted Fund - Class I	15.89%	21.60%	24.75%
International 500 Volatility Weighted Fund - Class T without sales charge	15.60%	21.01%	24.18%
International 500 Volatility Weighted Fund - Class T with sales charge	11.60%	16.79%	20.30%
MSCI EAFE Index (2)	16.88%	19.43%	24.23%
CEMP International 500 Volatility Weighted Index (2)	17.47%	23.89%	29.65%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE and the CEMP International 500 Volatility Weighted Indexes are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	97.8%
Money Market Fund	10.7%
Liabilities in Excess of Other Assets	(8.5)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Emerging Market 500 Volatility Weighted Fund - Class A without sales charge	2.91%	(3.69)%	0.79%
Emerging Market 500 Volatility Weighted Fund - Class A with sales charge	(2.97)%	(9.24)%	(4.42)%
Emerging Market 500 Volatility Weighted Fund - Class C	2.53%	(4.28)%	0.11%
Emerging Market 500 Volatility Weighted Fund - Class I	2.90%	(3.54)%	0.94%
Emerging Market 500 Volatility Weighted Fund - Class T without sales charge	2.75%	(3.93)%	0.53%
Emerging Market 500 Volatility Weighted Fund - Class T with sales charge	(0.82)%	(7.30)%	(2.61)%
Dow Jones Emerging Markets Index (2)	8.40%	(1.14)%	5.74%
CEMP Emerging Market 500 Volatilty Weighted Index TR (2)	4.11%	(0.98)%	5.08%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date for is November 19, 2012.

(2) The Dow Jones Emerging Markets Index and the CEMP Emerging Market 500 Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	89.0%
Exchange Traded Funds - Equity Funds	6.9%
Money Market	2.2%
Other Assets Less Liabilities	1.9%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
REC Enhanced Volatility Weighted Fund - Class A without sales charge	(1.62)%	4.68%	8.06%
REC Enhanced Volatility Weighted Fund - Class A with sales charge	(7.24)%	(1.30)%	2.47%
REC Enhanced Volatility Weighted Fund - Class C	(1.99)%	4.08%	7.36%
REC Enhanced Volatility Weighted Fund - Class I	(1.52)%	4.94%	8.31%
REC Enhanced Volatility Weighted Fund - Class T without sales charge	(1.81)%	4.41%	7.76%
REC Enhanced Volatility Weighted Fund - Class T with sales charge	(5.21)%	0.72%	4.40%
Dow Jones U.S. Select REIT Index	(4.14)%	1.31%	5.88%
CEMP U.S REIT Long/Cash Volatility Weighted Index (2)	(0.88)%	6.64%	12.12%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones U.S. Select REIT Index and CEMP U.S. REIT Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Money Market Funds	74.8%
REITS	25.2%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
U.S. 500 Enhanced Volatility Weighted Fund - Class A without sales charge	15.41%	31.58%	31.40%
U.S. 500 Enhanced Volatility Weighted Fund - Class A with sales charge	8.81%	23.98%	24.61%
U.S. 500 Enhanced Volatility Weighted Fund - Class C	14.95%	30.55%	30.42%
U.S. 500 Enhanced Volatility Weighted Fund - Class I	15.53%	31.86%	31.69%
U.S. 500 Enhanced Volatility Weighted Fund - Class T without sales charge	15.25%	31.19%	31.10%
U.S. 500 Enhanced Volatility Weighted Fund - Class T with sales charge	11.26%	26.63%	27.01%
S&P 500 Total Return Index (2)	16.31%	32.39%	32.21%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (2)	16.56%	34.12%	10.29%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The S&P 500 Total Return Index and the CEMP U.S. 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	99.0%
Money Market Funds	2.9%
Liabilities in Excess of Other Assets	(1.9)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Long/Short Strategies Fund - Class A without sales charge	3.38%	6.36%	6.26%
Long/Short Strategies Fund - Class A with sales charge	(2.55)%	0.28%	0.76%
Long/Short Strategies Fund - Class C	2.92%	5.17%	5.10%
Long/Short Strategies Fund - Class I	3.47%	6.55%	6.52%
Long/Short Strategies Fund - Class T without sales charge	3.19%	6.16%	6.08%
Long/Short Strategies Fund - Class T with sales charge	(0.47)%	2.49%	2.77%
MSCI World Stock Index (2)	17.08%	27.36%	6.56%
Barclays Equity Long/Short Index (2) (3)	7.62%	13.90%	10.27%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays Equity Long/Short Index and the MSCI World Stock Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

(3) Inception performance for the Barclays Equity Long/Short Index is as of October 31, 2012

Top Holdings By Security Type	% of Net Assets
Money Market	82.8%
Commercial Paper	4.4%
Certificates of Deposit	4.0%
Bonds & Notes	1.8%
Other Assets Less Liabilities	7.0%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
International 500 Enhanced Volatility Weighted Fund - Class A without sales charge	15.21%	18.70%	19.23%
International 500 Enhanced Volatility Weighted Fund - Class A with sales charge	8.56%	11.83%	13.06%
International 500 Enhanced Volatility Weighted Fund - Class C	14.76%	17.90%	18.40%
International 500 Enhanced Volatility Weighted Fund - Class I	15.42%	19.00%	19.50%
International 500 Enhanced Volatility Weighted Fund - Class T without sales charge	15.06%	18.38%	18.94%
International 500 Enhanced Volatility Weighted Fund - Class T with sales charge	11.03%	14.25%	15.22%
MSCI EAFE Index (2)	16.88%	19.43%	24.23%
CEMP International 500 Long/Cash Volatility Weighted Index (2)	17.47%	22.81%	11.29%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The MSCI EAFE Index and the CEMP International 500 Long/Cash Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Common Stock	97.3%
Money Market Funds	11.0%
Liabilities in Excess of Other Assets	(8.3)%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Commodity Long/Short Strategies Fund - Class A without sales charge	(2.13)%	(5.16)%	(7.30)%
Commodity Long/Short Strategies Fund - Class A with sales charge	(7.73)%	(10.60)%	(12.09)%
Commodity Long/Short Strategies Fund - Class C	(2.46)%	(5.89)%	(8.02)%
Commodity Long/Short Strategies Fund - Class I	(1.91)%	(4.75)%	(6.93)%
Commodity Long/Short Strategies Fund - Class T without sales charge	(2.13)%	(5.37)%	(7.48)%
Commodity Long/Short Strategies Fund - Class T with sales charge	(5.56)%	(8.66)%	(10.37)%
Morningstar Long/Short Commodity Index (2)	2.35%	5.20%	9.10%
Barclays CTA Index (2) (3)	(0.45)%	(1.46)%	4.43%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Morningstar Long/Short Commodity Index and the Barclays CTA Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

(3) Inception performance for the Barclays CTA Index is as of October 31, 2012.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	94.1%
Bonds & Notes	1.9%
Other Assets Less Liabilities	4.0%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Commodity Strategies Volatility Weighted Fund - Class A without sales charge	1.24%	(9.12)%	(9.29)%
Commodity Strategies Volatility Weighted Fund - Class A with sales charge	(4.27)%	(14.33)%	(13.98)%
Commodity Strategies Volatility Weighted Fund - Class C	0.79%	(9.84)%	(10.01)%
Commodity Strategies Volatility Weighted Fund - Class I	1.47%	(8.81)%	(9.02)%
Commodity Strategies Volatility Weighted Fund - Class T without sales charge	1.13%	(9.23)%	(9.47)%
Commodity Strategies Volatility Weighted Fund - Class T with sales charge	(2.40)%	(12.43)%	(12.30)%
Dow Jones UBS Commodity Index TR (2)	1.06%	(9.52)%	(10.67)%
CEMP Commodity Volatility Weighted Index (2)	1.25%	(8.56)%	7.89%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Dow Jones UBS Commodity Index and the CEMP Commodity Volatility Weighted Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Bonds & Notes	40.3%
Commercial Paper	30.7%
Money Market Fund	11.1%
Certificates of Deposit	7.3%
Mutual Funds	4.7%
Other Assets Less Liabilities	5.9%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Long/Short Fixed Income Fund - Class A without sales charge	(1.33)%	(3.01)%	(3.05)%
Long/Short Fixed Income Fund - Class A with sales charge	(7.03)%	(8.61)%	(8.07)%
Long/Short Fixed Income Fund - Class C	(1.64)%	(3.72)%	(3.77)%
Long/Short Fixed Income Fund - Class I	(1.12)%	(2.61)%	(2.69)%
Long/Short Fixed Income Fund - Class T without sales charge	(1.43)%	(3.31)%	(3.32)%
Long/Short Fixed Income Fund - Class T with sales charge	(4.84)%	(6.69)%	(6.34)%
Barclays U.S. Government Intermediate Index (2)	(0.02)%	(1.25)%	(1.22)%
Barclays Global Treasury Ex U.S. Index (2)	2.69%	(4.88)%	4.59%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Money Market Fund	80.0%
Commercial Paper	8.3%
Mutual Funds	4.2%
Certificates of Deposit	3.3%
Bonds & Notes	0.4%
Put Options on Futures Written	(0.1)%
Other Assets Less Liabilities	3.9%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP ENHANCED FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Enhanced Fixed Income Fund - Class A without sales charge	0.25%	(2.13)%	(2.26)%
Enhanced Fixed Income Fund - Class A with sales charge	(5.50)%	(7.78)%	(7.32)%
Enhanced Fixed Income Fund - Class C	(0.10)%	(2.76)%	(2.92)%
Enhanced Fixed Income Fund - Class I	0.37%	(1.85)%	(2.01)%
Enhanced Fixed Income Fund - Class T without sales charge	0.11%	(2.31)%	(2.42)%
Enhanced Fixed Income Fund - Class T with sales charge	(3.38)%	(5.71)%	(5.47)%
Barclays U.S. Government Intermediate Index (2)	(0.02)%	(1.25)%	(1.22)%
Barclays Global Treasury Ex U.S. Index (2)	2.69%	(4.88)%	4.59%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Barclays U.S. Government Intermediate Index and the Barclays Global Treasury Ex U.S. Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Commercial Paper	34.8%
Bonds & Notes	30.9%
Certificates of Deposit	20.4%
Money Market Fund	8.4%
Mutual Funds	4.0%
Other Assets Less Liabilities	1.5%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund's performance figures* for the six months ended December 31, 2013, compared to its benchmarks:

	Six Months	One Year	Since Inception (1)
Ultra Short-Term Fixed Income - Class A without sales charge	0.15%	0.40%	0.35%
Ultra Short-Term Fixed Income - Class A with sales charge	(0.84)%	(0.60)%	(0.54)%
Ultra Short-Term Fixed Income - Class I	0.32%	0.73%	0.65%
Citigroup 3-Month Treasury Bill Index (2)	0.02%	0.05%	0.05%

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  Returns greater than 1 year are annualized.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. For performance information current to the most recent month-end, please call 1-888-944-4367.

(1) Inception date is November 19, 2012.

(2) The Citigroup 3-Month Treasury Bill Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Top Holdings By Security Type	% of Net Assets
Commercial Paper	61.1%
Certificates of Deposit	31.4%
Money Market Fund	7.3%
Other Assets Less Liabilities	0.2%
Total	100.0%

Please refer to the Fund's Schedule of Investments for complete holdings information.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 99.1%
	ADVERTISING - 0.2%
1,531	Omnicom Group, Inc. ^	$ 113,861

	AEROSPACE/DEFENSE - 2.3%
1,108	B/E Aerospace, Inc. *	96,429
735	Boeing Co.	100,320
1,206	L-3 Communications Holdings, Inc.	128,873
868	Lockheed Martin Corp.	129,037
1,176	Northrop Grumman Corp.	134,781
1,366	Raytheon Co. ^	123,896
1,487	Rockwell Collins, Inc.	109,919
474	TransDigm Group, Inc.	76,324
1,006	United Technologies Corp.	114,483
		1,014,062
	AGRICULTURE - 1.1%
3,094	Altria Group, Inc.	118,779
2,176	Archer-Daniels-Midland Co.	94,438
1,917	Lorillard, Inc.	97,154
1,232	Philip Morris International, Inc.	107,344
2,105	Reynolds American, Inc.	105,229
		522,944
	AIRLINES - 0.3%
5,860	Southwest Airlines Co.	110,402

	APPAREL - 1.2%
1,150	Carter's, Inc.	82,559
1,210	Hanesbrands, Inc. ^	85,027
1,113	NIKE, Inc. - Cl. B	87,526
451	Ralph Lauren Corp. - Cl. A	79,633
720	Under Armour, Inc. - Cl. A *	62,856
1,912	VF Corp.	119,194
		516,795
	AUTO MANUFACTURERS - 0.5%
3,842	Ford Motor Co.	59,282
1,938	General Motors Co. *	79,206
1,493	PACCAR, Inc.	88,341
		226,829
	AUTO PARTS & EQUIPMENT - 0.9%
2,893	Allison Transmission Holdings, Inc.	79,876
1,512	BorgWarner, Inc. ^	84,536
1,132	Lear Corp. ^	91,658
1,001	TRW Automotive Holdings Corp. *	74,464
869	WABCO Holdings, Inc. *	81,173
		411,707
	BANKS - 5.2%
2,952	BB&T Corp.	110,169
2,145	BOK Financial Corp.	142,256
1,071	Capital One Financial Corp.	82,049
1,382	Citigroup, Inc.	72,016
2,016	Comerica, Inc. ^	95,841
1,602	Cullen/Frost Bankers, Inc. ^	119,237
2,886	East West Bancorp, Inc. ^	100,923
5,166	Fifth Third Bancorp	108,641
1,861	First Republic Bank	97,423
456	Goldman Sachs Group, Inc. ^	80,831
9,546	Huntington Bancshares, Inc. ^	92,119
1,733	JPMorgan Chase & Co.	101,346
6,794	KeyCorp	91,175
978	M&T Bank Corp. ^	113,859
1,684	Northern Trust Corp.	104,223
1,278	PNC Financial Services Group, Inc.	99,147
7,560	Regions Financial Corp.	74,768
1,084	Signature Bank *	116,443
1,173	State Street Corp.	86,086
2,306	SunTrust Banks, Inc.	84,884

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BANKS (Continued) - 5.2%
3,554	US Bancorp	$ 143,582
2,421	Wells Fargo & Co.	109,913
2,593	Zions Bancorporation ^	77,686
		2,304,617
	BEVERAGES - 2.0%
1,437	Beam, Inc.	97,802
1,436	Brown-Forman Corp. - Cl. B	108,519
2,621	Coca-Cola Co.	108,274
2,543	Coca-Cola Enterprises, Inc.	112,223
580	Constellation Brands, Inc. - Cl. A *	40,820
2,278	Dr. Pepper Snapple Group, Inc.	110,984
419	Green Mountain Coffee Roasters, Inc. ^	31,668
1,403	Molson Coors Brewing Co. - Cl. B ^	78,778
953	Monster Beverage Corp. *	64,585
1,532	PepsiCo, Inc.	127,064
		880,717
	BIOTECHNOLOGY - 0.9%
391	Alexion Pharmaceuticals, Inc. * ^	52,026
508	Amgen, Inc.	57,993
241	Biogen Idec, Inc.*	67,420
380	Celgene Corp. *	64,205
840	Cubist Pharmaceuticals, Inc. *	57,851
1,002	Gilead Sciences, Inc .* ^	75,300
158	Regeneron Pharmaceuticals, Inc. *	43,488
		418,283
	BUILDING MATERIALS - 0.1%
1,382	Fortune Brands Home & Security, Inc. ^	63,157

	CHEMICALS - 3.5%
814	Air Products & Chemicals, Inc.	90,989
936	Airgas, Inc. ^	104,692
1,233	Albemarle Corp.	78,160
1,173	Celanese Corp. - Series A	64,879
325	CF Industries Holdings, Inc.	75,738
1,079	Ecolab, Inc.	112,507
1,796	EI du Pont de Nemours & Co.	116,686
1,207	FMC Corp.	91,080
1,301	International Flavors & Fragrances, Inc.	111,860
1,091	Mosaic Co.	51,572
493	PPG Industries, Inc.	93,502
1,016	Praxair, Inc. ^	132,110
1,048	Rockwood Holdings, Inc.	75,372
436	Sherwin-Williams Co.	80,006
1,644	Sigma-Aldrich Corp.	154,552
1,045	Valspar Corp.	74,498
541	Westlake Chemical Corp.	66,040
		1,574,243
	COMMERCIAL SERVICES - 4.2%
1,641	The ADT Corp. ^	66,411
494	Alliance Data Systems Corp. * ^	129,887
1,603	Automatic Data Processing, Inc. ^	129,538
2,241	Cintas Corp. ^	133,541
1,616	Equifax, Inc.	111,649
564	FleetCor Technologies, Inc. *	66,084
1,259	Gartner, Inc. * ^	89,452
2,271	Iron Mountain, Inc.	68,925
1,836	Leidos Holdings, Inc. ^	85,356
845	Manpower Group, Inc.	72,552
137	Mastercard, Inc. - Cl. A	114,458
759	Moody's Corp. ^	59,559
2,774	Quanta Services, Inc. *	87,547
1,574	Robert Half International, Inc.	66,092
2,855	SEI Investments Co.	99,154
3,047	Total System Services, Inc.	101,404

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.2%
979	Towers Watson & Co. - Cl. A	$ 124,930
2,865	Vantiv, Inc. * ^	93,428
1,453	Verisk Analytics, Inc. - Cl. A *	95,491
4,344	Western Union Co.	74,934
		1,870,392
	COMPUTERS - 2.3%
628	3D Systems Corp. * ^	58,360
116	Apple, Inc.	65,089
840	Cognizant Technology Solutions Corp. - Cl. A *	84,823
1,108	Computer Sciences Corp.	61,915
2,883	EMC Corp. ^	72,507
691	IHS, Inc. - Cl. A *	82,713
483	International Business Machines Corp.	90,596
2,122	Jack Henry & Associates, Inc.	125,644
1,738	NetApp, Inc.	71,501
1,010	SanDisk Corp.	71,245
3,067	Synopsys, Inc. *	124,428
839	Teradata Corp. *	38,166
876	Western Digital Corp.	73,496
		1,020,483
	COSMETICS/PERSONAL CARE - 0.7%
1,783	Colgate-Palmolive Co.	116,269
1,048	Estee Lauder Cos., Inc. - Cl. A	78,935
1,240	Procter & Gamble Co.	100,948
		296,152
	DISTRIBUTION/WHOLESALE - 1.0%
1,397	Arrow Electronics, Inc. *	75,787
1,430	Fastenal Co. ^	67,939
403	Fossil Group, Inc. *	48,336
1,170	Genuine Parts Co.	97,332
1,781	LKQ Corp. *	58,595
327	WW Grainger, Inc.	83,522
		431,511
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
418	Affiliated Managers Group, Inc. *	90,656
1,236	American Express Co.	112,142
847	Ameriprise Financial, Inc.	97,447
259	BlackRock, Inc. - Cl. A ^	81,966
2,031	CBOE Holdings, Inc.	105,531
3,033	Charles Schwab Corp. ^	78,858
1,158	CME Group, Inc. ^	90,857
1,601	Discover Financial Services	89,576
1,696	Eaton Vance Corp. ^	72,572
1,488	Franklin Resources, Inc.	85,902
1,034	IntercontinentalExchange, Inc.	232,567
2,168	Invesco Ltd. ^	78,915
2,053	NASDAQ OMX Group, Inc.	81,709
704	Nationstar Mortgage Holdings, Inc. *	26,020
935	Ocwen Financial Corp. *	51,846
1,549	Raymond James Financial, Inc.	80,842
3,343	SLM Corp.	87,854
1,114	T. Rowe Price Group, Inc.	93,320
2,348	TD Ameritrade Holding Corp. ^	71,943
1,307	Waddell & Reed Financial, Inc. - Cl. A	85,112
		1,795,635
	ELECTRIC - 4.8%
2,384	Alliant Energy Corp.	123,014
2,805	American Electric Power Co., Inc.	131,106
4,320	CMS Energy Corp.	115,646
2,423	Consolidated Edison, Inc.	133,943
1,886	DTE Energy Co.	125,212
2,003	Duke Energy Corp.	138,227
1,467	Entergy Corp.	92,817
1,124	ITC Holdings Corp.	107,702

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ELECTRIC (Continued) - 4.8%
1,508	NextEra Energy, Inc.	$ 129,115
2,694	Northeast Utilities	114,199
2,487	OGE Energy Corp.	84,309
2,012	Pinnacle West Capital Corp.	106,475
4,168	PPL Corp. ^	125,415
3,436	Public Service Enterprise Group, Inc. ^	110,089
2,630	SCANA Corp.	123,426
3,356	Southern Co. ^	137,965
2,979	Wisconsin Energy Corp.	123,152
4,231	Xcel Energy, Inc. ^	118,214
		2,140,026
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
2,087	AMETEK, Inc.	109,922
1,413	Emerson Electric Co.	99,164
964	Energizer Holdings, Inc.	104,343
970	Hubbell, Inc. - Cl. B	105,633
		419,062
	ELECTRONICS - 1.8%
1,610	Agilent Technologies, Inc.	92,076
928	Amphenol Corp. - Cl. A ^	82,759
1,715	Avnet, Inc.	75,649
2,080	FLIR Systems, Inc.	62,608
1,225	Honeywell International, Inc.	111,928
2,968	Jabil Circuit, Inc.	51,762
310	Mettler-Toledo International, Inc. * ^	75,203
941	Thermo Fisher Scientific, Inc.	104,780
2,300	Trimble Navigation Ltd. *	79,810
835	Waters Corp. *	83,500
		820,075
	ENGINEERING & CONSTRUCTION - 0.2%
1,261	Jacobs Engineering Group, Inc. * ^	79,430

	ENTERTAINMENT - 0.3%
3,001	International Game Technology	54,498
1,633	Madison Square Garden Co. - Cl. A *	94,028
		148,526
	ENVIRONMENTAL CONTROL - 1.0%
3,239	Republic Services, Inc.	107,535
1,004	Stericycle, Inc. *	116,635
2,375	Waste Connections, Inc.	103,621
2,999	Waste Management, Inc.	134,565
		462,356
	FOOD - 2.9%
3,409	Flowers Foods, Inc. ^	73,191
2,346	General Mills, Inc.	117,089
1,228	Hershey Co. ^	119,398
2,295	Hormel Foods Corp. ^	103,665
1,027	Ingredion, Inc.	70,308
989	JM Smucker Co.	102,480
1,631	Kraft Foods Group, Inc.	87,944
2,182	Kroger Co.	86,254
1,496	McCormick & Co., Inc. ^	103,104
2,534	Mondelez International, Inc. - Cl. A	89,450
1,754	Safeway, Inc.	57,128
3,260	Sysco Corp. ^	117,686
2,546	Tyson Foods, Inc. - Cl. A ^	85,189
1,216	Whole Foods Market, Inc.	70,321
		1,283,207

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	FOREST PRODUCTS & PAPER - 0.3%
1,301	International Paper Co.	$ 63,788
1,963	MeadWestvaco Corp.	72,494
		136,282
	GAS - 1.0%
2,607	AGL Resources, Inc. ^	123,129
1,322	National Fuel Gas Co. ^	94,391
3,641	NiSource, Inc.	119,716
1,313	Sempra Energy	117,855
		455,091
	HAND & MACHINE TOOLS - 0.6%
1,167	Lincoln Electric Holdings, Inc.	83,254
929	Snap-on, Inc.	101,744
1,001	Stanley Black & Decker, Inc.	80,771
		265,769
	HEALTHCARE-PRODUCTS - 3.6%
1,466	Baxter International, Inc.	101,960
1,204	Becton Dickinson and Co.	133,030
2,268	CareFusion Corp. *	90,312
694	Cooper Cos., Inc.	85,945
2,264	DENTSPLY International, Inc. ^	109,759
599	Edwards Lifesciences Corp. * ^	39,390
1,210	Henry Schein, Inc. *	138,255
937	IDEXX Laboratories, Inc. * ^	99,669
117	Intuitive Surgical, Inc. * ^	44,937
957	Life Technologies Corp. *	72,541
1,869	Medtronic, Inc.	107,262
2,870	Patterson Cos., Inc. ^	118,244
1,391	ResMed, Inc. ^	65,488
1,570	St. Jude Medical, Inc.	97,262
1,648	Stryker Corp.	123,831
1,087	Varian Medical Systems, Inc. *	84,449
1,237	Zimmer Holdings, Inc.	115,276
		1,627,610
	HEALTHCARE SERVICES - 2.2%
1,164	Aetna, Inc.	79,839
1,090	Cigna Corp.	95,353
1,362	DaVita HealthCare Partners, Inc. *	86,310
1,622	HCA Holdings, Inc. *	77,386
684	Humana, Inc. ^	70,602
1,289	Laboratory Corp. of America Holdings * ^	117,776
2,030	MEDNAX, Inc. * ^	108,361
1,576	Quest Diagnostics, Inc.	84,379
1,090	UnitedHealth Group, Inc.	82,077
1,001	Universal Health Services, Inc. - Cl. B	81,341
983	WellPoint, Inc.	90,819
		974,243
	HOMEBUILDERS - 0.4%
2,058	DR Horton, Inc. ^	45,935
1,308	Lennar Corp. - Cl. A ^	51,744
2,443	PulteGroup, Inc. ^	49,764
1,381	Toll Brothers, Inc. *	51,097
		198,540
	HOME FURNISHINGS - 0.3%
801	Harman International Industries, Inc.	65,562
382	Whirlpool Corp. ^	59,921
		125,483
	HOUSEHOLD PRODUCTS/WARES - 1.3%
1,914	Avery Dennison Corp.	96,064
1,997	Church & Dwight Co., Inc.	132,361
1,496	Clorox Co. ^	138,769
1,045	Kimberly-Clark Corp.	109,161
895	Tupperware Brands Corp.	84,604
		560,959

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	HOUSEWARES - 0.2%
3,409	Newell Rubbermaid, Inc.	$ 110,486

	INSURANCE - 4.8%
1,373	Aflac, Inc. ^	91,716
2,130	Allstate Corp.	116,170
2,460	American Financial Group, Inc.	141,991
2,662	Arthur J Gallagher & Co. - Cl. B	124,928
3,068	Brown & Brown, Inc.	96,305
1,389	Chubb Corp. ^	134,219
2,337	Cincinnati Financial Corp. ^	122,389
3,177	Fidelity National Financial, Inc. - Cl. A	103,094
3,891	Genworth Financial, Inc. - Cl.A *	60,427
2,947	HCC Insurance Holdings, Inc.	135,975
1,327	Lincoln National Corp.	68,500
231	Markel Corp. *	134,061
2,742	Marsh & McLennan Cos., Inc.	132,603
1,824	Principal Financial Group, Inc. ^	89,941
4,426	Progressive Corp.	120,697
1,602	Torchmark Corp. ^	125,196
1,299	Travelers Cos., Inc. ^	117,611
2,427	Unum Group	85,139
2,870	WR Berkley Corp.	124,529
		2,125,491
	INTERNET - 1.8%
1,202	eBay, Inc. *	65,978
479	F5 Networks, Inc. *	43,522
105	Google, Inc. - Cl. A *	117,675
1,443	IAC/InterActiveCorp.	99,120
156	LinkedIn Corp. *	33,825
86	Netflix, Inc. *	31,663
79	Priceline.com, Inc. *	91,830
575	Rackspace Hosting, Inc. * ^	22,500
3,180	Symantec Corp.	74,984
618	TripAdvisor, Inc. * ^	51,189
1,900	Verisign, Inc. * ^	113,582
2,042	Yahoo!, Inc. *	82,578
		828,446
	INVESTMENT COMPANIES - 0.3%
6,454	Ares Capital Corp.	114,688

	IRON/STEEL - 0.3%
1,603	Nucor Corp.	85,568
937	Reliance Steel & Aluminum Co.	71,062
		156,630
	LEISURE TIME - 0.6%
2,275	Carnival Corp. ^	91,387
1,156	Harley-Davidson, Inc.	80,041
640	Polaris Industries, Inc. ^	93,210
		264,638
	LODGING - 1.2%
1,732	Hyatt Hotels Corp. - Cl. A *	85,665
982	Las Vegas Sands Corp.	77,450
1,980	Marriott International, Inc. - Cl. A	97,733
1,057	Starwood Hotels & Resorts Worldwide, Inc.	83,979
1,206	Wyndham Worldwide Corp.	88,870
509	Wynn Resorts Ltd. ^	98,853
		532,550
	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,052	Caterpillar, Inc. ^	95,532
1,066	Joy Global, Inc. ^	62,350
		157,882

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MACHINERY DIVERSIFIED - 2.0%
1,216	AGCO Corp. ^	$ 71,975
529	Cummins, Inc.	74,573
1,053	Deere & Co.	96,170
1,322	Flowserve Corp.	104,213
1,077	Graco, Inc. ^	84,135
939	Nordson Corp.	69,768
773	Rockwell Automation, Inc. ^	91,338
760	Roper Industries, Inc. ^	105,397
1,534	Wabtec Corp. ^	113,930
2,635	Xylem, Inc.	91,171
		902,670
	MEDIA - 2.8%
1,166	AMC Networks, Inc. - Cl. A *	79,416
1,231	CBS Corp. - Cl. B	78,464
1,861	Comcast Corp. - Cl. A ^	96,707
1,264	DIRECTV - Cl. A *	87,330
1,099	Discovery Communications, Inc. - Cl. A * ^	99,372
817	FactSet Research Systems, Inc. ^	88,710
1,471	Gannett Co., Inc.	43,512
2,608	Nielsen Holdings NV	119,681
1,212	Scripps Networks Interactive, Inc. Cl. A	104,729
18,923	Sirius XM Radio, Inc. * ^	66,041
595	Time Warner Cable, Inc. - Cl. A	80,623
1,480	Time Warner, Inc.	103,186
934	Viacom, Inc. - Cl. B	81,576
1,434	Walt Disney Co. ^	109,558
		1,238,905
	METAL FABRICATE/HARDWARE - 0.4%
356	Precision Castparts Corp.	95,871
1,125	Timken Co.	61,954
		157,825
	MINING - 0.3%
1,720	Freeport-McMoRan Copper & Gold, Inc. - Cl. B	64,913
1,984	Southern Copper Corp.	56,961
		121,874
	MISCELLANEOUS MANUFACTURING - 2.8%
1,079	3M Co.	151,330
1,337	Carlisle Cos., Inc.	106,158
1,236	Colfax Corp. *	78,721
1,466	Danaher Corp.	113,175
2,484	Donaldson Co., Inc.	107,955
978	Dover Corp. ^	94,416
4,044	General Electric Co.	113,353
1,340	Illinois Tool Works, Inc.	112,667
2,733	Leggett & Platt, Inc. ^	84,559
1,254	Pall Corp. ^	107,029
777	Parker Hannifin Corp.	99,953
1,943	Textron, Inc.	71,425
		1,240,741
	OFFICE/BUSINESS EQUIPMENT - 0.2%
6,656	Xerox Corp.	81,004

	OIL & GAS - 4.3%
826	Apache Corp.	70,986
1,489	Cabot Oil & Gas Corp. - Cl. A	57,714
974	Chevron Corp.	121,662
630	Cimarex Energy Co.	66,093
556	Concho Resources, Inc. * ^	60,048
1,450	ConocoPhillips	102,443
579	Continental Resources, Inc. * ^	65,149
3,715	Denbury Resources, Inc. *	61,037
1,316	Diamond Offshore Drilling, Inc.	74,907
854	Energen Corp.	60,421
750	EQT Corp.	67,335
1,432	Exxon Mobil Corp.	144,918
713	Gulfport Energy Corp.	45,026

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	OIL & GAS (Continued) - 4.3%
964	Helmerich & Payne, Inc.	$ 81,053
824	Hess Corp.	68,392
1,211	HollyFrontier Corp.	60,175
1,742	Marathon Oil Corp.	61,493
747	Marathon Petroleum Corp.	68,522
1,321	Murphy Oil Corp. ^	85,706
1,163	Noble Energy, Inc.	79,212
975	Occidental Petroleum Corp.	92,723
940	Phillips 66	72,502
1,879	Rowan Cos. PLC - Cl. A*	66,441
970	Tesoro Corp.	56,745
1,369	Valero Energy Corp.	68,998
1,043	Whiting Petroleum Corp. *	64,530
		1,924,231
	OIL & GAS SERVICES - 1.4%
1,561	Baker Hughes, Inc.	86,261
1,052	Cameron International Corp. *	62,626
955	Dresser-Rand Group, Inc. *	56,947
654	Dril-Quip, Inc. * ^	71,894
1,187	FMC Technologies, Inc. *	61,973
965	National Oilwell Varco, Inc.	76,746
808	Oceaneering International, Inc.	63,735
559	Oil States International, Inc. *	56,862
866	Schlumberger Ltd.	78,035
		615,079
	PACKAGING & CONTAINERS - 1.1%
2,208	Ball Corp.	114,065
2,800	Bemis Co., Inc. ^	114,688
2,269	Crown Holdings, Inc. *	101,129
1,575	Packaging Corp. of America	99,666
505	Rock Tenn Co. - Cl. A	53,030
		482,578
	PHARMACEUTICALS - 3.0%
624	Allergan, Inc.	69,314
1,717	AmerisourceBergen Corp.	120,722
1,862	Eli Lilly & Co.	94,962
1,425	Express Scripts Holding Co. *	100,092
1,472	Johnson & Johnson	134,820
761	McKesson Corp.	122,825
759	Mead Johnson Nutrition Co.	63,574
2,004	Merck & Co., Inc.	100,300
2,302	Mylan, Inc. * ^	99,907
1,857	Omicare, Inc.	112,089
673	Perrigo Co. ^	103,279
3,473	Pfizer, Inc.	106,378
462	Questcor Pharmaceuticals, Inc. ^	25,156
1,100	Salix Pharmaceuticals Ltd. * ^	98,934
		1,352,352
	PIPELINES - 0.5%
943	ONEOK, Inc.	58,636
2,627	Spectra Energy Corp.	93,574
2,282	Williams Cos., Inc.	88,017
		240,227
	REAL ESTATE - 0.2%
2,854	CBRE Group, Inc. - Cl. A *	75,060

	RETAIL - 8.6%
1,135	Advanced Auto Parts, Inc.	125,622
1,293	AutoNation, Inc. *	64,249
221	AutoZone, Inc. * ^	105,625
1,229	Bed Bath & Beyond, Inc. *	98,689
3,502	Burger King Worldwide, Inc.	80,056
719	Cabela's, Inc. - Cl. A * ^	47,929
1,423	CarMax, Inc. * ^	66,909

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	RETAIL (Continued) - 8.6%
148	Chipotle Mexican Grill, Inc. - Cl. A * ^	$ 78,851
960	Coach, Inc.	53,885
1,005	Costco Wholesale Corp.	119,605
1,674	CVS Caremark Corp.	119,808
1,958	Darden Restaurants, Inc.	106,456
1,332	Dick's Sporting Goods, Inc.	77,389
1,121	Dollar General Corp. *	67,619
1,285	Dollar Tree, Inc. *	72,500
1,921	Dunkin' Brands Group, Inc.	92,592
896	Family Dollar Stores, Inc.	58,213
2,061	Foot Locker, Inc.	85,408
1,761	Gap, Inc.	68,820
1,009	GNC Holdings, Inc. - Cl. A	58,976
1,209	Home Depot, Inc.	99,549
1,608	Kohl's Corp. ^	91,254
1,188	L Brands, Inc. ^	73,478
1,593	Lowe's Cos., Inc.	78,933
1,822	Macy's, Inc.	97,295
1,356	McDonald's Corp.	131,573
982	MSC Industrial Direct Co., Inc. - Cl. A	79,414
1,544	Nordstrom, Inc. ^	95,419
426	Nu Skin Enterprises, Inc.	58,882
711	O'Reilly Automotive, Inc. *	91,513
491	Panera Bread Co. - Cl. A *	86,755
1,013	PetSmart, Inc. ^	73,696
1,001	Ross Stores, Inc.	75,005
2,673	Sally Beauty Holdings, Inc. *	80,805
1,120	Starbucks Corp.	87,797
1,642	Target Corp.	103,889
958	Tiffany & Co.	88,883
1,806	TJX Cos., Inc.	115,096
1,127	Tractor Supply Co. ^	87,433
435	Ulta Salon Cosmetics & Fragrance, Inc. *	41,986
1,759	Urban Outfitters, Inc. *	65,259
1,420	Walgreen Co.	81,565
1,808	Wal-Mart Stores, Inc.	142,272
1,210	Williams-Sonoma, Inc. ^	70,519
1,072	Yum! Brands, Inc.	81,054
		3,828,525
	SAVINGS & LOANS - 0.7%
10,642	Hudson City Bancorp, Inc.	100,354
6,477	New York Community Bancorp, Inc. ^	109,137
7,736	People's United Financial, Inc. ^	116,968
		326,459
	SEMICONDUCTORS - 2.4%
1,837	Altera Corp.	59,758
1,789	Analog Devices, Inc.	91,114
537	Cree, Inc. *	33,600
3,476	Intel Corp. ^	90,237
1,067	KLA-Tencor Corp.	68,779
1,258	Lam Research Corp. *	68,498
2,196	Linear Technology Corp. ^	100,028
7,311	LSI Corp.	80,567
2,379	Maxim Integrated Products, Inc.	66,398
4,989	NVIDIA Corp. ^	79,924
1,303	QUALCOMM, Inc.	96,748
1,753	Skyworks Solutions, Inc. * ^	50,066
2,083	Texas Instruments, Inc.	91,465
1,677	Xilinx, Inc.	77,008
		1,054,190

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SOFTWARE - 2.8%
3,064	Activision Blizzard, Inc.	$ 54,631
1,851	Adobe Systems, Inc. *	110,838
932	Akamai Technologies, Inc. *	43,972
776	ANSYS, Inc. *	67,667
1,625	Autodesk, Inc. *	81,786
3,100	CA, Inc.	104,315
1,598	Cerner Corp. *	89,073
875	Citrix Systems, Inc. *	55,344
2,025	Fidelity National Information Services, Inc.	108,702
2,002	Fiserv, Inc. *	118,218
2,335	MSCI, Inc. - Cl. A * ^	102,086
2,055	Oracle Corp.	78,624
2,776	Paychex, Inc. ^	126,391
1,243	Red Hat, Inc. *	69,658
419	VMware, Inc. - Cl. A * ^	37,588
		1,248,893
	TELECOMMUNICATIONS - 1.5%
3,817	Amdocs Ltd.	157,413
1,468	CenturyLink, Inc.	46,756
2,844	Cisco Systems, Inc.	63,848
5,436	Corning, Inc.	96,870
2,518	Juniper Networks, Inc. * ^	56,831
1,420	Motorola Solutions, Inc.	95,850
3,100	TW Telecom, Inc. *	94,457
7,595	Windstream Holdings, Inc. ^	60,608
		672,633
	TEXTILES - 0.2%
445	Mohawk Industries, Inc. * ^	66,261

	TOYS & GAMES - 0.2%
2,211	Mattel, Inc. ^	105,199

	TRANSPORTATION - 1.7%
1,184	CH Robinson Worldwide, Inc. ^	69,075
3,118	CSX Corp.	89,705
1,718	Expeditors International of Washington, Inc. ^	76,022
691	FedEx Corp.	99,345
1,057	JB Hunt Transport Services, Inc. ^	81,706
590	Kansas City Southern	73,060
954	Kirby Corp. *	94,685
1,084	Norfolk Southern Corp. ^	100,628
581	Union Pacific Corp.	97,608
		781,834
	WATER - 0.5%
2,746	American Water Works Co., Inc.	116,046
3,745	Aqua America, Inc. ^	88,345
		204,391

	TOTAL COMMON STOCK - (Cost - $39,409,484)	44,280,191

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
197,337	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	197,337
	TOTAL SHORT-TERM INVESTMENTS (Cost - $197,337)

	COLLATERAL FOR SECURITIES LOANED - 23.1%
10,298,808	Mount Vernon Securities Lending Prime Portfolio	10,298,808
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $10,298,808)

	TOTAL INVESTMENTS - 122.6% (Cost - $49,905,629) (a)	$ 54,776,336
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.6) %	(10,091,791)
	NET ASSETS - 100.0%	$ 44,684,545

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
PLC - Public limited company.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,906,562 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 5,153,558
	Unrealized depreciation		(283,784)
	Net unrealized appreciation		$ 4,869,774

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
LONG FUTURES CONTRACTS - 0.0%
Equity Futures - 0.0%
3	S&P Mini Future, Mar 2014	$ 276,188	$ 1,825
TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 98.3%
	AEROSPACE/DEFENSE - 1.6%
959	AAR Corp. ^	$ 26,862
545	Astronics Corp. *	27,795
18	Astronics Corp. - Cl. B *	914
685	Cubic Corp.	36,072
705	Curtiss-Wright Corp. ^	43,872
972	Kaman Corp. ^	38,618
574	National Presto Industries, Inc.	46,207
1,739	Orbital Sciences Corp. *	40,519
		260,859
	AGRICULTURE - 0.5%
512	Andersons, Inc. ^	45,655
125	Tejon Ranch Co. *	669
636	Universal Corp. ^	34,726
		81,050
	AIRLINES - 0.4%
274	Allegiant Travel Co.	28,891
1,340	Republic Airways Holdings, Inc. *	14,325
1,456	Spirit Airlines, Inc. *	21,592
		64,808
	APPAREL - 0.6%
941	Iconix Brand Group, Inc. * ^	37,358
432	Oxford Industries, Inc. ^	34,849
818	Unifi, Inc. *	22,282
		94,489
	AUTO MANUFACTERER - 0.1%
1,550	Wabash National Corp. * ^	19,143

	AUTO PARTS & EQUIPMENT - 0.8%
518	Dorman Products, Inc. * ^	29,044
1,299	Gentherm, Inc. * ^	34,826
835	Standard Motor Products, Inc. ^	30,728
1,473	Superior Industries International, Inc.	30,388
		124,986
	BANKS - 13.8%
1,712	Bancorp, Inc. *	30,662
1,692	BancorpSouth, Inc. ^	43,011
809	Bank of the Ozarks, Inc. *	45,781
1,061	Banner Corp. ^	47,554
2,380	BBCN Bancorp, Inc.	39,484
2,884	Boston Private Financial Holdings, Inc.	36,396
1,431	Capital Bank Financial Corp. *	32,555
531	Cass Information Systems, Inc. ^	35,763
1,319	Cathay General Bancorp	35,257
2,286	Central Pacific Financial Co. *	45,903
912	City Holding Co. ^	42,253
1,719	Columbia Banking System, Inc. ^	47,290
1,311	Community Bank System, Inc. ^	52,020
1,034	Community Trust Bancorp, Inc. ^	46,695
2,802	CVB Financial Corp.	47,830
1,083	Eagle Bancorp, Inc. * ^	33,172
229	First Citizens BancShares, Inc.	50,982
4,433	First Commonwealth Financial Corp.	39,099
2,700	First Financial Bancorp	47,061
554	First Financial Bankshares, Inc. ^	36,741
710	First Financial Holdings, Inc.	47,222
1,486	First Interstate Bancsystem, Inc.	42,158
3,179	FNB Corp. ^	40,119
1,622	Glacier Bancorp, Inc. ^	48,319
1,007	Home BancShares, Inc. ^	37,611
707	Iberiabank Corp.	44,435
1,204	Independent Bank Corp. ^	47,185
1,402	International Bancshares Corp. ^	36,999
1,237	MB Financial, Inc.	39,695
1,862	NBT Bancorp, Inc.	48,226
2,372	Old National Bancorp ^	36,458

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BANKS (Continued) - 13.8%
1,015	PacWest Bancorp ^	$ 42,853
536	Park National Corp.	45,598
1,002	Pinnacle Financial Partners, Inc.	32,595
1,351	PrivateBancorp, Inc.	39,084
1,279	Renasant Corp.	40,237
1,417	S&T Bancorp, Inc. ^	35,864
1,207	Sterling Financial Corp. ^	41,135
1,044	Taylor Capital Group, Inc. *	27,750
660	Texas Capital Bancshares, Inc. *	41,052
871	Tompkins Financial Corp.	44,761
6,912	TrustCo Bank Corp. ^	49,628
1,468	Trustmark Corp.	39,401
2,095	Umpqua Holdings Corp. ^	40,098
1,780	Union First Market Bankshares Corp.	44,162
1,300	United Bankshares, Inc. ^	40,885
1,964	United Community Banks, Inc. *	34,861
1,925	ViewPoint Financial Group, Inc. ^	52,841
1,272	WesBanco, Inc.	40,704
1,047	Westamerica Bancorporation ^	59,114
1,661	Western Alliance Bancorp *	39,631
3,273	Wilshire Bancorp, Inc. ^	35,774
1,174	Wintrust Financial Corp. ^	54,145
		2,226,109
	BEVERAGES - 0.3%
663	Coca-Cola Bottling Co. Consolidated	48,525

	BIOTECHNOLOGY - 0.6%
1,789	Cambrex Corp. *	31,898
4,292	PDL BioPharma, Inc. ^	36,224
2,530	Repligen Corp. ^	34,509
		102,631
	BUILDING MATERIALS - 1.1%
1,072	AAON, Inc. ^	34,250
780	Apogee Enterprises, Inc. ^	28,010
1,347	Comfort Systems USA, Inc.	26,118
750	Drew Industries, Inc.	38,400
1,331	PGT, Inc. *	13,470
892	Simpson Manufacturing Co., Inc.	32,763
		173,011
	CHEMICALS - 2.9%
889	A Schulman, Inc.	31,346
1,657	Aceto Corp.	41,442
302	American Pacific Corp. * ^	11,253
722	American Vanguard Corp. ^	17,537
567	Balchem Corp.	33,283
832	HB Fuller Co.	43,297
713	Innophos Holdings, Inc.	34,652
757	Innospec, Inc.	34,989
1,010	Intrepid Potash, Inc. * ^	15,998
1,524	Landec Corp. * ^	18,471
810	Minerals Technologies, Inc.	48,657
1,420	Olin Corp. *	40,967
431	Quaker Chemical Corp. ^	33,217
636	Stepan Co. ^	41,741
1,395	Zep, Inc.	25,333
		472,183
	COAL - 0.5%
1,697	Cloud Peak Energy, Inc. *	30,546
1,832	SunCoke Energy, Inc. *	41,788
		72,334
	COMMERCIAL SERVICES - 7.4%
1,613	ABM Industries, Inc.	46,116
593	American Public Education, Inc. *	25,778
1,065	Bridgepoint Education, Inc. *	18,861
346	Capella Education Co. ^	22,988
754	Cardtronics, Inc. *	32,761

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 7.4%
901	Carriage Services, Inc. ^	$ 17,597
5,280	CBIZ, Inc. * ^	48,154
368	Chemed Corp. ^	28,196
2,024	Convergys Corp.	42,605
910	Corvel Corp. *	42,497
1,725	Ennis, Inc.	30,533
1,286	ExlService Holdings, Inc. *	35,519
1,062	Forrester Research, Inc. ^	40,632
3,179	Global Cash Access Holdings, Inc. * ^	31,758
646	Grand Canyon Education, Inc. * ^	28,166
763	Green Dot Corp. *	19,189
819	H&E Equipment Services, Inc. *	24,267
1,375	Healthcare Services Group, Inc. ^	39,009
886	Heartland Payment Systems, Inc.	44,158
572	Huron Consulting Group, Inc. *	35,876
951	ICF International, Inc. * ^	33,009
740	Insperity, Inc.	26,736
610	K12, Inc. *	13,267
1,616	Kelly Services, Inc. - Cl. A	40,303
1,395	Korn/Ferry International *	36,437
973	Matthews International Corp. - Cl. A ^	41,460
975	McGrath RentCorp.	38,805
777	Medifast, Inc. *	20,303
657	Monro Muffler Brake, Inc. ^	37,029
847	Multi-Color Corp.	31,966
1,697	Navigant Consulting, Inc. * ^	32,582
613	On Assignment, Inc. *	21,406
1,789	Performant Financial Corp. *	18,427
678	Providence Service Corp. *	17,438
2,042	Resources Connection, Inc.	29,262
1,047	RPX Corp. *	17,694
429	Strayer Education, Inc. *	14,788
1,563	TeleTech Holdings, Inc. *	37,418
856	Valassis Communications, Inc.	29,318
		1,192,308
	COMPUTERS - 2.4%
517	CACI International, Inc. - Cl. A * ^	37,855
995	Computer Task Group, Inc.	18,805
899	Electronics for Imaging, Inc. *	34,818
808	iGATE Corp. *	32,449
1,125	Insight Enterprises, Inc. *	25,549
347	Manhattan Associates, Inc. *	40,766
576	MTS Systems Corp. ^	41,040
1,123	Netscout Systems, Inc. *	33,230
1,473	Super Micro Computer, Inc. *	25,277
1,858	Sykes Enterprises, Inc. *	40,523
495	Synaptics, Inc. * ^	25,646
785	Vitusa Corp. *	29,901
		385,859
	COSMETICS/PERSONAL CARE - 0.2%
798	Inter Parfums, Inc.	28,576

	DISTRIBUTION/WHOLESALE - 0.6%
467	Core-Mark Holding Co., Inc.	35,459
188	MWI Veterinary Supply, Inc. * ^	32,071
746	United Stationers, Inc. ^	34,234
		101,764
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
820	Cohen & Steers, Inc. ^	32,849
517	Ellie Mae, Inc. * ^	13,892
632	Encore Capital Group, Inc. * ^	31,764
474	Evercore Partners, Inc.	28,336
471	Greenhill & Co., Inc.	27,290
2,859	Higher One Holdings, Inc. *	27,904
2,278	Interactive Brokers Group, Inc. - Cl. A	55,447
3,057	Janus Capital Group, Inc. ^	37,815

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 2.7%
573	MarketAxess Holdings, Inc.	$ 38,317
944	Nelnet, Inc. - Cl. A	39,780
371	Outerwall, Inc. * ^	24,957
143	Virtus Investment Partners, Inc. * ^	28,607
361	WageWorks, Inc. * ^	21,458
308	World Acceptance Corp. * ^	26,959
		435,375
	ELECTRIC - 2.6%
1,038	ALLETE, Inc.	51,775
1,870	Avista Corp. ^	52,715
1,276	El Paso Electric Co.	44,800
2,487	Empire District Electric Co.	56,430
797	MGE Energy, Inc. ^	46,146
1,764	Pike Electric Corp. *	18,645
1,959	PNM Resources, Inc.	47,251
1,225	UIL Holdings Corp. ^	47,469
962	UNS Energy Corp.	57,576
		422,807
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
849	Coleman Cable, Inc. ^	22,261
809	Encore Wire Corp.	43,848
2,372	GrafTech International Ltd. *	26,638
421	Littelfuse, Inc. ^	39,124
403	Powell Industries, Inc.	26,997
1,143	PowerSecure International, Inc. *	19,625
		178,493
	ELECTRONICS - 3.7%
619	American Science & Engineering, Inc.	44,512
439	Analogic Corp.	38,878
494	Badger Meter, Inc. ^	26,923
1,455	Benchmark Electronics, Inc. *	33,581
481	Coherent, Inc. * ^	35,782
908	ESCO Technologies, Inc. ^	31,108
452	FARO Technologies, Inc. *	26,352
1,363	II-VI, Inc. *	23,989
820	InvenSense, Inc. * ^	17,040
696	Itron, Inc. * ^	28,835
613	Measurement Specialties, Inc. * ^	37,203
618	Methode Electronics, Inc.	21,129
219	OSI Systems, Inc. *	11,631
757	Plexus Corp. * ^	32,771
1,185	Rofin-Sinar Technologies, Inc. * ^	32,019
446	Rogers Corp. *	27,429
931	Sanmina Corp. *	15,548
1,380	Taser International, Inc. *	21,914
652	Tech Data Corp. *	33,643
1,792	Vishay Intertechnology, Inc. * ^	23,762
593	Watts Water Technologies, Inc. - Cl. A ^	36,689
		600,738
	ENERGY-ALTERNATE SOURCES - 0.2%
1,596	FutureFuel Corp.	25,217

	ENGINEERING & CONSTRUCTION - 0.7%
1,100	Aegion Corp. * ^	24,079
954	Dycom Industries, Inc. *	26,512
439	Exponent, Inc.	33,996
1,084	MYR Group, Inc. *	27,187
		111,774
	ENTERTAINMENT - 0.3%
417	Churchill Downs, Inc.	37,384
484	Multimedia Games Holding Co., Inc. *	15,178
		52,562
	ENVIRONMENTAL CONTROL - 0.5%
588	Mine Safety Appliances Co.	30,111
1,120	US Ecology, Inc.	41,653
		71,764

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	FOOD - 1.9%
551	Annie's, Inc. *	$ 23,715
1,070	Calavo Growers, Inc.	32,378
1,118	Chefs' Warehouse, Inc. * ^	32,601
501	J&J Snack Foods Corp.	44,384
763	Post Holdings, Inc. *	37,593
1,208	Snyders-Lance, Inc.	34,694
1,098	Spartan Stores, Inc. ^	26,659
1,196	Tootsie Roll Industries, Inc.	38,918
677	Weis Markets, Inc.	35,583
		306,525
	FOREST PRODUCTS & PAPER - 0.8%
415	Deltic Timber Corp. ^	28,195
789	Neenah Paper, Inc. ^	33,746
1,153	PH Glatfelter Co.	31,869
584	Schweitzer-Mauduit International, Inc.	30,058
		123,868
	GAS - 0.6%
725	Chesapeake Utilities Corp. ^	43,515
833	South Jersey Industries, Inc.	46,615
		90,130
	HAND/MACHINE TOOLS - 0.2%
779	Franklin Electric Co., Inc. ^	34,775

	HEALTHCARE PRODUCTS - 2.2%
500	Abaxis, Inc. * ^	20,010
1,109	Cantel Medical Corp.	37,606
1,324	CONMED Corp.	56,270
519	Cyberonics, Inc. *	34,000
1,299	Globus Medical, Inc. *	26,214
776	Hanger, Inc. *	30,528
408	ICU Medical, Inc. *	25,994
1,157	Masimo Corp. * ^	33,819
1,346	Meridian Bioscience, Inc. ^	35,709
1,698	Merit Medical Systems, Inc. *	26,727
1,770	PhotoMedex, Inc. * ^	22,921
		349,798
	HEALTHCARE SERVICES - 1.5%
711	Acadia Healthcare Co., Inc. * ^	33,652
972	Amsurg Corp. *	44,634
830	Bio-Reference Labs, Inc. * ^	21,198
504	IPC The Hospitalist Co., Inc. * ^	29,933
869	LHC Group, Inc. *	20,891
540	Magellan Health Services, Inc. *	32,351
2,840	Select Medical Holdings Corp. ^	32,972
852	US Physical Therapy, Inc. ^	30,042
		245,673
	HOME BUILDERS - 0.8%
413	Cavco Industries, Inc. * ^	28,373
841	M/I Homes, Inc. * ^	21,403
680	MDC Holdings, Inc. ^	21,923
453	Meritage Homes Corp. *	21,739
437	Ryland Group, Inc. ^	18,970
874	Winnebago Industries, Inc. *	23,991
		136,399
	HOME FURNISHINGS - 0.8%
2,170	Daktronics, Inc. ^	34,026
976	Ethan Allen Interiors, Inc. ^	29,690
1,050	La-Z-Boy, Inc. ^	32,550
642	Select Comfort Corp. * ^	13,540
609	Universal Electronics, Inc. *	23,209
		133,015
	HOUSEHOLD PRODUCTS - 0.4%
1,019	Tumi Holdings, Inc. *	22,978
510	WD-40 Co.	38,087
		61,065

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INSURANCE - 2.9%
789	AMERISAFE, Inc. ^	$ 33,327
1,137	Employers Holdings, Inc.	35,986
905	FBL Financial Group, Inc.	40,535
1,214	Horace Mann Educators Corp.	38,290
610	Infinity Property & Casualty Corp. ^	43,767
1,234	Kemper Corp.	50,446
721	Navigators Group, Inc. *	45,538
630	RLI Corp. ^	61,349
834	Safety Insurance Group, Inc. ^	46,954
1,558	Selective Insurance Group, Inc.	42,159
754	Stewart Information Services Corp. ^	24,332
		462,683
	INTERNET - 1.8%
640	Blue Nile, Inc. *	30,138
3,751	Dice Holdings, Inc. * ^	27,195
416	ePlus, Inc. *	23,645
540	HealthStream, Inc. *	17,696
439	Liquidity Services, Inc. * ^	9,948
1,018	NIC, Inc.	25,318
277	OpenTable, Inc. * ^	21,985
393	Overstock.com, Inc. *	12,100
1,309	Perficient, Inc. * ^	30,657
275	Shutterstock, Inc. * ^	22,998
303	SPS Commerce, Inc. *	19,786
379	Stamps.com, Inc. *	15,956
642	Travelzoo, Inc. *	13,687
747	ValueClick, Inc. * ^	17,457
		288,566
	INVESTMENT COMPANIES - 1.7%
4,717	BlackRock Kelso Capital Corp. ^	44,010
4,321	Fifth Street Finance Corp.	39,969
2,602	Golub Capital BDC, Inc. ^	49,724
1,084	Main Street Capital Corp. ^	35,436
2,802	New Mountain Finance Corp.	42,142
3,292	PennantPark Investment Corp.	38,187
1,066	Triangle Capital Corp.	29,475
		278,943
	IRON/STEEL - 0.2%
1,739	Commercial Metals Co. ^	35,354

	LODGING - 0.1%
1,071	Monarch Casino & Resort, Inc. *	21,506

	MACHINERY-CONSTRUCTION & MINING - 0.3%
872	Astec Industries, Inc. ^	33,685
213	Hyster-Yale Materials Handling, Inc.	19,843
		53,528
	MACHINERY-DIVERSIFIED - 1.1%
1,064	Columbus McKinnon Corp.*	28,877
281	DXP Enterprises, Inc. *	32,371
734	Kadant, Inc.	29,742
345	Lindsay Corp. ^	28,549
394	NACCO Industries, Inc. - Cl. A	24,503
568	Tennant Co. ^	38,516
		182,558
	MEDIA - 0.9%
2,771	Journal Communications, Inc. *	25,798
623	Meredith Corp.	32,271
483	Nexstar Broadcasting Group, Inc.	26,918
3,893	World Wrestling Entertainment, Inc.	64,546
		149,533
	METAL FABRICATE & HARDWARE - 1.5%
471	CIRCOR International, Inc.	38,047
593	Haynes International, Inc.	32,757
613	Mueller Industries, Inc.	38,625
2,766	Mueller Water Products, Inc.	25,917

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	METAL FABRICATE & HARDWARE (Continued) - 1.5%
588	RBC Bearings, Inc. * ^	$ 41,601
855	RTI International Metals, Inc. * ^	29,250
738	Sun Hydraulics Corp.	30,133
		236,330
	MINING - 0.9%
1,859	Allied Nevada Gold Corp. * ^	6,599
862	AMCOL International Corp. ^	29,291
555	Kaiser Aluminum Corp.	38,983
748	Materion Corp.	23,076
486	United States Lime & Minerals, Inc. *	29,729
558	US Silica Holdings, Inc. ^	19,033
		146,711
	MISCELLANEOUS MANUFACTURING - 3.4%
512	American Railcar Industries, Inc. ^	23,424
582	AZZ, Inc. ^	28,437
872	Barnes Group, Inc.	33,406
1,714	Blount International, Inc. *	24,802
684	EnPro Industries, Inc. *	39,433
899	GP Strategies Corp. * ^	26,781
1,552	Hillenbrand, Inc.	45,660
1,212	John Bean Technologies Corp.	35,548
682	Koppers Holdings, Inc.	31,201
473	Movado Group, Inc.	20,817
1,261	Myers Industries, Inc.	26,632
552	Park-Ohio Holdings Corp. *	28,925
504	Polypore International, Inc. * ^	19,606
197	Proto Labs, Inc. * ^	14,022
908	Raven Industries, Inc. ^	37,355
2,104	Smith & Wesson Holding Corp. * ^	28,383
532	Standex International Corp.	33,452
446	Sturm Ruger & Co., Inc. ^	32,598
763	Tredegar Corp.	21,982
		552,464
	OFFICE FURNISHINGS - 0.6%
1,158	Herman Miller, Inc.	34,184
763	HNI Corp.	29,627
1,913	Knoll, Inc. ^	35,027
		98,838
	OIL & GAS - 0.8%
1,439	Alon USA Energy, Inc.	23,801
436	Bonanza Creek Energy, Inc. *	18,953
831	Delek US Holdings, Inc.	28,595
656	Stone Energy Corp. * ^	22,691
1,475	Swift Energy Co. * ^	19,912
1,780	Synergy Resources Corp. *	16,483
		130,435
	OIL & GAS SERVICES - 1.2%
1,101	C&J Energy Services, Inc. * ^	25,433
186	CARBO Ceramics, Inc. ^	21,675
1,074	Flotek Industries, Inc. * ^	21,555
211	Geospace Technologies Corp. * ^	20,009
1,173	Matrix Service Co. *	28,703
837	Natural Gas Services Group, Inc. *	23,076
1,861	Newpark Resources, Inc. * ^	22,872
1,274	Tesco Corp. *	25,200
		188,523
	PACKAGING & CONTAINERS - 0.1%
292	AEP Industries, Inc. *	15,426

	PHARMACEUTICALS - 1.7%
1,284	Akorn, Inc. *	31,625
561	Anika Therapeutics, Inc. *	21,408
809	Impax Laboratories, Inc. *	20,338
862	Lannett Co, Inc. *	28,532
377	Natural Grocers by Vitamin Cottage, Inc. * ^	16,004
930	Neogen Corp. * ^	42,501

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	PHARMACEUTICALS (Continued) - 1.7%
1,540	PharMerica Corp. *	$ 33,110
839	Prestige Brands Holdings, Inc. *	30,036
829	Santarus, Inc. *	26,495
232	USANA Health Sciences, Inc. - Cl. A*	17,535
		267,584
	PIPELINES - 0.2%
1,044	Primoris Services Corp.	32,500

	REAL ESTATE - 0.2%
1,150	HFF, Inc. - Cl. A *	30,877

	RETAIL - 7.2%
693	AFC Enterprises, Inc. * ^	26,680
633	America's Car-Mart, Inc. * ^	26,732
665	ANN, Inc. * ^	24,312
457	Asbury Automotive Group, Inc. *	24,559
1,002	Big 5 Sporting Goods Corp.	19,860
100	Biglari Holdings, Inc. * ^	50,664
765	BJ's Restaurants, Inc. * ^	23,761
617	Bob Evans Farms, Inc.	31,214
286	Buffalo Wild Wings, Inc. * ^	42,099
644	Cash America International, Inc. ^	24,665
1,207	Cato Corp. - Cl. A * ^	38,383
480	Chuy's Holdings, Inc. *	17,290
5,331	Denny's Corp. *	38,330
1,076	Destination Maternity Corp.	32,151
608	DineEquity, Inc. ^	50,798
846	Express, Inc. *	15,795
558	Fiesta Restaurant Group, Inc. *	29,150
496	First Cash Financial Services, Inc. *	30,673
1,031	Francesca's Holdings Corp. * ^	18,981
1,909	Fred's, Inc. - Cl. A ^	35,355
405	Genesco, Inc. * ^	29,589
358	Group 1 Automotive, Inc. ^	25,425
1,035	Haverty Furniture Co., Inc. ^	32,395
553	Hibbett Sports, Inc. * ^	37,167
491	Jos A Bank Clothiers, Inc. *	26,872
886	Krispy Kreme Doughnuts, Inc. * ^	17,091
327	Lithia Motors, Inc. - Cl. A	22,700
658	Mattress Firm Holding Corp. * ^	28,320
944	Papa John's International, Inc.	42,858
1,320	PetMed Express, Inc.	21,952
334	Red Robin Gourmet Burgers, Inc. *	24,562
1,072	Rush Enterprises, Inc. - Cl. A *	31,785
1,652	Ruth's Hospitality Group, Inc.	23,475
1,035	Shoe Carnival, Inc. ^	30,025
1,179	Sonic Automotive, Inc. - Cl. A ^	28,862
1,695	Sonic Corp. * ^	34,222
1,270	Texas Roadhouse, Inc.	35,306
1,233	Vera Bradley, Inc. * ^	29,641
479	Vitamin Shoppe, Inc. *	24,913
677	Zumiez, Inc. *	17,602
		1,166,214
	SAVINGS & LOANS - 3.8%
2,791	Astoria Financial Corp.	38,600
1,624	Berkshire Hills Bancorp, Inc.	44,286
367	BofI Holding, Inc. *	28,784
4,589	Brookline Bancorp, Inc.	43,917
6,335	Capitol Federal Financial, Inc.	76,717
2,490	Dime Community Bancshares, Inc.	42,131
1,689	EverBank Financial Corp. ^	30,976
1,995	Flushing Financial Corp.	41,297
4,757	Northfield Bancorp, Inc.	62,792
3,612	Northwest Bancshares, Inc. ^	53,385
2,784	Oritani Financial Corp.	44,683

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SAVINGS & LOANS (Continued) - 3.8%
2,516	Provident Financial Services, Inc.	$ 48,609
611	WSFS Financial Corp.	47,371
		603,548
	SEMICONDUCTORS - 2.6%
663	Ambarella, Inc. *	22,496
1,337	ATMI, Inc. *	40,391
869	Cabot Microelectronics Corp. * ^	39,713
1,256	Ceva, Inc. * ^	19,116
590	Cirrus Logic, Inc. * ^	12,054
2,968	Entegris, Inc. * ^	34,429
591	Hittite Microwave Corp.	36,482
1,195	MKS Instruments, Inc.	35,778
941	Monolithic Power Systems, Inc. * ^	32,615
1,121	OmniVision Technologies, Inc. * ^	19,281
3,340	Photronics, Inc. * ^	30,160
2,162	Rudolph Technologies, Inc. * ^	25,382
685	Silicon Laboratories, Inc. *	29,667
692	Ultratech, Inc. * ^	20,068
509	Veeco Instruments, Inc. *	16,751
		414,383
	SOFTWARE - 3.0%
3,763	Actuate Corp. *	29,013
1,229	Acxiom Corp. * ^	45,448
547	Computer Programs & Systems, Inc. ^	33,810
1,354	CSG Systems International, Inc. ^	39,808
781	Ebix, Inc. ^	11,496
682	EPAM Systems, Inc. *	23,829
2,132	EPIQ Systems, Inc.	34,560
738	Fair Isaac Corp. ^	46,376
1,487	InnerWorkings, Inc. * ^	11,584
992	Mantech International Corp. - Cl. A ^	29,691
1,036	Monotype Imaging Holdings, Inc. ^	33,007
1,073	Monotype Imaging Holdings, Inc. ^	27,394
902	PDF Solutions, Inc. *	23,109
531	PROS Holdings, Inc. *	21,187
486	Synchronoss Technologies, Inc. * ^	15,100
581	SYNNEX Corp. *	39,159
807	Tangoe, Inc. * ^	14,534
		479,105
	STORAGE/WAREHOUSING - 0.2%
1,342	Wesco Aircraft Holdings, Inc. *	29,417

	TELECOMMUNICATIONS - 2.8%
2,073	8x8, Inc. *	21,062
823	ADTRAN, Inc.	22,229
661	Alliance Fiber Optic Products, Inc.	9,948
528	Atlantic Tele-Network, Inc. ^	29,869
664	Black Box Corp. ^	19,787
1,230	CalAmp Corp. * ^	34,403
1,396	Comtech Telecommunications Corp.	44,002
2,426	General Communication, Inc. *	27,050
1,233	IDT Corp.	22,034
2,579	Iridium Communications, Inc. * ^	16,145
1,035	Ixia *	13,776
1,057	Lumos Networks Corp. ^	22,197
778	NETGEAR, Inc. *	25,627
1,170	NTELOS Holdings Corp.	23,669
741	Plantronics, Inc.	34,419
2,170	Premiere Global Services, Inc. * ^	25,150
535	RigNet, Inc. *	25,643
998	Shenandoah Telecommunications Co. ^	25,619
		442,629
	TEXTILES - 0.5%
553	G&K Services, Inc. ^	34,413
362	UniFirst Corp.	38,734
		73,147

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares			Value
	TRANSPORTATION - 2.8%
2,669	Air Transport Services Group, Inc. *		$ 21,592
631	Atlas Air Worldwide Holdings, Inc. *		25,966
1,056	CAI International, Inc. * ^		24,890
1,240	Celadon Group, Inc. ^		24,155
1,201	Echo Global Logistics, Inc. * ^		25,797
968	Forward Air Corp.		42,505
3,140	Heartland Express, Inc. ^		61,607
881	Hub Group, Inc. - Cl. A *		35,134
2,206	Knight Transportation, Inc. ^		40,458
1,526	Marten Transport Ltd.		30,810
1,115	Matson, Inc.		29,113
925	Roadrunner Transportation Systems, Inc. *		24,929
694	Saia, Inc. *		22,243
1,537	Werner Enterprises, Inc. ^		38,010
			447,209
	TRUCKING & LEASING - 0.2%
629	TAL International Group, Inc. ^		36,073

	WATER - 0.8%
1,335	American States Water Co.		38,355
1,476	Connecticut Water Service, Inc.		52,413
1,276	SJW Corp. ^		38,012
			128,780

	TOTAL COMMON STOCK (Cost- $13,728,762)		15,821,477

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
167,343	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		167,343
	TOTAL SHORT-TERM INVESTMENTS (Cost - $167,343)

	COLLATERAL FOR SECURITIES LOANED - 34.7%
5,582,666	Mount Vernon Securities Lending Prime Portfolio		5,582,666
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,582,666)

	TOTAL INVESTMENTS - 134.0% (Cost- $19,478,771) (a)		$ 21,571,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.0) %		(5,482,262)
	NET ASSETS - 100.0%		$ 16,089,224

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,478,554 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 2,257,508
	Unrealized depreciation		(164,576)
	Net unrealized appreciation		$ 2,092,932

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
2	Russell Mini Future, Mar 2014	$ 232,280	$ 80
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 1.1%
1,028	Airbus Group	$ 79,048
1,398	Elbit Systems Ltd.	84,484
11,000	IHI Corp.	47,521
692	MTU Aero Engines Holding AG	68,066
3,292	Saab AB - Cl. B	88,325
		367,444
	AGRICULTURE - 0.9%
1,641	British American Tobacco PLC	87,977
34,279	First Resources Ltd.	57,557
122,541	Golden Agri-Resources Ltd.	52,895
1,335	Japan Tabacco, Inc.	43,446
1,432	Swedish Match AB	46,038
		287,913
	AIRLINES - 0.5%
900	Japan Airlines Co. Ltd.	44,448
13,000	Singapore Airlines Ltd.	107,184
		151,632
	APPAREL - 0.9%
1,431	Gerry Weber International AG	60,854
597	Hugo Boss AG	85,134
663	Michael Kors Holdings Ltd. *	53,829
4,352	Prada SpA	38,728
17,002	Yue Yuen Industrial Holdings Ltd.	56,792
		295,337
	AUTO MANUFACTURERS - 2.1%
691	Bayerische Motoren Werke AG	81,135
2,653	Daihatsu Motor Co. Ltd.	44,987
852	Daimler AG	73,837
1,463	Fuji Heavy Industries Ltd.	41,973
3,336	Hino Motors Ltd.	52,441
1,402	Honda Motor Co. Ltd.	57,766
6,319	Isuzu Motors Ltd.	39,325
5,243	Nissan Motor Co. Ltd.	44,103
3,093	Scania AB - Cl. B	60,568
1,971	Suzuki Motor Corp.	53,040
861	Toyota Motor Corp.	52,599
258	Volkswagen AG	69,992
		671,766
	AUTO PARTS & EQUIPMENT - 2.4%
1,190	Aisin Seiki Co. Ltd.	48,352
831	Autoliv, Inc. ^	76,286
2,149	Brembo SpA	57,974
1,287	Bridgestone Corp.	48,742
390	Continental AG	85,652
1,051	Delphi Automotive PLC	63,197
861	Denso Corp.	45,471
1,098	ElringKlinger AG	44,734
2,200	JTEKT Corp.	37,473
1,299	Nokian Renkaat OYJ	62,409
1,071	NORMA Group AG	53,248
4,473	Pirelli & C. SpA	77,529
3,104	Sumitomo Electric Industries Ltd.	51,807
1,005	Toyota Industries Corp.	45,377
		798,251
	BANKS - 6.5%
1,739	Aareal Bank AG *	68,969
18,000	Aozora Bank Ltd.	51,042
2,440	Banca Generali SpA	75,675
5,984	Banco Bilbao Vizcaya Argentaria SA	73,774
31,746	Banco BPI SA *	53,187
8,547	Banco Santander SA	76,615
12,528	Bank Hapoalim BM *	70,222
9,418	Bank of Yokohama Ltd.	52,516
822	BNP Paribas SA	64,159
12,020	CaixaBank	62,734

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BANKS (Continued) - 6.5%
6,637	Chiba Bank Ltd.	$ 44,777
2,079	Credit Suisse Group AG	63,759
2,675	Danske Bank *	61,459
6,616	DBS Group Holdings Ltd.	89,604
3,561	DNB ASA	63,655
7,426	HSBC Holdings PLC	81,444
30,337	Israel Discount Bank Ltd. - Cl. A *	57,938
7,597	Mitsubishi UFJ Financial Group, Inc.	50,170
5,384	Mizrahi Tefahot Bank Ltd. *	70,504
24,945	Mizuho Financial Group, Inc.	54,120
8,983	Natixis	52,898
5,424	Nordea Bank AB	73,101
10,769	Oversea-Chinese Banking Corp. Ltd.	86,998
3,473	Pohjola Bank PLC - Cl. A	69,958
10,090	Resona Holdings, Inc.	51,463
15,000	Shinsei Bank Ltd.	36,683
4,537	Shizuoka Bank Ltd.	48,440
6,161	Skandinaviska Enskilda Banken AB - Cl. A	81,261
1,139	Sumitomo Mitsui Financial Group, Inc.	58,744
8,024	Sumitomo Mitsui Trust Holdings, Inc.	42,300
1,553	Svenska Handelsbanken AB - Cl. A	76,330
2,401	Swedbank AB - Cl. A	67,594
4,753	United Overseas Bank Ltd.	79,957
		2,112,050
	BEVERAGES - 0.9%
559	Anheuser-Busch InBev NV	59,505
604	Carlsberg A/S	66,931
938	Heineken NV	63,430
3,000	Kirin Holdings Co. Ltd.	43,192
529	Royal UNIBREW	71,810
		304,868
	BUILDING MATERIALS - 0.9%
771	Caesarstone Sdot-Yam Ltd.	38,296
265	Geberit AG	80,615
973	Imerys SA	84,739
415	Rockwool International A/S	73,504
		277,154
	CHEMICALS - 3.4%
7,390	Asahi Kasei Corp.	57,944
714	BASF SE	76,231
434	Brenntag AG	80,576
3,898	Clariant AG	71,498
5,584	Israel Chemicals Ltd.	46,555
1,495	K+S AG	46,088
1,065	Koninklijke DSM NV	83,874
828	Lanxess AG	55,301
971	Lenzing AG	55,293
434	Linde AG	90,921
735	LyondellBasell Industries NV	59,006
871	Nitto Denko Corp.	36,758
1,956	Novozymes A/S - Cl. B	82,691
794	Shin-Etsu Chemical Co. Ltd.	46,390
421	Solvay SA	66,706
1,740	Symrise AG	80,312
1,597	Yara International ASA	68,672
		1,104,816
	COMMERCIAL SERVICES - 3.0%
4,070	Abertis Infraestructuras SA	90,564
1,011	Adecco SA	80,271
4,993	Ashtead Group PLC.	62,829
3,328	Atlantia SpA	74,787
31,501	Ezion Holdings Ltd.	55,388
3,043	Hamburger Hafen und Logistik AG	74,545
2,078	Intrum Justitia AB	58,177
2,982	Loomis AB - Cl. B	70,732
10,568	Prosegur Cia de Seguridad SA	72,512

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares			Value
		COMMERCIAL SERVICES (Continued) - 3.0%
800		Secom Co. Ltd.	$ 48,263
6,081		Securitas AB - Cl. B	64,647
21,505		SIA Engineering Co. Ltd.	86,184
7,000		Toppan Printing Co. Ltd.	56,019
1,777		Wirecard AG	70,304
			965,222
		COMPUTERS - 1.0%
896		Accenture PLC ^	73,669
3,347		Indra Sistemas SA	56,053
1,300		Nomura Research Institute Ltd	41,008
1,100		NTT Data Corp	40,508
1,202		Seagate Technology PLC ^	67,504
836		Wincor Nixdorf AG	58,018
			336,760
		COSMETICS - 0.6%
930		Beiersdorf AG	94,359
1,762		Kao Corp.	55,497
1,000		Unicharm Corp.	57,094
			206,950
		DISTRIBUTION/WHOLESALE - 1.4%
26,769		Digital China Holdings Ltd.	31,555
4,585		ITOCHU Corp.	56,674
2,423		Jardine Cycle & Carriage Ltd.	68,990
8,597		Marubeni Corp.	61,845
3,540		Mitsubishi Corp.	67,943
4,473		Mitsui & Co. Ltd.	62,356
4,346		Sumitomo Corp.	54,630
1,609		Toyota Tsusho Corp.	39,854
			443,847
		DIVERSIFIED FINANCIAL SERVICES - 2.3%
4,066		AerCap Holdings NV	155,931
1,544		ARA Asset Management Ltd.	2,275
2,566		Azimut Holding SpA	70,108
2,198		Bolsas y Mercados Espanoles SA	83,766
34,961		COSCO Pacific Ltd.	47,975
5,000		Daiwa Securities Group, Inc.	49,957
1,023		Deutsche Boerse AG	84,851
4,171		Hong Kong Exchanges and Clearing Ltd.	69,555
5,950		Nomura Holdings, Inc.	45,804
2,569		ORIX Corp.	45,151
18,511		Singapore Exchange Ltd.	106,439
			761,812
		ELECTRIC - 1.6%
50,300		A2A SpA	58,942
17,151		EDP - Energias de Portugal SA	63,094
2,349		Endesa SA *	75,409
2,909		Fortum OYJ	66,653
9,180		Iberdrola SA	58,624
973		Red Electrica Corp SA	65,019
17,631		Terna Rete Elettrica Nazionale SpA	88,229
2,347		Verbund AG	50,171
			526,141
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
6,739		Hitachi Ltd.	51,044
1,404		Legrand SA	77,493
809		Leoni AG	60,558
			189,095
		ELECTRONICS - 2.7%
0	+	Allegion PLC *	15
2,222		Axis Communications AB	77,346
1,178		Garmin Ltd. ^	54,447
400		Hirose Electric Co. Ltd.	57,018
2,961		Hoya Corp.	82,330
172		Keyence Corp.	73,651
830		Kyocera Corp.	41,464
700		Murata Manufacturing Co. Ltd.	62,213

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ELECTRONICS (Continued) - 2.7%
1,200	Omron Corp.	$ 53,040
17,861	Premier Farnell PLC	65,680
2,721	Rexel SA	71,512
1,827	Sensata Technologies Holding NV	70,833
1,379	TE Connectivity Ltd.	75,997
42,000	Truly International Holdings Ltd.	22,588
13,555	Venture Corp. Ltd.	82,451
6,035	WBL Corp. Ltd.	5
		890,590
	ENERGY-ALTERNATE SOURCES - 0.2%
23,374	Enel Green Power SpA	58,967

	ENGINEERING & CONSTRUCTION - 4.3%
3,160	ABB Ltd.	83,442
563	Acciona SA	32,397
1,661	AF AB - Cl. B	58,128
2,846	Aker Solutions ASA	50,827
2,589	Arcadis NV	91,390
690	Bilfinger SE	77,509
981	Chicago Bridge & Iron Co. NV	81,560
4,521	Ferrovial SA	87,611
1,725	Foster Wheeler AG *	56,959
1,099	Fraport AG Frankfurt Airport Services Worldwide	82,358
1,628	JGC Corp.	63,902
1,967	JM AB	55,529
1,776	Obrascon Huarte Lain SA	72,051
34,296	SATS Ltd.	87,737
26,913	SembCorp Industries Ltd.	117,022
21,541	Singapore Technologies Engineering Ltd.	67,561
3,896	Skanska AB	79,625
1,601	Tecnicas Reunidas SA	87,098
4,238	YIT OYJ	59,326
		1,392,032
	ENTERTAINMENT - 0.8%
2,016	Betsson AB	63,967
49,246	Genting Singapore PLC	58,310
2,216	Gtech Spa	67,659
2,686	OPAP SA	35,786
340	Oriental Land Co. Ltd.	49,080
		274,802
	FOOD - 3.4%
850	AarhusKarlshamn AB	54,337
1,331	Axfood AB	66,806
1,967	Chr Hansen Holding A/S	78,251
5,946	Distribuidora Internacional de Alimentacion SA	53,251
3,196	Ebro Foods SA	75,013
2,268	Jeronimo Martins SGPS SA	44,420
1,917	Kesko OYJ - B Shares	70,785
3,760	Koninklijke Ahold NV	67,606
1,500	Nissin Foods Holdings Co. Ltd.	63,374
51,880	Olam International Ltd.	63,073
18,497	Parmalat SpA	63,101
1,226	Seven & I Holdings Co. Ltd.	48,765
2,139	Suedzucker AG	57,822
11,980	Super Group Ltd.	36,056
2,315	Unilever PLC	95,134
1,195	Viscofan SA	68,082
27,022	Wilmar International Ltd.	73,194
717	Yakult Honsha Co Ltd.	36,229
		1,115,299
	FOREST PRODUCTS - 0.9%
5,359	BillerudKorsnas AB	67,724
2,396	Holmen AB	87,167
2,265	Smurfit Kappa Group PLC	55,830
2,248	Svenska Cellulosa AB SCA	69,231
		279,952

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	GAS - 1.0%
2,554	Enagas SA	$ 66,842
2,612	Gas Natural SDG SA	67,280
12,358.00	Osaka Gas Co. ltd.	48,566
14,416	Snam SpA	80,760
10,087	Tokyo Gas Co. Ltd.	49,720
		313,168
	HAND/MACHINE TOOLS - 1.3%
1,884	DMG MORI SEIKI AG	60,092
1,676	Konecranes OYJ	59,716
1,238	KUKA AG	58,080
613	Makita Corp.	32,199
5,083	Sandvik AB	71,707
593	Schindler Holding AG	87,563
198	SMC Corp.	49,929
		419,286
	HEALTHCARE PRODUCTS - 2.5%
1,751	Carl Zeiss Meditec AG	58,419
1,133	Coloplast A/S - Cl. B	75,122
1,325	Covidien PLC ^	90,232
1,466	DiaSorin SpA	68,857
4,037	Elekta AB - Cl. B	61,755
1,531	Getinge AB - Cl. B	52,388
1,373	Luxottica Group SpA	73,682
2,383	Nobel Biocare Holding AG	37,251
6,974	Smith & Nephew PLC	99,418
19,467	Sorin SpA *	55,628
705	Sysmex Corp.	41,660
579	Tecan Group AG	68,696
866	Terumo Corp.	41,780
		824,888
	HEALTHCARE SERVICES - 0.9%
1,100	Fresenius Medical Care AG & Co. KGaA	78,401
661	Fresenius SE & Co. KGaA	101,637
1,704	ICON PLC *	68,859
2,166	Rhoen Klinikum AG	63,432
		312,329
	HOLDINGS COMPANIES - 0.8%
1,568	GEA Group AG	74,750
12,838	Keppel Corp. Ltd.	113,779
104,004	Noble Group Ltd.	88,139
		276,668
	HOME BUILDERS - 0.5%
3,000	Daiwa House Industry Co. Ltd.	58,093
5,000	Sekisui Chemical Co. Ltd.	61,376
3,649	Sekisui House Ltd.	51,042
		170,511
	HOME FURNISHINGS - 0.5%
3,380	De'Longhi SpA	55,278
2,337	Electrolux AB - Cl. B	61,248
148	Rational AG	49,044
		165,570
	HOUSEHOLD PRODUCTS - 0.8%
50,132	OSIM International Ltd.	91,322
1,128	Reckitt Benckiser Group PLC	89,515
516	Societe BIC SA	63,317
492	SodaStream International Ltd. * ^	24,423
		268,577
	INSURANCE - 6.2%
1,067.00	ACE Ltd. ^	110,466
8,225	Aegon NV	77,763
1,557	Ageas	66,395
469	Allianz SE	84,231
1,203	Aon PLC	100,920
686	Euler Hermes SA	94,612
4,536	Gjensidige Forsikring ASA	86,465
2,054	Grupo Catalana Occidente SA	73,637

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INSURANCE (Continued) - 6.2%
977	Hannover Rueckversicherung SE	$ 83,970
6,559	Lancashire Holdings Ltd.	88,072
13,774	Mapfre SA	59,078
6,401	Mediolanum SpA	55,562
372	Muenchener Rueckversicherungs AG	82,083
39,037	RSA Insurance Group PLC	59,075
1,862	Sampo - Cl. A	91,638
2,467	Sony Financial Holdings, Inc.	44,931
8,546	Storebrand ASA *	53,362
920	Swiss Re AG	84,892
3,100	T&D Holdings Inc	43,333
2,141	Talanx AG	72,582
1,500	Tokio Marine Holdings Inc	50,171
4,376	Topdanmark A/S *	115,411
1,019	Tryg A/S	98,710
1,350	Vienna Insurance Group AG	67,380
2,662	XL Group PLC	84,758
354	Zurich Insurance Group AG	102,912
		2,032,409
	INTERNET - 0.5%
900	Trend Micro, Inc. *	31,516
7,700	Yahoo Japan Corp.	42,863
1,042	Yandex NV *	44,962
1,298	Yoox SpA *	58,301
		177,642
	INVESTMENT COMPANIES - 0.4%
163	Delek Group Ltd.	62,288
1,802	Exor SpA	71,778
		134,066
	IRON/STEEL - 0.2%
1,282	Voestalpine AG	61,698

	LEISURE TIME - 0.4%
1,818	Carnival PLC	75,282
553	Shimano, Inc.	47,517
		122,799
	LODGING - 1.1%
10,124	City Developments Ltd.	76,976
2,125	Intercontinental Hotels Group PLC	70,825
5,281	Melia Hotels International SA	67,923
36,052	OUE Ltd.	71,384
7,600	Sands China Ltd.	62,094
		349,202
	MACHINERY CONSTRUCTION & MINING - 0.8%
2,249	Atlas Copco AB - Cl. B	62,370
2,170	Danieli & C Officine Meccaniche SpA	74,596
2,070	Komatsu Ltd.	42,093
3,679	Mitsubishi Electric Corp.	46,211
4,265	Outotec OYJ	44,719
		269,989
	MACHINERY DIVERSIFIED - 2.2%
895	Andritz AG	56,219
4,128	CNH Industrial NV *	47,122
698	Duerr AG	62,328
297	FANUC Corp.	54,403
959	FLSmidth & Co. A/S	52,444
1,919	Hexagon AB - Cl. B	60,680
11,000	Kawasaki Heavy Industries Ltd.	46,160
1,416	Kone OYJ - Cl. B	63,992
2,558	Kubota Corp.	42,329
1,376	Metso OYJ	58,809
7,000	Mitsubishi Heavy Industries Ltd.	43,363
420	Pfeiffer Vacuum Technology AG	57,248
4,772	Zardoya Otis SA	86,460
		731,557

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MEDIA - 2.2%
909	Axel Springer AG	$ 58,488
6,183	British Sky Broadcasting Group PLC	86,402
540	Kabel Deutschland Holding AG	70,101
4,573	Mediaset Espana Comunicacion SA *	52,856
1,085	Modern Times Group AB	56,230
2,400	Nippon Television Holdings, Inc.	43,346
119,817	Phoenix Satellite Television Holdings Ltd.	43,577
1,107	ProSiebenSat.1 Media AG	54,908
26,521	Singapore Press Holdings Ltd.	86,541
3,525	Wolters Kluwer NV	100,753
9,589	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	71,343
		724,545
	METAL FABRICATE - 0.7%
1,412	Assa Abloy AB - Cl. B	74,627
4,000	NSK Ltd.	49,786
2,438	SKF AB - Cl. B	63,971
862	Vallourec SA	47,031
		235,415
	MINING - 0.2%
10,000	Mitsubishi Materials Corp.	36,921
2,908	Sumitomo Metal Mining Co. Ltd.	38,104
		75,025
	MISCELLANEOUS MANUFACTURING - 2.2%
3,093	Alfa Laval AB	79,378
884	Eaton Corp. PLC	67,290
1,976	FUJIFILM Holdings Corp.	56,052
773	Hexpol AB	57,951
1,248	Ingersoll-Rand PLC	76,877
5,006	Invensys PLC	42,147
2,200	Nikon Corp.	42,057
1,951	RHI AG	60,630
663	Siemens AG	90,700
3,317	Trelleborg AB - Cl. B	65,986
1,549	Wartsila OYJ Abp	76,341
		715,409
	OFFICE/BUSINESS EQUIPMENT - 0.3%
1,683	Canon, Inc.	53,329
4,000	Ricoh Co. Ltd.	42,554
		95,883
	OIL & GAS - 2.4%
21,292	Afren PLC *	59,648
14,626	Aurora Oil & Gas Ltd. *	39,524
4,046	BG Group PLC	86,919
3,003	Eni SpA	72,365
1,060	Ensco PLC	60,611
931	Fuchs Petrolub SE	78,914
4,000	Inpex Corp.	51,308
1,253	Noble Corp. PLC	46,950
1,008	OMV AG	48,317
2,538	Repsol SA	64,062
3,323	Statoil ASA	80,479
1,347	Total SA	82,643
		771,740
	OIL & GAS SERVICES - 1.1%
2,149	CGG SA *	37,248
318	Core Laboratories NV	60,722
1,307	Fred Olsen Energy ASA	53,165
4,455	Petroleum Geo-Services ASA	52,442
437	Schoeller-Bleckmann Oilfield Equipment AG	48,650
579	Technip SA	55,731
1,894	TGS Nopec Geophysical Co. ASA	50,176
		358,134
	PACKAGING - 0.5%
1,028	Gerresheimer AG	71,995
3,283	Huhtamaki OYJ	84,360
		156,355

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	PHARMACEUTICALS - 5.2%
1,097	Actelion Ltd.	$ 92,959
1,907	AstraZeneca PLC	112,862
543	Bayer AG	76,273
1,971	Chugai Pharmaceutical Co. Ltd.	43,606
2,800	Daiichi Sankyo Co. Ltd.	51,236
1,296	Eisai Co. Ltd.	50,254
4,103	GlaxoSmithKline PLC	109,475
1,531	Grifols SA	73,334
824	Hisamitsu Pharmaceutical Co., Inc.	41,557
667	Jazz Pharmaceuticals PLC * ^	84,416
4,895	Kyowa Hakko Kirin Co. Ltd.	53,985
5,100	Meda AB - Cl. A	64,729
3,573	Mitsubishi Tanabe Pharma Corp.	49,843
1,134	Novartis AG	90,802
341	Novo Nordisk A/S - Cl. B	62,601
850	Ono Pharmaceutical Co. Ltd.	74,493
2,296	Orion OYJ - Cl. B	64,597
1,959	Otsuka Holdings Co. Ltd.	56,669
6,479	Recordati SpA	93,374
561	Sanofi	59,610
1,855	Shionogi & Co. Ltd.	40,244
1,934	Shire PLC	91,325
63,716	Sino Biopharmaceutical	50,538
1,266	Stada Arzneimittel AG	62,481
684	Taisho Pharmaceutical Holdings Co. Ltd.	47,058
		1,698,321
	REAL ESTATE - 5.4%
1,500	Aeon Mall Co. Ltd.	42,050
2,237	Azrieli Group	74,395
28,776	CapitaLand Ltd.	69,057
45,141	CapitaMalls Asia Ltd.	70,075
5,349	Castellum AB	83,280
478	Daito Trust Construction Co. Ltd.	44,712
2,029	Deutsche Euroshop AG	88,969
9,429	Deutsche Wohnen AG	182,333
8,353	Fastighets AB Balder - Cl. B *	85,748
5,512	Gazit-Globe Ltd.	74,134
27,199	Global Logistic Properties Ltd.	62,257
5,838	Hufvudstaden AB - Cl. A	78,227
1,900	Hulic Co. Ltd.	28,096
24,139	Keppel Land Ltd.	63,856
1,876	Lunbergforetagen AB - Cl. B	79,571
1,572	Mitsubishi Estate Co. Ltd.	47,045
1,571	Mitsui Fudosan Co. Ltd.	56,582
1,074	PSP Swiss Property AG	91,191
59,000	Sinarmas Land Ltd.	22,430
13,457	Sponda OYJ	63,410
417	Sumitomo Realty & Development Co. Ltd.	20,753
6,068	TAG Immobilien AG	73,405
3,000	Tokyu Fudosan Holdings Corp. *	28,261
11,866	UOL Group Ltd.	58,174
4,987	Wallenstam AB - Cl. B	75,434
34,112	Wing Tai Holdings Ltd.	53,089
62,450	Yanlord Land Group Ltd.	60,590
		1,777,124
	RETAIL - 1.8%
3,700	Aeon Co. Ltd.	50,171
471	Dufry AG *	82,949
756	Feilmann AG	88,569
1,785	Hennes & Mauritz AB - Cl. B	82,236
375	Inditex SA	61,898
774	Lawson, Inc.	57,963
500	Nitori Holdings Co. Ltd.	47,436
1,156	Pandora A/S	62,769
1,718	Salvatore Ferragamo Italia SpA	65,449
		599,440

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SEMICONDUCTORS - 0.9%
3,325	ARM Holdings PLC	$ 60,502
697	ASML Holding NV	65,341
1,321	Avago Technologies Ltd.	69,868
1,749	Dialog Semiconductor PLC *	37,677
5,297	Infineon Technologies AG	56,634
		290,022
	SHIPBUILDING - 0.5%
123,614	Cosco Corp. Singapore Ltd.	73,918
25,978	SembCorp Marine Ltd.	91,559
		165,477
	SOFTWARE - 2.1%
2,875	Amadeus IT Holding SA - Cl. A	123,212
1,342	AVG Technologies NV *	23,096
1,154	Check Point Software Technologies Ltd. *	74,456
746	Dassault Systemes SA	92,742
1,500	GungHo Online Entertainment, Inc. *	10,776
2,126	InterXion Holding NV *	50,195
4,705	Opera Software ASA	64,300
1,377	Oracle Corp. Japan	50,381
916	SAP AG	78,639
1,996	SimCorp.	78,705
1,420	Software AG	49,694
		696,196
	TELECOMMUNICATIONS - 5.3%
2,124	Belgacom SA	62,933
25,218	Bezeq The Israeli Telecommunication Corp. Ltd.	42,769
9,400	BT Group PLC	59,048
32,000	China Mobile Ltd.	47,874
2,467	Elisa OYJ	65,465
2,154	Freenet AG	64,638
2,501	GN Store Nord A/S	61,526
5,782	Jazztel PLC *	61,971
914	KDDI Corp.	56,272
23,370	M1 Ltd.	60,526
1,612	NICE Systems Ltd.	66,059
949	Nippon Telegraph & Telephone Corp.	51,112
4,000	NTT DOCOMO, Inc.	65,658
6,346	Partner Communications Co. Ltd. *	58,522
11,289	Portugal Telecom SGPS SA	49,151
23,009	Singapore Telecommunications Ltd.	66,698
579	Softbank Corp.	50,688
19,021	Spirent Communications PLC	32,690
21,742	StarHub Ltd.	73,874
195	Swisscom AG	103,267
8,412	TDC A/S	81,720
2,695	Tele2 AB - Cl. B	30,537
33,957	Telecom Corp. of New Zealand Ltd.	64,448
4,619	Telefonica SA *	75,319
1,272	Telenet Group Holding NV	76,017
2,903	Telenor ASA	69,159
9,182	TeliaSonera AB	76,477
1,370	Ziggo NV	62,668
		1,737,086
	TEXTILES - 0.2%
7,842	Toray Industries, Inc.	54,325

	TOYS/GAMES/HOBBIES - 0.1%
900	Sanrio Co. Ltd.	37,896

	TRANSPORTATION - 4.2%
6,752	Ansaldo STS SpA	73,028
7	AP Moeller - Maersk A/S	76,083
1,266	Cargotec Oyj - Cl. B	47,253
414	Central Japan Railway Co.	48,771
41,911	ComfortDelGro Corp. Ltd.	66,720
126	Construcciones y Auxiliar de Ferrocarriles SA	66,716

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares			Value
	TRANSPORTATION (Continued) - 4.2%
3,579	Costamare, Inc.		$ 65,388
2,459	Deutsche Post AG		89,782
2,949	DSV A/S		96,839
11,000	Hankyu Hanshin Holdings, Inc.		59,349
5,000	Keikyu Corp.		41,250
15,328	Kintetsu Corp.		53,821
570	Kuehne + Nagel International AG		75,064
11,000	Nippon Express Co. Ltd.		53,278
1,693	Oesterreichische Post AG		81,128
3,503	Ship Finance International Ltd.		57,379
90,619	Singapore Post Ltd.		95,098
12,645	Tobu Railway Co. Ltd.		61,366
6,664	Tokyo Corp.		43,184
1,500	West Japan Railway Co.		65,087
2,100	Yamato Holdings Co. Ltd.		42,484
			1,359,068

	TOTAL COMMON STOCK (Cost - $29,330,423)		31,990,520

	SHORT-TERM INVESTMENTS - 10.7%
	MONEY MARKET FUND - 10.7%
3,493,311	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		3,493,311
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,493,311)

	COLLATERAL FOR SECURITIES LOANED - 1.4%
458,591	Mount Vernon Securities Lending Prime Portfolio		458,591
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $458,591)

	TOTAL INVESTMENTS - 109.9% (Cost - $33,282,325) (a)		$ 35,942,422
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9) %		(3,230,519)
	NET ASSETS - 100.0%		$ 32,711,903

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
+ Less than 1 share.
PLC - Public limited company.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,310,940 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation		$ 3,190,617
	Unrealized depreciation		(559,135)
	Net unrealized appreciation		$ 2,631,482

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
8	MSCI EAFE Index Mini, Mar 2014	$ 767,120	$ 33,885
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	17.0%
	Germany	11.5%
	United States	9.9%
	Singapore	8.0%
	Sweden	8.0%
	Spain	5.9%
	Britain	5.3%
	Italy	4.5%
	Switzerland	4.4%
	Denmark	3.6%
	Other Countries	21.9%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 89.0%
	ADVERTISING - 0.2%
941	Cheil Worldwide, Inc. *	$ 24,650

	AEROSPACE/DEFENSE - 0.3%
5,711	Aselsan Elektronik Sanayi Ve Ticaret AS	22,966
577	Samsung Techwin Co. Ltd.	29,900
		52,866
	AGRICULTURE - 1.6%
13,364	Astra Agro Lestari Tbk PT	27,560
1,870	British American Tobacco Malaysia Bhd	36,604
50,677	Charoen Pokphand Indonesia Tbk PT	14,053
6,393	Gudang Garam Tbk PT	22,061
26,553	IOI Corp. Bhd	38,180
3,792	IOI Properties Group SDN BHD *	1,783
523	KT&G Corp.	37,115
6,608	Kuala Lumpur Kepong Bhd	50,230
2,966	Souza Cruz SA	30,010
		257,596
	AIRLINES - 0.2%
32,000	Air China Ltd.	23,896
36,853	AirAsia BHD	24,751
		48,647
	APPAREL - 1.1%
2,000	Eclat Textile Co. Ltd.	22,545
39,273	Far Eastern New Century Corp.	45,325
3,254	Grendene SA	24,797
12	LPP SA	35,810
28,317	Pou Chen Corp.	42,323
		170,800
	AUTO MANUFACTURERS - 1.4%
1,315	Ford Otomotiv Sanayi AS	13,894
3,794	Great Wall Motor Co. Ltd. - H Shares	20,943
114	Hyundai Motor Co.	25,682
424	Kia Motors Corp.	22,658
2,891	Tofas Turk Otomobil Fabrikasi AS	18,031
10,315	UMW Holdings Bhd	37,976
21,466	Yulon Motor Co. Ltd.	38,889
2,651	Yulon Nissan Motor Co. Ltd.	37,532
		215,605
	AUTO PARTS & EQUIPMENT - 1.0%
12,152	Cheng Shin Rubber Industry Co. Ltd.	31,800
605	Halla Climate Control Corp.	22,332
99	Hyundai Mobis	27,678
166	Hyundai Wia Corp.	30,044
184	Mando Corp.	21,909
5,306	Weichai Power Co. Ltd. - H Shares	21,385
		155,148
	BANKS - 11.7%
54,369	Agricultural Bank of China Ltd. - H Shares	26,716
5,831	Akbank TAS	18,184
23,600	Alliance Financial Group Bhd	34,294
23,764	AMMB Holdings Bhd	52,524
1,825	Banco Bradesco SA	24,569
312,392	Banco de Chile	44,660
675	Banco de Credito e Inversiones	37,244
2,803	Banco do Brasil SA	28,954
584,059	Banco Santander Chile	33,781
3,137	Bancolombia SA	37,409
4,824	Bangkok Bank PCL	26,239
30,301	Bank Central Asia Tbk PT	23,900
66,436	Bank Danamon Indonesia Tbk PT	20,606
756	Bank Handlowy w Warszawie SA	26,321
28,089	Bank Mandiri Persero Tbk PT	18,117
62,408	Bank Negara Indonesia Persero Tbk PT	20,254

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BANKS (Continued) - 11.7%
53,857	Bank of China Ltd. - H Shares	$ 24,797
40,599	Bank of Communications Co. Ltd. - H Shares	28,641
12,494	Bank of the Philippine Islands	23,921
582	Bank Pekao SA	34,639
34,777	Bank Rakyat Indonesia Persero Tbk PT	20,716
331	Bank Zachodni WBK SA	42,540
5,600	Banregio Grupo Financiero SAB de CV	33,186
14,218	BDO Unibank, Inc.	21,970
87,572	Chang Hwa Commercial Bank	53,912
45,103	China Citic Bank Corp. Ltd. - H Shares	24,489
30,952	China Construction Bank Corp. - H Shares	23,353
14,436	China Merchants Bank Co. Ltd. - H Shares	30,757
14,563	China Minsheng Banking Corp. Ltd. - H Shares	16,171
43,894	Chongqing Rural Commercial Bank - H Shares	21,286
15,706	CIMB Group Holdings Bhd	36,536
5,140	Commercial International Bank Egypt SAE	24,104
14,313	Compartamos SAB de CV	26,692
3,677,265	Corpbanca SA	50,443
3,936	Grupo Financiero Banorte SAB de CV - O Shares	27,461
10,252	Grupo Financiero Inbursa SAB de CV - O Shares	28,913
8,141	Grupo Financiero Santander Mexico SAB de CV - B Shares	22,070
12,772	Hong Leong Bank Bhd	56,146
36,155	Industrial & Commercial Bank of China Ltd. - H Shares	24,434
4,386	Industrial Bank of Korea	50,762
2,496	Itau Unibanco Holding SA	30,919
4,618	Kasikornbank PCL	22,014
142	Komercni Banka AS	31,579
39,635	Krung Thai Bank PCL	19,984
14,794	Malayan Banking Bhd	44,892
244	mBank	40,452
14,079	Metropolitan Bank & Trust Co.	23,959
1,252	OTP Bank PLC	23,807
13,154	Philippine National Bank *	25,555
2,983	Powszechna Kasa Oszczednosci Bank Polski SA	38,990
13,636	Public Bank Bhd	81,341
19,845	RHB Capital Bhd	47,860
15,152	Sberbank of Russia	46,581
5,632	Siam Commercial Bank PCL	24,696
5,308	Turkiye Garanti Bankasi AS	17,195
2,982	Turkiye Halk Bankasi AS	16,864
8,272	Turkiye Is Bankasi - C Shares	17,903
9,083	Turkiye Vakiflar Bankasi Tao - D Shares	16,149
23,078,464	VTB Bank OJSC	34,853
8,709	Yapi ve Kredi Bankasi AS	15,079
		1,842,383
	BEVERAGES - 1.5%
1,478	Anadolu Efes Biracilik Ve Malt Sanayii AS	15,994
5,273	Arca Continental SAB de CV	32,879
2,682	Cia Cervecerias Unidas SA	31,902
2,379	Coca-Cola Femsa SAB de CV	28,690
905	Coca-Cola Icecek AS	21,798
1,140	Hite Jinro Co. Ltd.	23,890
38,083	LT Group, Inc.	13,245
45,023	Thai Beverage PLC	19,256
5,487	Tsingtao Brewery Co. Ltd. - H Shares	46,387
		234,041
	BUILDING MATERIALS - 1.9%
7,573	Anhui Conch Cement Co. Ltd. - H Shares	28,080
49,009	Asia Cement Corp.	63,467
23,632	China National Building Material Co. Ltd. - H Shares	25,419
5,397	Duratex SA	29,908
14,248	Indocement Tunggal Prakarsa Tbk PT	23,413
12,953	Lafarge Malayan Cement Bhd	33,888
21,377	Semen Indonesia Persero Tbk PT	24,853
2,186	Siam City Cement PCL	26,586
30,555	Taiwan Cement Corp.	47,411
		303,025

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	CHEMICALS - 1.9%
36,100	Indorama Ventures PLC	$ 22,063
119	LG Chem Ltd.	33,950
29,263	Petronas Chemicals Group Bhd	61,819
12,674	PTT Global Chemical PLC	30,596
14,861	Synthos SA	26,954
21,443	Taiwan Fertilizer Co. Ltd.	48,559
1,696	Ultrapar Participacoes SA	40,108
5,936	Uralkali OJSC	31,044
		295,093
	COAL - 0.7%
213,077	Adaro Energy Tbk PT	19,083
29,490	Banpu PCL	27,260
28,363	China Coal Energy Co. Ltd. - H Shares	15,949
7,004	China Shenhua Energy Co. Ltd. - H Shares	22,086
7,819	Indo Tambangraya Megah Tbk PT	18,309
13,090	Tambang Batubara Bukit Asam Persero Tbk PT	10,970
		113,657
	COMMERCIAL SERVICES - 3.0%
4,100	Anhanguera Educacional Participacoes SA	25,724
4,317	Arteris SA	34,542
4,108	CCR SA	30,696
1,570	Cielo SA	43,529
5,570	EcoRodovias Infraestrutura e Logistica SA	34,664
4,003	Estacio Participacoes PA	34,521
11,888	International Container Terminal Services, Inc.	27,313
60,125	Jasa Marga Persero Tbk PT	23,342
30,838	Jiangsu Expressway Co. Ltd. - H Shares	37,903
2,000	Kroton Educacional SA	33,242
2,465	Localiza Rent a Car SA	34,730
1,750	Multiplus SA	21,885
9,185	OHL Mexico SAB de CV *	23,449
488	S1 Corp.	34,771
28,589	Zhejiang Expressway Co. Ltd. - H Shares	27,027
		467,338
	COMPUTERS - 2.2%
4,637	Advantech Co. Ltd.	32,125
3,635	Asustek Computer, Inc.	32,683
13,000	Chicony Electronics Co. Ltd.	32,667
42,258	Compal Electronics, Inc.	32,395
24,000	Inventec Corp.	21,216
26,822	Lenovo Group Ltd.	32,621
17,390	Lite-On Technology Corp.	27,887
13,944	Quanta Computer, Inc.	32,513
289	SK C&C Co. Ltd.	37,164
13,643	Sonda SA	32,602
34,983	Wistron Corp.	29,400
		343,273
	COSMETICS - 0.8%
44	Amorepacific Corp.	41,913
70	AMOREPACIFIC Group	31,006
61	LG Household & Health Care Ltd.	31,842
1,418	Natura Cosmeticos SA	24,835
		129,596
	DISTRIBUTION/WHOLESALE - 1.0%
13,019	Berli Jucker PLC	19,195
1,030	GS Retail Co. Ltd.	27,472
1,780	Hanwha Corp.	66,466
620	Samsung C&T Corp.	35,790
		148,923
	DIVERSIFIED FINANCIAL SERVICES - 6.3%
5,218	BM&F Bovespa SA	24,388
2,031	BS Financial Group, Inc.	30,954
3,291	CETIP SA - Mercados Organizados	33,563
134,000	China Development Financial Holding Corp.	40,460
9,480	CITIC Securities Co. Ltd. - H Shares	25,859
66,487	CTBC Financial Holding Co. Ltd.	45,392

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 6.3%
4,076	Daewoo Securities Co. Ltd.	$ 34,556
2,000	DGB Financial Group, Inc.	31,435
64,000	E.Sun Financial Holding Co. Ltd.	42,514
95,430	First Financial Holding Co. Ltd.	59,390
28,000	Fubon Financial Holding Co. Ltd.	40,957
14,799	Haitong Securities Co. Ltd. - H Shares *	25,767
7,763	Hong Leong Financial Group Bhd	36,686
96,935	Hua Nan Financial Holdings Co. Ltd.	56,586
1,260	KB Financial Group, Inc.	50,710
812	Korea Investment Holdings Co. Ltd.	31,558
3,166	Mega Financial Holding Co. Ltd. - Rights *	382
48,773	Mega Financial Holding Co. Ltd.	41,071
1,236	Samsung Securities Co. Ltd.	51,863
983	Shinhan Financial Group Co. Ltd.	44,290
99,000	SinoPac Financial Holdings Co. Ltd.	49,322
108,276	Taishin Financial Holding Co. Ltd.	53,217
129,129	Taiwan Cooperative Financial Holding	70,614
2,985	Woori Investment & Securities Co. Ltd.	27,268
73,992	Yuanta Financial Holding Co. Ltd.	44,186
		992,988
	ELECTRIC - 3.4%
33,644	Aboitiz Power Corp.	25,766
3,354	AES Tiete SA	25,190
1,123	CEZ AS	29,205
2,983	Cia Energetica de Minas Gerais	17,817
49,026	Datang International Power Generation Co. Ltd. - H Shares	22,636
5,335	EDP - Energias do Brasil SA	25,635
31,048	Empresa Nacional de Electricidad SA	45,492
164,146	Energy Development Corp.	19,707
121,908	Enersis SA	36,208
8,777	Glow Energy PCL	18,908
44,000	Huadian Power International Corp. Ltd.	17,194
22,000	Huaneng Power International, Inc.	19,890
26,821	Isagen SA ESP	44,461
20,158	Ratchaburi Electricity Generating Holding PLC	30,183
17,753	Tauron Polska Energia SA	25,724
15,500	Tenaga Nasional Bhd	53,848
2,036	Tractebel Energia SA	30,978
69,463	YTL Power International Bhd	40,079
		528,921
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
6,837	Delta Electronics, Inc.	38,994
13,752	Dongfang Electric Corp. Ltd. - H Shares	24,121
1,000	Hermes Microvision, Inc.	32,476
472	LS Industrial Systems Co. Ltd.	29,539
7,405	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	26,645
		151,775
	ELECTRONICS - 1.8%
4,827	AAC Technologies Holdings, Inc.	23,439
15,700	Delta Electronics Thailand PLC	25,667
17,377	Hon Hai Precision Industry Co. Ltd.	46,697
9,000	Kinsus Interconnect Technology Corp.	29,862
18,962	Pegatron Corp.	24,429
386	Samsung Electro-Mechanics Co. Ltd.	26,841
14,682	Synnex Technology International Corp.	23,299
2,261	TPK Holding Co. Ltd.	13,350
27,000	WPG Holdings Ltd.	31,070
13,000	Zhen Ding Technology Holding Ltd.	31,315
		275,969
	ENERGY-ALTERNATE SOURCES - 0.2%
24,844	China Longyuan Power Group Corp. - H Shares	32,009

	ENGINEERING & CONSTRUCTION - 3.3%
3,748	Airports of Thailand PCL	18,153
29,619	China Communications Construction Co. Ltd. - H Shares	23,875
20,389	China Railway Construction Corp. Ltd. - H Shares	20,300
43,031	China Railway Group Ltd. - H Shares	22,199

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ENGINEERING & CONSTRUCTION (Continued) - 3.3%
281	Daelim Industrial Co. Ltd.	$ 25,188
4,247	Daewoo Engineering & Construction Co. Ltd. *	29,816
26,968	DMCI Holdings, Inc.	34,018
10,232	Enka Insaat ve Sanayi AS	28,670
27,320	Gamuda Bhd	40,033
5,550	Grupo Aeroportuario del Sureste SAB de CV - B Shares	29,583
2,900	Grupo Aeroportuario del Sureste SAB de CV	36,151
582	Hyundai Engineering & Construction Co. Ltd.	33,652
344	KEPCO Engineering & Construction Co., Inc.	19,792
18,100	Malaysia Airports Holdings Bhd	49,730
1,973	Multiplan Empreendimentos Imobiliarios SA	41,597
3,876	Promotora y Operadora de Infraestructura SAB de CV *	46,181
3,037	TAV Havalimanlari Holding AS	21,839
		520,777
	ENTERTAINMENT - 0.1%
14,000	Berjaya Sports Toto Bhd	17,309

	ENVIRONMENTAL CONTROL - 0.2%
46,000	Tianjin Capital Environmental Protection Group Co. Ltd.	23,315

	FOOD - 4.6%
1,251	BIM Birlesik Magazalar AS	25,270
1,527	BRF SA	31,825
6,974	Cencosud SA	25,011
31,488	Charoen Pokphand Foods PCL	30,790
114	CJ CheilJedang Corp.	30,080
1,326	Eurocash SA	20,968
33,500	Felda Global Ventures Holdings Bhd	45,919
4,900	Gruma SAB de CV *	36,963
8,072	Grupo Bimbo SAB de CV Series A	24,780
2,930	Grupo Nutresa SA	39,463
24,334	Indofood CBP Sukses Makmur Tbk PT	20,393
39,454	Indofood Sukses Makmur Tbk PT	21,395
6,000	JBS SA	22,277
35,113	JG Summit Holdings, Inc.	30,490
914	M Dias Branco SA	38,675
28	Orion Corp.	25,312
9,157	PPB Group Bhd	45,118
13,000	Standard Foods Corp.	40,561
20,008	Thai Union Frozen Products PLC	43,868
13,013	Tingyi Cayman Islands Holding Corp.	37,594
3,665	Ulker Biskuvi Sanayi AS	25,929
17,435	Uni-President Enterprises Corp.	31,411
8,588	Universal Robina Corp.	21,879
		715,971
	FOREST PRODUCTS & PAPER - 0.2%
10,040	Empresas CMPC SA	24,298

	GAS - 0.4%
45,927	Perusahaan Gas Negara Persero Tbk PT	16,886
7,065	Petronas Gas Bhd	52,367
		69,253
	HEALTHCARE PRODUCTS - 0.2%
21,476	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	28,972

	HEALTHCARE SERVICES - 0.3%
6,002	Bangkok Dusit Medical Services PLC	21,550
11,700	Bumrungrad Hospital PLC	30,658
35,800	IHH Healthcare Bhd *	42,186
		94,394
	HOLDINGS COMPANIES - 2.4%
19,278	Aboitiz Equity Ventures, Inc.	23,688
9,204	Alfa SAB de CV - A Shares	25,739
34,020	Alliance Global Group, Inc.	19,771
2,077	Ayala Corp.	24,234
2,221	Empresas COPEC SA	29,368
5,301	Grupo Carso SAB de CV Series A	28,115
4,637	Haci Omer Sabanci Holding AS	18,647

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	HOLDINGS COMPANIES (Continued) - 2.4%
28,100	IJM Corp. Bhd	$ 50,441
5,001	KOC Holding AS	20,483
2,470	Siam Cement PLC	30,191
25,570	Sime Darby Bhd	74,313
76,631	YTL Corp. Bhd	37,898
		382,888
	HOME BUILDERS - 0.2%
70,827	Land and Houses PLC	19,371
3,662	MRV Engenharia e Participacoes SA	13,069
		32,440
	HOME FURNISHING - 0.8%
3,686	Arcelik AS	20,845
25,000	Hisense Kelon Electrical Holdings Co. Ltd. *	37,853
640	LG Corp.	39,017
412	LOTTE Himart Co Ltd	34,340
		132,055
	HOUSEHOLD PRODUCTS - 0.3%
9,005	Kimberly-Clark de Mexico SAB de CV - A Shares	25,499
7,855	Unilever Indonesia Tbk PT	16,780
		42,279
	HOUSEWARES - 0.1%
15,977	Turkiye Sise ve Cam Fabrikalari AS	20,227

	INSURANCE - 3.2%
14,344	Bangkok Life Assurance PLC	29,806
25,558	Cathay Financial Holding Co. Ltd.	41,372
38,188	China Life Insurance Co. Ltd.	38,692
7,103	China Pacific Insurance Group Co. Ltd. - H Shares	27,849
685	Dongbu Insurance Co. Ltd.	36,671
4,357	Hanwha Life Insurance Co. Ltd.	31,501
1,306	Hyundai Marine & Fire Insurance Co. Ltd.	40,432
8,004	New China Life Insurance Co. Ltd. - H Shares *	26,839
6,979	Odontoprev SA	29,043
4,507	Ping An Insurance Group Co. of China Ltd. - H Shares	40,369
2,806	Porto Seguro SA	35,329
256	Powszechny Zaklad Ubezpieczen SA	38,108
172	Samsung Fire & Marine Insurance Co. Ltd.	42,435
363	Samsung Life Insurance Co. Ltd.	35,961
		494,406
	INTERNET - 0.5%
51	NAVER Corp.	35,172
631	Tencent Holdings Ltd.	40,251
		75,423
	INVESTMENT COMPANIES - 0.4%
2,292	Grupo de Inversiones Suramericana SA	39,823
1,415	GT Capital Holdings, Inc.	24,606
		64,429
	IRON/STEEL - 1.3%
61,000	China Steel Corp.	55,255
29,803	Eregli Demir ve Celik Fabrikalari TAS	35,789
7,200	Grupo Simec SAB de CV *	29,961
418	Hyundai Steel Co.	34,362
152	POSCO	47,274
		202,641
	LEISURE TIME - 0.3%
3,000	Giant Manufacturing Co. Ltd.	20,633
4,000	Merida Industry Co. Ltd.	29,054
		49,687
	LODGING - 0.6%
11,095	Genting Bhd	34,751
21,296	Genting Malaysia BHD	28,475
979	Kangwon Land, Inc.	28,863
		92,089
	MACHINERY CONSTRUCTION & MINING - 0.3%
12,652	United Tractors Tbk PT	19,751
22,786	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	21,276
		41,027

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MACHINERY DIVERSIFIED - 0.8%
34,600	CSR Corp. Ltd. - H Shares	$ 28,381
4,559	Industrias CH SAB de CV - Series B *	30,662
26,000	Teco Electric and Machinery Co. Ltd.	29,788
2,757	WEG SA	36,253
		125,084
	MEDIA - 0.7%
11,334	BEC World PLC	17,490
3,728	Cyfrowy Polsat SA *	24,475
97,678	Global Mediacom Tbk PT	15,248
6,078	Grupo Televisa SAB	36,529
52,043	Media Nusantara Citra Tbk PT	11,224
		104,966
	METAL FABRICATE - 0.4%
5,170	Catcher Technology Co. Ltd.	33,562
539	Hyundai Hysco Co. Ltd.	21,307
		54,869
	MINING - 1.4%
70,056	China Molybdenum Co. Ltd. - H Shares	31,352
8,728	Grupo Mexico SAB de CV Series B	28,814
503	Industrias Penoles SAB de CV	12,452
12,906	Jiangxi Copper Co. Ltd. - H Shares	23,303
555	KGHM Polska Miedz SA	21,715
72	Korea Zinc Co. Ltd.	21,810
1,298	Koza Altin Isletmeleri AS	13,412
20,739	Sigdo Koppers SA	31,176
78,028	Vale Indonesia Tbk PT	16,989
85,550	Zijin Mining Group Co. Ltd. - H Shares	18,315
		219,338
	MISCELLANEOUS MANUFACTURING - 0.7%
514	Cheil Industries, Inc.	43,331
9,200	China International Marine Containers Group Co. Ltd.	19,578
4,000	Hiwin Technologies Corp.	33,750
208	Largan Precision Co. Ltd.	8,478
		105,137
	OIL & GAS - 2.5%
41,504	China Petroleum & Chemical Corp. - H Shares	33,883
12,592	Gazprom OAO	53,154
520	GS Holdings	28,383
564	Lukoil OAO	35,004
410	MOL Hungarian Oil & Gas PLC	27,524
2,040	NovaTek OAO	24,807
29,075	PetroChina Co. Ltd. - H Shares	31,873
5,148	Petronas Dagangan BHD	49,410
5,953	PTT Exploration & Production PLC	30,288
2,781	PTT PLC	24,304
170	SK Holdings Co. Ltd.	30,930
1,080	Tupras Turkiye Petrol Rafinerileri AS	21,565
		391,125
	OIL & GAS SERVICE - 0.9%
32,415	Bumi Armada Bhd	39,879
9,305	China Oilfield Services Ltd. - H Shares	28,862
43,300	Dialog Group Bhd	47,322
27,400	Malaysia Marine and Heavy Engineering Holdings Bhd	29,276
		145,339
	PHARMACEUTICALS - 1.6%
13,412	Genomma Lab Internacional SAB de CV - B Shares *	37,507
5,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. *	19,237
191,764	Kalbe Farma Tbk PT	19,695
2,482	Richter Gedeon Nyrt	50,637
13,000	ScinoPharm Taiwan Ltd.	38,206
19,000	Shanghai Fosun Pharmaceutical Group Co. Ltd.	57,218
8,000	Tong Ren Tang Technologies Co. Ltd.	25,536
		248,036
	REAL ESTATE - 2.5%
38,025	Ayala Land, Inc.	21,199
3,316	BR Malls Participacoes SA	23,865
3,453	BR Properties SA	27,190

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	REAL ESTATE (Continued) - 2.5%
161,076	Bumi Serpong Damai PT	$ 17,072
17,866	Central Pattana PLC	22,384
9,059	Chailease Holdings Co. Ltd.	23,827
3,591	Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,892
2,400	Ez Tec Empreendimentos e Participacoes SA	29,394
3,300	Iguatemi Empresa de Shopping Centers SA	30,456
7,584	IOI Properties Group Sdn Bhd *	7,640
212,808	Lippo Karawaci Tbk PT	15,911
301,985	Megaworld Corp.	22,039
50,535	Robinsons Land Corp.	22,720
14,000	Ruentex Development Co. Ltd.	27,148
60,081	SM Prime Holdings, Inc.	19,867
35,567	SP Setia Bhd	32,682
25,544	UEM Sunrise Bhd	18,403
		383,689
	RETAIL - 4.7%
1,848	Almacenes Exito SA	28,298
9,800	Alsea SAB de CV	30,527
41,241	Astra International Tbk PT	23,042
3,309	Big C Supercenter PLC	18,605
22,687	CP ALL PLC	29,117
2,639	El Puerto de Liverpool SAB de CV - C1 Shares	30,042
142	E-Mart Co. Ltd.	36,048
9,676	Grupo Comercial Chedraui SA de CV	34,086
66,984	Home Product Center PLC	19,138
1,824	Hotai Motor Co. Ltd.	22,519
228	Hyundai Department Store Co. Ltd.	34,967
5,727	Jollibee Foods Corp.	22,330
4,147	Lojas Americanas SA	23,684
1,062	Lojas Renner SA	27,421
91	Lotte Shopping Co. Ltd.	35,020
5,000	Matahari Department Store Tbk PT *	4,437
27,649	Minor International PLC	17,489
5,094	President Chain Store Corp.	35,291
27,673	Puregold Price Club, Inc.	23,624
4,083	Raia Drogasil SA	25,392
37,099	Ripley Corp. SA	26,540
12,565	Robinson Department Store PLC	18,430
3,515	SACI Falabella	31,298
19,289	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	47,217
148	Shinsegae Co. Ltd.	35,597
16,600	Siam Makro PLC	14,710
1,175	SM Investments Corp.	18,818
11,467	Wal-Mart de Mexico SAB de CV	30,001
		743,688
	SEMICONDUCTORS - 1.5%
38,414	Advanced Semiconductor Engineering, Inc.	35,699
2,609	MediaTek, Inc.	38,819
2,784	MStar Semiconductor, Inc.	32,410
5,427	Novatek Microelectronics Corp.	22,213
23	Samsung Electronics Co. Ltd.	30,059
8,681	Taiwan Semiconductor Manufacturing Co. Ltd.	30,726
57,242	United Microelectronics Corp.	23,717
16,000	Vanguard International Semiconductor Corp.	19,002
		232,645
	SHIPBUILDING - 0.5%
831	Samsung Heavy Industries Co. Ltd.	30,120
53,869	Yangzijang Shipbuilding Holdings Ltd.	50,558
		80,678
	SOFTWARE - 0.3%
7,000	Kingsoft Corp. Ltd.	20,177
1,984	Totvs SA	30,968
		51,146
	TELECOMMUNICATIONS - 6.0%
2,993	Advanced Info Service PLC	18,246
27,550	America Movil SAB de CV Series L	32,021

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	TELECOMMUNICATIONS (Continued) - 6.0%
23,363	Axiata Group Bhd	$ 49,212
19,828	Chunghwa Telecom Co. Ltd.	61,931
35,298	DiGi.Com Bhd	53,448
2,184	ENTEL Chile SA	29,523
14,465	Far EasTone Telecommunications Co. Ltd.	31,786
659	Globe Telecom, Inc.	24,344
4,415	HTC Corp.	20,885
70,800	Jasmine International PLC	14,495
1,033	KT Corp.	31,045
32,134	Maxis Bhd	71,317
6,655	Orange Polska SA	21,625
477	Philippine Long Distance Telephone Co.	28,645
8,121	Rostelecom OJSC	27,326
210	Samsung SDI Co. Ltd.	32,406
11,376	Shin Corp. PLC	23,552
159	SK Telecom Co. Ltd.	34,835
9,491	Taiwan Mobile Co. Ltd.	30,663
12,597	Telecom Egypt Co.	26,617
1,896	Telefonica Czech Republic AS	28,135
41,959	Telekom Malaysia Bhd	71,091
111,865	Telekomunikasi Indonesia Persero Tbk PT	19,761
7,970	Tim Participacoes SA	41,535
6,371	Total Access Communication PLC	18,884
53,975	Tower Bersama Infrastructure PC *	25,721
7,273	Turk Telekomunikasyon	20,175
5,099	Turkcell Iletism Hizmetleri AS *	26,937
64,322	XL Axiata Tbk PT	27,481
		943,642
	TEXTILES - 0.1%
1,657	Cia Hering	20,940

	TRANSPORTATION - 0.7%
27,533	BTS Group Holdings PLC - Warrant *	782
125,601	BTS Group Holdings PLC	33,391
241	CJ Korea Express Co. Ltd. *	22,957
42,884	Guangshen Railway Co. Ltd. - H Shares	19,855
14,900	MISC Bhd *	25,927
		102,912
	WATER - 0.8%
52,131	Aguas Andinas SA - A Shares	33,633
2,599	Cia de Saneamento Basico do Estado de Sao Paulo	29,114
19,767	Inversiones Aguas Metropolitanas SA	33,472
246,821	Metro Pacific Investments Corp.	24,018
		120,237

	TOTAL COMMON STOCK (Cost - $14,193,799)	13,981,654

	EXCHANGE TRADED FUNDS - 6.9%
	EQUITY FUND - 6.9%
61,715	WisdomTree India Earnings Fund ^	1,076,310
	TOTAL EXCHANGE TRADED FUNDS (Cost - $999,956)

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
344,846	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	344,846
	TOTAL SHORT-TERM INVESTMENTS (Cost - $344,846)

	COLLATERAL FOR SECURITIES LOANED - 3.2%
509,248	Mount Vernon Securities Lending Prime Portfolio	509,248
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $509,248)

	TOTAL INVESTMENTS - 101.3% (Cost - $16,047,849) (a)	$ 15,912,058
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3) %	(203,354)
	NET ASSETS - 100.0%	$ 15,708,704

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
PLC - Public limited company.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,051,082 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 752,717
	Unrealized depreciation		(891,741)
	Net unrealized depreciation		$ (139,024)

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
5	Emerging Market Future, Mar 2014	$ 254,200	$ 7,315
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Taiwan	15.2%
	South Korea	13.3%
	Malaysia	11.6%
	China	10.0%
	United States	9.2%
	Brazil	8.2%
	Thailand	5.6%
	Mexico	5.3%
	Philippines	3.8%
	Indonesia	3.8%
	Other Countries	14.0%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	REITS - 25.2%
	APARTMENTS - 4.5%
3,060	Apartment Investment & Management Co.	$ 79,285
4,930	Associated Estates Realty Corp. ^	79,127
676	AvalonBay Communities, Inc.	79,924
1,714	BRE Properties, Inc. ^	93,773
1,456	Camden Property Trust ^	82,817
6,332	Campus Crest Communities, Inc. ^	59,584
1,595	Equity Residential	82,733
648	Essex Property Trust, Inc.	92,995
1,744	Home Properties, Inc.	93,513
1,546	Mid-America Apartment Communities, Inc.	93,904
2,145	Post Properties, Inc.	97,018
		934,673
	DIVERSIFIED - 6.2%
2,557	American Assets Trust, Inc. ^	80,367
1,017	American Tower Corp. ^	81,177
1,821	Corrections Corp. of America	58,399
1,120	Digital Realty Trust, Inc. ^	55,014
2,625	DuPont Fabros Technology, Inc. ^	64,864
1,683	EPR Properties	82,736
2,329	Geo Group, Inc.	75,040
9,738	Investors Real Estate Trust ^	83,552
2,360	Liberty Property Trust ^	79,933
1,317	National Health Investors, Inc.	73,884
1,805	Plum Creek Timber Co., Inc. ^	83,951
1,824	Potlatch Corp.	76,134
1,190	PS Business Parks, Inc.	90,940
1,584	Rayonier, Inc.	66,686
974	Vornado Realty Trust ^	86,481
3,669	Washington Real Estate Investment Trust ^	85,708
2,212	Weyerhaeuser Co.	69,833
		1,294,699
	HEALTHCARE - 2.2%
1,787	HCP, Inc.	64,904
1,882	LTC Properties, Inc.	66,604
4,565	Medical Properties Trust, Inc. ^	55,784
2,103	Omega Healthcare Investors, Inc. ^	62,669
3,292	Senior Housing Properties Trust	73,181
1,459	Universal Health Realty Income Trust	58,448
1,254	Ventas, Inc.	71,829
		453,419
	HOTELS - 1.1%
2,635	Hospitality Properties Trust	71,224
3,607	RLJ Lodging Trust	87,722
4,894	Sunstone Hotel Investors, Inc. ^	65,580
		224,526
	MANUFACTURED HOMES - 0.5%
2,698	Equity Lifestyle Properties, Inc. ^	97,749

	OFFICE PROPERTIES - 3.4%
1,414	Alexandria Real Estate Equities, Inc.	89,959
4,650	BioMed Realty Trust, Inc. ^	84,258
800	Boston Properties, Inc. ^	80,296
3,712	Douglas Emmett, Inc.	86,452
3,273	Government Properties Income Trust ^	81,334
2,555	Highwoods Properties, Inc. ^	92,414
5,691	Piedmont Office Realty Trust, Inc. - Cl. A ^	94,015
1,012	SL Green Realty Corp. ^	93,489
		702,217
	REAL ESTATE - 0.3%
1,040	WP Carey, Inc.	63,804

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value

	REGIONAL MALLS - 1.7%
1,505	Macerich Co. ^	$ 88,629
610	Simon Property Group, Inc.	92,818
2,834	Tanger Factory Outlet Centers	90,745
1,180	Taubman Centers, Inc.	75,426
		347,618
	SHOPPING CENTERS - 2.0%
3,875	Acadia Realty Trust ^	96,216
3,486	AmREIT, Inc. ^	58,565
954	Federal Realty Investment Trust ^	96,745
4,159	Kimco Realty Corp. ^	82,140
2,939	Weingarten Realty Investors ^	80,587
		414,253
	SINGLE TENANT - 1.4%
2,512	Agree Realty Corp.	72,898
2,307	National Retail Properties, Inc. ^	69,971
1,881	Realty Income Corp. ^	70,218
2,865	Select Income REIT	76,610
		289,697
	STORAGE - 1.1%
1,848	Extra Space Storage, Inc.	77,856
613	Public Storage	92,269
998	Sovran Self Storage, Inc.	65,040
		235,165
	WAREHOUSE/INDUSTRIAL - 0.8%
1,588	EastGroup Properties, Inc. ^	91,993
9,036	Monmouth Real Estate Investment Corp. - Cl. A	82,137
		174,130

	TOTAL REITS (Cost - $5,606,425)	5,231,950

	SHORT-TERM INVESTMENTS - 74.8%
	MONEY MARKET FUND - 74.8%
15,488,356	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	15,488,356
	TOTAL SHORT TERM INVESTMENTS (Cost - $15,488,356)

	COLLATERAL FOR SECURITIES LOANED - 10.0%
2,068,876	Mount Vernon Securities Lending Prime Portfolio	2,068,876
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,068,876)

	TOTAL INVESTMENTS - 110.0% (Cost - $23,163,657) (a)	$ 22,789,182
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0) %	(2,077,916)
	NET ASSETS - 100.0%	$ 20,711,266

* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
REITS - Real Estate Investment Trusts.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,153,791 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 34,521
	Unrealized depreciation	(399,130)
	Net unrealized depreciation	$ (364,609)

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 99.0%
	ADVERTISING - 0.3%
4,693	Omnicom Group, Inc. ^	$ 349,018

	AEROSPACE/DEFENSE - 2.3%
3,394	B/E Aerospace, Inc. *	295,380
2,251	Boeing Co.	307,239
3,695	L-3 Communications Holdings, Inc.	394,848
2,659	Lockheed Martin Corp.	395,287
3,604	Northrop Grumman Corp.	413,054
4,186	Raytheon Co. ^	379,670
4,557	Rockwell Collins, Inc.	336,853
1,453	TransDigm Group, Inc.	233,962
3,082	United Technologies Corp.	350,732
		3,107,025
	AGRICULTURE - 1.2%
9,486	Altria Group, Inc.	364,168
6,672	Archer-Daniels-Midland Co.	289,565
5,877	Lorillard, Inc. ^	297,846
3,777	Philip Morris International, Inc.	329,090
6,453	Reynolds American, Inc.	322,585
		1,603,254
	AIRLINES - 0.2%
17,966	Southwest Airlines Co.	338,479

	APPAREL - 1.2%
3,524	Carter's, Inc.	252,988
3,710	Hanesbrands, Inc.	260,702
3,410	NIKE, Inc.	268,162
1,379	Ralph Lauren Corp.	243,490
2,205	Under Armour, Inc. - Cl. A *	192,497
5,851	VF Corp.	364,751
		1,582,590
	AUTO MANUFACTURERS - 0.5%
11,780	Ford Motor Co.	181,765
5,942	General Motors Co. *	242,850
4,577	PACCAR, Inc.	270,821
		695,436
	AUTO PARTS & EQUIPMENT - 0.9%
8,869	Allison Transmission Holdings, Inc.	244,873
4,632	BorgWarner, Inc. * ^	258,975
3,470	Lear Corp. ^	280,966
3,069	TRW Automotive Holdings Corp. *	228,303
2,662	WABCO Holdings, Inc. *	248,657
		1,261,774
	BANKS - 5.2%
9,050	BB&T Corp.	337,746
6,574	BOK Financial Corp.	435,988
3,282	Capital One Financial Corp.	251,434
4,236	Citigroup, Inc.	220,738
6,180	Comerica, Inc. ^	293,797
4,909	Cullen/Frost Bankers, Inc. ^	365,377
8,849	East West Bancorp, Inc. ^	309,450
15,839	Fifth Third Bancorp	333,094
5,705	First Republic Bank	298,657
1,396	Goldman Sachs Group, Inc. ^	247,456
29,270	Huntington Bancshares, Inc.	282,455
5,313	JPMorgan Chase & Co.	310,704
20,832	KeyCorp	279,565
2,995	M&T Bank Corp. ^	348,678
5,160	Northern Trust Corp.	319,352
3,917	PNC Financial Services Group, Inc.	303,881
23,180	Regions Financial Corp.	229,250
3,322	Signature Bank/New York NY *	356,849
3,596	State Street Corp.	263,910
7,068	SunTrust Banks, Inc.	260,173
10,895	US Bancorp	440,158

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BANKS (Continued) - 5.2%
7,420	Wells Fargo & Co.	$ 336,868
7,950	Zions Bancorporation	238,182
		7,063,762
	BEVERAGES - 2.0%
4,406	Beam, Inc.	299,872
4,401	Brown-Forman Corp. - Cl. B	332,584
8,036	Coca-Cola Co.	331,967
7,795	Coca-Cola Enterprises, Inc.	343,993
1,776	Constellation Brands, Inc. *	124,995
6,984	Dr Pepper Snapple Group, Inc.	340,260
1,282	Green Mountain Coffee Roasters, Inc. * ^	96,894
4,299	Molson Coors Brewing Co. ^	241,389
2,920	Monster Beverage Corp. *	197,888
4,695	PepsiCo., Inc.	389,403
		2,699,245
	BIOTECHNOLOGY - 0.9%
1,196	Alexion Pharmaceuticals, Inc. * ^	159,140
1,555	Amgen, Inc.	177,519
738	Biogen Idec, Inc. *	206,456
1,163	Celgene Corp. *	196,500
2,573	Cubist Pharmaceuticals, Inc. *	177,203
3,071	Gilead Sciences, Inc. * ^	230,786
483	Regeneron Pharmaceuticals, Inc. * ^	132,941
		1,280,545
	BUILDING MATERIALS - 0.1%
4,237	Fortune Brands Home & Security, Inc. ^	193,631

	CHEMICALS - 3.5%
2,494	Air Products & Chemicals, Inc.	278,779
2,870	Airgas, Inc.	321,010
3,778	Albemarle Corp.	239,487
3,594	Celanese Corp.	198,784
995	CF Industries Holdings, Inc.	231,875
3,305	Ecolab, Inc.	344,612
5,505	EI du Pont de Nemours & Co.	357,660
3,698	FMC Corp.	279,051
3,989	International Flavors & Fragrances, Inc.	342,974
3,343	Mosaic Co.	158,024
1,509	PPG Industries, Inc.	286,197
3,113	Praxair, Inc. ^	404,783
3,211	Rockwood Holdings, Inc.	230,935
1,336	Sherwin-Williams Co.	245,156
5,038	Sigma-Aldrich Corp.	473,622
3,204	Valspar Corp.	228,413
1,657	Westlake Chemical Corp.	202,270
		4,823,632
	COMMERCIAL SERVICES - 4.2%
5,029	ADT Corp. ^	203,524
1,512	Alliance Data Systems Corp. * ^	397,550
4,913	Automatic Data Processing, Inc. ^	397,020
6,869	Cintas Corp. ^	409,324
4,953	Equifax, Inc.	342,203
1,727	FleetCor Technologies, Inc. *	202,353
3,857	Gartner, Inc. * ^	274,040
6,963	Iron Mountain, Inc.	211,327
5,627	Leidos Holdings Inc. ^	261,599
2,590	Manpowergroup, Inc.	222,377
419	Mastercard, Inc. - Cl. A	350,058
2,326	Moody's Corp. ^	182,521
8,504	Quanta Services, Inc. *	268,386
4,825	Robert Half International, Inc.	202,602
8,753	SEI Investments Co.	303,992
9,340	Total System Services, Inc.	310,835
3,001	Towers Watson & Co. - Cl. A	382,958
8,785	Vantiv, Inc. - Cl. A *	286,479

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 4.2%
4,454	Verisk Analytics, Inc. - Cl. A*	$ 292,717
13,318	Western Union Co.	229,736
		5,731,601
	COMPUTERS - 2.3%
1,922	3D Systems Corp. * ^	178,611
354	Apple, Inc.	198,633
2,575	Cognizant Technology Solutions Corp. *	260,024
3,396	Computer Sciences Corp.	189,768
8,839	EMC Corp. ^	222,301
2,116	IHS, Inc. - Cl. A *	253,285
1,479	International Business Machines Corp.	277,416
6,504	Jack Henry & Associates, Inc.	385,102
5,327	NetApp, Inc. *	219,153
3,096	SanDisk Corp. *	218,392
9,403	Synopsys, Inc. *	381,480
2,572	Teradata Corp. *	117,000
2,684	Western Digital Corp.	225,188
		3,126,353
	COSMETICS/PERSONAL CARE - 0.7%
5,465	Colgate-Palmolive Co.	356,373
3,212	Estee Lauder Cos., Inc. - Cl. A	241,928
3,800	Procter & Gamble Co.	309,358
		907,659
	DISTRIBUTION/WHOLESALE - 1.0%
4,283	Arrow Electronics, Inc. *	232,353
4,383	Fastenal Co. ^	208,236
1,235	Fossil Group, Inc. *	148,126
3,587	Genuine Parts Co.	298,403
5,459	LKQ Corp. *	179,601
1,002	WW Grainger, Inc.	255,931
		1,322,650
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
1,281	Affiliated Managers Group, Inc. *	277,823
3,789	American Express Co.	343,776
2,594	Ameriprise Financial, Inc.	298,440
792	BlackRock, Inc. ^	250,644
9,300	Charles Schwab Corp. ^	241,800
6,225	CBOE Holdings, Inc.	323,451
3,548	CME Group, Inc.	278,376
4,906	Discover Financial Services	274,491
5,198	Eaton Vance Corp. ^	222,422
4,562	Franklin Resources, Inc.	263,364
3,170	IntercontinentalExchange, Inc. *	712,996
6,646	Invesco Ltd.	241,914
6,294	NASDAQ OMX Group, Inc.	250,501
2,156	Nationstar Mortgage Holdings, Inc. * ^	79,686
2,865	Ocwen Financial Corp. *	158,864
4,747	Raymond James Financial, Inc.	247,746
10,250	SLM Corp.	269,370
3,414	T Rowe Price Group, Inc.	285,991
7,197	TD Ameritrade Holding Corp. ^	220,516
4,007	Waddell & Reed Financial, Inc.	260,936
		5,503,107
	ELECTRIC - 4.8%
7,307	Alliant Energy Corp.	377,041
8,599	American Electric Power Co., Inc.	401,917
13,244	CMS Energy Corp.	354,542
7,427	Consolidated Edison, Inc.	410,565
5,782	DTE Energy Co.	383,867
6,141	Duke Energy Corp.	423,790
4,495	Entergy Corp.	284,399
3,444	ITC Holdings Corp.	330,004
4,623	NextEra Energy, Inc.	395,821
8,260	Northeast Utilities	350,141
7,623	OGE Energy Corp.	258,420
6,168	Pinnacle West Capital Corp.	326,411

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ELECTRIC (Continued) - 4.8%
12,779	PPL Corp. ^	$ 384,520
10,534	Public Service Enterprise Group, Inc. ^	337,509
8,061	SCANA Corp.	378,303
10,290	Southern Co. ^	423,022
9,133	Wisconsin Energy Corp.	377,558
12,971	Xcel Energy, Inc. ^	362,410
		6,560,240
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
6,397	AMETEK, Inc.	336,930
4,332	Emerson Electric Co.	304,020
2,954	Energizer Holdings, Inc.	319,741
2,972	Hubbell, Inc. - Cl. B	323,651
		1,284,342
	ELECTRONICS - 1.8%
4,936	Agilent Technologies, Inc.	282,290
2,843	Amphenol Corp. - Cl. A	253,539
5,258	Avnet, Inc. *	231,930
6,375	FLIR Systems, Inc.	191,888
3,753	Honeywell International, Inc.	342,912
9,100	Jabil Circuit, Inc.	158,704
948	Mettler-Toledo International, Inc. * ^	229,975
2,882	Thermo Fisher Scientific, Inc.	320,911
7,052	Trimble Navigation Ltd. *	244,704
2,557	Waters Corp.*	255,700
		2,512,553
	ENGINEERING & CONSTRUCTION - 0.2%
3,866	Jacobs Engineering Group, Inc. * ^	243,519

	ENTERTAINMENT - 0.3%
9,201	International Game Technology	167,090
5,005	Madison Square Garden Co. - Cl. A *	288,188
		455,278
	ENVIRONMENTAL CONTROL - 1.0%
9,930	Republic Services, Inc.	329,676
3,076	Stericycle, Inc. *	357,339
7,280	Waste Connections, Inc.	317,626
9,194	Waste Management, Inc.	412,535
		1,417,176
	FOOD - 2.9%
10,453	Flowers Foods, Inc. ^	224,426
7,191	General Mills, Inc.	358,903
3,763	Hershey Co. ^	365,876
7,034	Hormel Foods Corp. ^	317,726
3,146	Ingredion, Inc.	215,375
3,029	JM Smucker Co.	313,865
4,999	Kraft Foods Group, Inc.	269,546
6,690	Kroger Co.	264,456
4,584	McCormick & Co., Inc. ^	315,929
7,768	Mondelez International, Inc. - Cl. A	274,210
5,378	Safeway, Inc.	175,161
9,996	Sysco Corp. ^	360,856
7,806	Tyson Foods, Inc. - Cl. A ^	261,189
3,728	Whole Foods Market, Inc.	215,590
		3,933,108
	FOREST PRODUCTS & PAPER - 0.3%
3,989	International Paper Co.	195,581
6,019	MeadWestvaco Corp.	222,282
		417,863
	GAS - 1.0%
7,992	AGL Resources, Inc.	377,462
4,051	National Fuel Gas Co. ^	289,241
11,161	NiSource, Inc.	366,974
4,024	Sempra Energy	361,194
		1,394,871

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	HAND/MACHINE TOOLS - 0.6%
3,578	Lincoln Electric Holdings, Inc.	$ 255,255
2,846	Snap-On, Inc.	311,694
3,067	Stanley Black & Decker, Inc.	247,476
		814,425
	HEALTHCARE PRODUCTS - 3.6%
4,493	Baxter International, Inc.	312,488
3,689	Becton Dickinson and Co.	407,598
6,951	CareFusion Corp. *	276,789
2,127	Cooper Cos., Inc.	263,408
6,942	DENTSPLY International, Inc. ^	336,548
1,834	Edwards Lifesciences Corp. *	120,604
3,707	Henry Schein, Inc. *	423,562
2,872	IDEXX Laboratories, Inc. * ^	305,495
355	Intuitive Surgical, Inc. *	136,348
2,931	Life Technologies Corp. *	222,170
5,729	Medtronic, Inc.	328,787
8,798	Patterson Cos., Inc. ^	362,478
4,264	ResMed, Inc. ^	200,749
4,812	St. Jude Medical, Inc.	298,103
5,050	Stryker Corp.	379,457
3,333	Varian Medical Systems, Inc. *	258,941
3,792	Zimmer Holdings, Inc.	353,376
		4,986,901
	HEALTHCARE SERVICES - 2.2%
3,566	Aetna, Inc.	244,592
3,340	Cigna Corp.	292,183
4,175	DaVita HealthCare Partners, Inc. *	264,570
4,971	HCA Holdings, Inc.	237,166
2,094	Humana, Inc.	216,143
3,950	Laboratory Corp. of America Holdings * ^	360,912
6,219	MEDNAX, Inc. * ^	331,970
4,830	Quest Diagnostics, Inc.	258,598
3,341	UnitedHealth Group, Inc.	251,577
3,069	Universal Health Services, Inc. - Cl. B	249,387
3,012	WellPoint, Inc.	278,279
		2,985,377
	HOME BUILDERS - 0.4%
6,307	DR Horton, Inc. ^	140,772
4,009	Lennar Corp. - Cl. A ^	158,596
7,489	PulteGroup, Inc. ^	152,551
4,231	Toll Brothers, Inc. *	156,547
		608,466
	HOME FURNISHINGS - 0.3%
2,453	Harman International Industries, Inc.	200,778
1,168	Whirlpool Corp.	183,212
		383,990
	HOUSEHOLD PRODUCTS - 1.3%
5,868	Avery Dennison Corp.	294,515
6,121	Church & Dwight Co., Inc.	405,700
4,584	Clorox Co. ^	425,212
3,202	Kimberly-Clark Corp.	334,481
2,743	Tupperware Brands Corp.	259,296
		1,719,204
	HOUSEWARES - 0.2%
10,453	Newell Rubbermaid, Inc.	338,782

	INSURANCE - 4.8%
4,210	Aflac, Inc. ^	281,228
6,529	Allstate Corp.	356,092
7,540	American Financial Group, Inc.	435,209
8,162	Arthur J Gallagher & Co.	383,043
9,406	Brown & Brown, Inc.	295,254
4,257	Chubb Corp. ^	411,354
7,163	Cinncinatti Financial Corp.	375,126
9,739	Fidelity National Financial, Inc. - Cl. A	316,031
11,929	Genworth Financial, Inc. - Cl. A *	185,257

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INSURANCE (Continued) - 4.8%
9,036	HCC Insurance Holdings, Inc.	$ 416,921
4,067	Lincoln National Corp.	209,939
706	Markel Corp. *	409,727
8,406	Marsh & McLennan Cos., Inc.	406,514
5,592	Principal Financial Group, Inc. ^	275,742
13,570	Progressive Corp.	370,054
4,909	Torchmark Corp. ^	383,638
3,980	Travelers Co., Inc. ^	360,349
7,439	Unum Group	260,960
8,798	WR Berkley Corp.	381,745
		6,514,183
	INTERNET - 1.8%
3,685	eBay, Inc. *	202,270
1,467	F5 Networks, Inc. *	133,292
320	Google, Inc. - Cl. A*	358,627
4,422	IAC/InterActiveCorp	303,747
476	LinkedIn Corp. - Cl. A *	103,211
260	Netflix, Inc. *	95,724
240	Priceline.com, Inc. *	278,976
1,760	Rackspace Hosting, Inc. * ^	68,869
9,748	Symantec Corp.	229,858
1,894	TripAdvisor, Inc. * ^	156,880
5,825	Verisign, Inc. * ^	348,219
6,259	Yahoo!, Inc. *	253,114
		2,532,787
	INVESTMENT COMPANIES - 0.3%
19,788	Ares Capital Corp.	351,633

	IRON/STEEL - 0.4%
4,912	Nucor Corp.	262,203
2,873	Reliance Steel & Aluminum Co.	217,888
		480,091
	LEISURE TIME - 0.6%
6,974	Carnival Corp. ^	280,146
3,543	Harley-Davidson, Inc.	245,317
1,961	Polaris Industries, Inc. ^	285,600
		811,063
	LODGING - 1.2%
5,311	Hyatt Hotels Corp. - Cl. A *	262,682
3,010	Las Vegas Sands Corp.	237,399
6,070	Marriott International, Inc. - Cl. A	299,615
3,238	Starwood Hotels & Resorts Worldwide, Inc.	257,259
3,697	Wyndham Worldwide Corp.	272,432
1,558	Wynn Resorts Ltd. ^	302,579
		1,631,966
	MACHINERY CONSTRUCTION & MINING - 0.4%
3,224	Caterpillar, Inc. ^	292,771
3,267	Joy Global, Inc. ^	191,087
		483,858
	MACHINERY DIVERSIFIED - 2.0%
3,727	AGCO Corp. ^	220,601
1,620	Cummins, Inc.	228,371
3,226	Deere & Co.	294,631
4,051	Flowserve Corp.	319,340
3,302	Graco, Inc.	257,952
2,877	Nordson Corp.	213,761
2,368	Rockwell Automation, Inc. ^	279,803
2,328	Roper Industries, Inc. ^	322,847
4,701	Wabtec Corp. ^	349,143
8,077	Xylem, Inc.	279,464
		2,765,913
	MEDIA - 2.8%
3,574	AMC Networks, Inc. - Cl. A *	243,425
3,772	CBS Corp. - Cl. B	240,427
5,704	Comcast Corp. - Cl. A	296,408

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MEDIA (Continued) - 2.8%
3,875	DIRECTV *	$ 267,724
3,369	Discovery Communications, Inc. - Cl. A * ^	304,625
2,504	FactSet Research Systems, Inc. ^	271,884
4,508	Gannett Co., Inc.	133,347
7,996	Neilson Holdings	366,936
3,716	Scripps Networks Interactive, Inc. - Cl. A	321,100
58,026	Sirius XM Radio, Inc. ^	202,511
1,824	Time Warner Cable, Inc.	247,152
4,535	Time Warner, Inc.	316,180
2,863	Viacom, Inc. - Cl. B	250,054
4,395	Walt Disney Co. ^	335,778
		3,797,551
	METAL FABRICATE / HARDWARE - 0.4%
1,090	Precision Castparts Corp.	293,537
3,449	Timken Co.	189,936
		483,473
	MINING - 0.3%
5,272	Freeport-McMoRan Copper & Gold, Inc.	198,965
6,081	Southern Copper Corp.	174,586
		373,551
	MISCELLANEOUS MANUFACTURING - 2.8%
3,308	3M Co.	463,947
4,099	Carlisle Cos., Inc.	325,461
3,789	Colfax Corp. *	241,321
4,493	Danaher Corp.	346,860
7,615	Donaldson Co., Inc.	330,948
2,998	Dover Corp. ^	289,427
12,400	General Electric Co.	347,572
4,108	Illinois Tool Works, Inc.	345,401
8,379	Leggett & Platt, Inc. ^	259,246
3,844	Pall Corp.	328,085
2,380	Parker Hannifin Corp.	306,163
5,956	SPX Corp.	218,943
		3,803,374
	OFFICE & BUSINESS EQUIPMENT - 0.2%
20,408	Xerox Corp.	248,365

	OIL & GAS - 4.3%
2,532	Apache Corp.	217,600
4,563	Cabot Oil & Gas Corp.	176,862
2,985	Chevron Corp.	372,856
1,928	Cimarex Energy Co.	202,266
1,702	Concho Resources, Inc. * ^	183,816
4,444	ConocoPhillips	313,969
1,773	Continental Resources, Inc. * ^	199,498
11,391	Denbury Resources, Inc. *	187,154
4,034	Diamond Offshore Drilling, Inc.	229,615
2,617	Energen Corp.	185,153
2,297	EQT Corp.	206,225
4,391	Exxon Mobil, Inc.	444,369
2,185	Gulfport Energy Corp. *	137,983
2,953	Helmerich & Payne, Inc.	248,288
2,526	Hess Corp.	209,658
3,711	HollyFrontier Corp.	184,400
5,341	Marathon Oil Corp.	188,537
2,288	Marathon Petroleum Corp.	209,878
4,048	Murphy Oil Corp. ^	262,634
3,565	Noble Energy, Inc.	242,812
2,986	Occidental Petroleum Corp.	283,969
2,881	Phillips 66	222,212
5,759	Rowan Cos. PLC - Cl. A *	203,638
2,972	Tesoro Corp.	173,862
4,196	Valero Energy Corp.	211,478
3,196	Whiting Petroleum Corp. *	197,737
		5,896,469

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	OIL & GAS SERVICE - 1.4%
4,784	Baker Hughes, Inc.	$ 264,364
3,225	Cameron International Corp. * ^	191,984
2,927	Dresser-Rand Group, Inc. *	174,537
2,005	Dril-Quip, Inc. *	220,410
3,638	FMC Technologies, Inc. *	189,940
2,957	National Oilwell Varco, Inc.	235,170
2,475	Oceaneering International, Inc.	195,228
1,712	Oil States International, Inc. *	174,145
2,653	Schlumberger Ltd.	239,062
		1,884,840
	PACKAGING & CONTAINERS - 1.0%
6,768	Ball Corp.	349,635
8,584	Bemis Co., Inc. ^	351,601
6,955	Crown Holdings, Inc. *	309,984
4,829	Packaging Corp. of America	305,579
1,547	Rock Tenn Co. - Cl. A	162,450
		1,479,249
	PHARMACEUTICALS - 3.0%
1,911	Allergan, Inc.	212,274
5,263	AmerisourceBergen Corp.	370,042
5,709	Eli Lilly & Co.	291,159
4,367	Express Scripts Holding Co. *	306,738
4,512	Johnson & Johnson	413,254
2,332	McKesson Corp.	376,385
2,324	Mead Johnson Nutrition Co.	194,658
6,143	Merck & Co., Inc.	307,457
7,057	Mylan, Inc. * ^	306,274
5,694	Omnicare, Inc.	343,690
2,061	Perrigo Co. ^	316,281
10,648	Pfizer, Inc.	326,148
1,414	Questcor Pharmaceuticals, Inc. ^	76,992
3,371	Salix Pharmaceuticals Ltd. * ^	303,188
		4,144,540
	PIPELINES - 0.5%
2,891	ONEOK, Inc.	179,762
8,052	Spectra Energy Corp.	286,812
6,997	Williams Cos., Inc.	269,874
		736,448
	REAL ESTATE - 0.2%
8,750	CBRE Group, Inc. - Cl. A *
		230,125
	RETAIL - 8.6%
3,478	Advance Auto Parts, Inc.	384,945
3,963	AutoNation, Inc. *	196,921
677	AutoZone, Inc.* ^	323,565
3,766	Bed Bath & Beyond, Inc. *	302,410
10,736	Burger King Worldwide, Inc.	245,425
2,202	Cabela's, Inc. * ^	146,785
4,360	CarMax, Inc. * ^	205,007
452	Chipotle Mexican Grill, Inc. * ^	240,817
2,943	Coach, Inc.	165,191
3,081	Costco Wholesale Corp.	366,670
5,130	CVS Caremark Corp.	367,154
6,003	Darden Restaurants, Inc.	326,383
4,084	Dick's Sporting Goods, Inc.	237,280
3,434	Dollar General Corp. *	207,139
3,938	Dollar Tree, Inc. *	222,182
5,888	Dunkin' Brands Group, Inc.	283,802
2,747	Family Dollar Stores, Inc.	178,473
6,319	Foot Locker, Inc.	261,859
5,398	Gap, Inc.	210,954
3,091	GNC Holdings, Inc. - Cl. A	180,669
3,705	Home Depot, Inc.	305,070
4,930	Kohl's Corp. ^	279,778
3,641	L Brands, Inc.	225,196
4,883	Lowe's Cos., Inc.	241,953

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	RETAIL (Continued) - 8.6%
5,585	Macy's, Inc.	$ 298,239
4,156	McDonald's Corp.	403,257
3,009	MSC Industrial Direct Co., Inc. - Cl. A	243,338
4,733	Nordstrom, Inc. ^	292,499
1,305	Nu Skin Enterprises, Inc.	180,377
2,178	O'Reilly Automotive, Inc. *	280,330
1,503	Panera Bread Co. - Cl. A *	265,565
3,106	PetSmart, Inc. ^	225,962
3,067	Ross Stores, Inc.	229,810
8,195	Sally Beauty Holdings, Inc. *	247,735
3,432	Starbucks Corp.	269,034
5,034	Target Corp.	318,501
2,937	Tiffany & Co.	272,495
5,535	TJX Cos., Inc.	352,746
3,454	Tractor Supply Co.	267,961
1,331	Ulta Salon Cosmetics & Fragrance, Inc. *	128,468
5,392	Urban Outfitters, Inc. *	200,043
5,543	Wal-Mart Stores, Inc.	436,179
4,352	Walgreen Co.	249,979
3,709	Williams-Sonoma, Inc. ^	216,161
3,286	Yum! Brands, Inc.	248,454
		11,732,761
	SAVINGS & LOANS - 0.7%
32,632	Hudson City Bancorp, Inc.	307,720
19,858	New York Community Bancorp, Inc. ^	334,607
23,719	People's United Financial, Inc. ^	358,631
		1,000,958
	SEMICONDUCTORS - 2.3%
5,630	Altera Corp.	183,144
5,483	Analog Devices, Inc.	279,249
1,646	Cree, Inc. *	102,990
10,656	Intel Corp. ^	276,630
3,271	KLA-Tencor Corp.	210,849
3,856	Lam Research Corp. *	209,959
6,732	Linear Technology Corp. ^	306,643
22,416	LSI Corp.	247,024
7,294	Maxim Integrated Products, Inc.	203,576
15,298	NVIDIA Corp. ^	245,074
3,994	QUALCOMM, Inc.	296,555
5,373	Skyworks Solutions, Inc. * ^	153,453
6,386	Texas Instruments, Inc.	280,409
5,141	Xilinx, Inc.	236,075
		3,231,630
	SOFTWARE - 2.8%
9,394	Activision Blizzard, Inc.	167,495
5,675	Adobe Systems, Inc. *	339,819
2,856	Akamai Technologies, Inc. *	134,746
2,376	ANSYS, Inc. *	207,187
4,980	Autodesk, Inc. *	250,643
9,504	CA, Inc.	319,810
4,899	Cerner Corp. *	273,070
2,681	Citrix Systems, Inc. *	169,573
6,206	Fidelity National Information Services, Inc.	333,138
6,137	Fiserv, Inc. *	362,390
7,157	MSCI, Inc. *	312,904
6,298	Oracle Corp.	240,961
8,510	Paychex, Inc. ^	387,460
3,810	Red Hat, Inc. *	213,512
1,284	VMware, Inc. - Cl. A * ^	115,188
		3,827,896
	TELECOMMUNICATIONS - 1.5%
11,703	Amdocs Ltd.	482,632
4,499	CenturyLink, Inc.	143,293
8,718	Cisco Systems, Inc.	195,719
16,667	Corning, Inc.	297,006
7,721	Juniper Networks, Inc. * ^	174,263

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares			Value
	TELECOMMUNICATIONS (Continued) - 1.5%
4,352	Motorola Solutions, Inc.		$ 293,760
9,504	TW Telecom, Inc. *		289,587
23,287	Windstream Holdings, Inc. ^		185,830
			2,062,090
	TEXTILES - 0.1%
1,364	Mohawk Industries, Inc. * ^		203,100

	TOYS & GAMES - 0.2%
6,779	Mattel, Inc. ^		322,545

	TRANSPORTATION - 1.7%
3,630	CH Robinson Worldwide, Inc. ^		211,774
9,558	CSX Corp.		274,984
5,265	Expeditors International of Washington, Inc.		232,976
2,118	FedEx Corp.		304,505
3,240	JB Hunt Transport Services, Inc. ^		250,452
1,809	Kansas City Southern		224,008
2,924	Kirby Corp. *		290,207
3,324	Norfolk Southern Corp. ^		308,567
1,779	Union Pacific Corp.		298,872
			2,396,345
	WATER - 0.4%
8,419	American Water Works Co., Inc.		355,787
11,481	Aqua America, Inc. ^		270,837
			626,624

	TOTAL COMMON STOCK (Cost - $123,018,632)		135,699,284

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUND - 2.9%
3,960,932	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		3,960,932
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,960,932)

	COLLATERAL FOR SECURITIES LOANED - 19.9%
27,286,782	Mount Vernon Securities Lending Prime Portfolio		27,286,782
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $27,286,782)

	TOTAL INVESTMENTS - 121.8% (Cost - $154,266,346) (a)		$ 166,946,998
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.8) %		(29,924,580)
	NET ASSETS - 100.0%		$ 137,022,418

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $154,269,002 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 13,477,733
	Unrealized depreciation		(799,737)
	Net unrealized appreciation		$ 12,677,996

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
9	S&P E-Mini Future, March 2014	$ 828,563	$ 750
	TOTAL LONG FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Par Value			Value
	BONDS & NOTES - 1.8%
	BANKS - 1.8%
$ 500,000	Morgan Stanley, 2.875%, 1/24/14		$ 500,648
	TOTAL BONDS & NOTES (Cost - $500,550)

	SHORT-TERM INVESTMENTS - 91.2%
	CERTIFICATES OF DEPOSIT - 4.0%
250,000	Corpabanca NY, 1.95% 1/2/14		250,000
800,000	Itau Unibanco NY, 1.26%, 9/12/14		800,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,050,000)		1,050,000

	COMMERCIAL PAPER - 4.4%
1,200,000	Arafin, 1/2/14		1,199,984
	TOTAL COMMERCIAL PAPER (Cost - $1,199,984)

Shares	MONEY MARKET FUND - 82.8%
22,502,783	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		22,502,783
	(Cost - $22,502,783)
	TOTAL SHORT TERM INVESTMENTS (Cost - $24,752,767)		24,752,767

	TOTAL INVESTMENTS - 93.0% (Cost - $25,253,317) (a)		$ 25,253,415
	OTHER ASSETS LESS LIABILITIES - 7.0%		1,914,545
	NET ASSETS - 100.0%		$ 27,167,960

* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,253,317 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 98
	Unrealized depreciation		-
	Net unrealized appreciation		$ 98

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 2.1%
	Equity Futures - 2.1%
3	DAX Index, Mar 2014	$ 993,463	$ 45,364
32	DJIA Index Future Mini, Mar 2014	2,639,040	114,560
17	Emerging Market Future, Mar 2014	864,280	28,730
7	FTSE 100 Index, Mar 2014	776,234	35,142
5	Hang Seng Index Future, Jan 2014	752,318	1,935
19	MSCI Taiwan Index, Jan 2014	576,080	6,840
26	Nasdaq 100 E-Mini, Mar 2014	1,863,550	61,282
7	Nikkei 225, Mar 2014	541,370	21,149
13	Russell Mini Future, Mar 2014	1,509,820	82,095
23	S&P E-Mini Future, Mar 2014	2,117,438	76,763
7	S&P/TSX 60 IX Future, Mar 2014	1,029,144	40,038
7	SPI 200, Mar 2014	832,746	42,436
	TOTAL LONG FUTURES CONTRACTS	$ 14,495,481	$ 556,334

	SHORT FUTURES CONTRACTS - 0.3%
	Equity Futures - 0.3%
232	CBOE VIX Future, Jan 2014	3,236,400	81,200
	TOTAL SHORT FUTURES CONTRACTS	$ 3,236,400	$ 81,200

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 97.3%
	AEROSPACE/DEFENSE - 1.1%
2,852	Elbit Systems Ltd.	$ 172,353
2,091	European Aeronautic Defence and Space Co. NV	160,788
23,000	IHI Corp.	99,362
1,262	MTU Aero Engines Holding AG	124,132
6,668	Saab AB	178,904
		735,539
	AGRICULTURE - 0.9%
3,338	British American Tobacco PLC	178,955
69,533	First Resources Ltd.	116,751
248,656	Golden Agri-Resources Ltd.	107,332
2,687	Japan Tobacco, Inc.	87,444
2,914	Swedish Match AB	93,684
		584,166
	AIRLINES - 0.5%
1,800	Japan Airlines Co. Ltd.	88,895
26,000	Singapore Airlines Ltd.	214,367
		303,262
	APPAREL - 0.9%
3,022	Gerry Weber International AG	128,513
1,215	Hugo Boss AG	173,262
1,250	Michael Kors Holdings Ltd. *	101,488
8,790	Prada SpA	78,222
34,106	Yue Yuen Industrial Holdings Ltd.	113,926
		595,411
	AUTO MANUFACTURERS - 2.0%
1,384	Bayerische Motoren Werke AG	162,504
5,451	Daihatsu Motor Co. Ltd.	92,432
1,707	Daimler AG	147,935
3,265	Fuji Heavy Industries Ltd.	93,672
4,805	Hino Motors Ltd.	75,534
3,243	Honda Motor Co. Ltd.	133,621
13,131	Isuzu Motors Ltd.	81,717
11,049	Nissan Motor Co. Ltd.	92,942
6,345	Scania AB - Cl. B	124,249
3,905	Suzuki Motor Corp.	105,085
1,687	Toyota Motor Corp.	103,060
536	Volkswagen AG	145,411
		1,358,162
	AUTO PARTS & EQUIPMENT - 2.5%
2,426	Aisin Seiki Co. Ltd.	98,573
1,691	Autoliv, Inc. ^	155,234
4,431	Brembo SpA	119,537
2,758	Bridgestone Corp.	104,452
790	Continental AG	173,501
2,139	Delphi Automotive PLC	128,618
1,686	Denso Corp.	89,041
2,233	ElringKlinger AG	90,976
5,400	JTEKT Corp.	91,978
2,594	Nokian Renkaat OYJ	124,626
2,234	NORMA Group AG	111,070
8,888	Pirelli & C. SpA	154,053
6,392	Sumitomo Electric Industries Ltd.	106,685
2,081	Toyota Industries Corp.	93,961
		1,642,305
	BANKS - 6.4%
3,572	Aareal Bank AG *	141,665
39,000	Aozora Bank Ltd.	110,591
4,974	Banca Generali SpA	154,265
12,083	Banco Bilbao Vizcaya Argentaria SA	148,966
62,189	Banco BPI SA *	104,192
17,115	Banco Santander SA	153,418
25,447	Bank Hapoalim BM *	142,635
18,968	Bank of Yokohama Ltd.	105,769
1,706	BNP Paribas SA	133,157
24,517	CaixaBank	127,957

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	BANKS (Continued) - 6.4%
12,913	Chiba Bank Ltd.	$ 87,119
4,172	Credit Suisse Group AG	127,947
5,532	Danske Bank A/S *	127,100
13,533	DBS Group Holdings Ltd.	183,284
7,252	DNB ASA	129,634
15,101	HSBC Holdings PLC	165,618
61,743	Israel Discount Bank Ltd. - Cl. A*	117,917
15,784	Mitsubishi UFJ Financial Group, Inc.	104,235
10,958	Mizrahi Tefahot Bank Ltd. *	143,496
52,152	Mizuho Financial Group, Inc.	113,147
18,436	Natixis	108,564
10,866	Nordea Bank AB	146,445
21,089	Oversea-Chinese Banking Corp. Ltd.	170,369
7,069	Pohjola Bank PLC - Cl. A	142,394
20,931	Resona Holdings, Inc.	106,756
31,000	Shinsei Bank Ltd.	75,811
8,427	Shizuoka Bank Ltd.	89,971
12,281	Skandinaviska Enskilda Banken AB - Cl. A	161,982
2,194	Sumitomo Mitsui Financial Group, Inc.	113,155
18,084	Sumitomo Mitsui Trust Holdings, Inc.	95,333
3,149	Svenska Handelsbanken AB - Cl. A	154,773
4,905	Swedbank AB - Cl. A	138,087
10,367	United Overseas Bank Ltd.	174,398
		4,300,150
	BEVERAGES - 0.9%
1,137	Anheuser-Busch InBev NV	121,032
1,230	Carlsberg A/S	136,301
1,909	Heineken NV	129,091
7,000	Kirin Holdings Co. Ltd.	100,780
1,076	Royal UNIBREW	146,063
		633,267
	BUILDING MATERIALS - 0.8%
1,570	Caesarstone Sdot-Yam Ltd.	77,982
540	Geberit AG	164,271
1,989	Imerys SA	173,223
844	Rockwool International A/S	149,487
		564,963
	CHEMICALS - 3.4%
14,578	Asahi Kasei Corp.	114,305
1,481	BASF SE	158,120
894	Brenntag AG	165,979
7,896	Clariant AG	144,831
11,454	Israel Chemicals Ltd.	95,494
2,999	K+S AG	92,454
2,130	Koninklijke DSM NV	167,748
1,677	Lanxess AG	112,005
1,948	Lenzing AG	110,928
883	Linde AG	184,984
1,496	LyondellBasell Industries NV	120,099
1,765	Nitto Denko Corp.	74,486
3,956	Novozymes A/S - Cl. B	167,241
1,598	Shin-Etsu Chemical Co. Ltd.	93,365
859	Solvay SA	136,106
3,603	Symrise AG	166,301
3,314	Yara International ASA	142,504
		2,246,950
	COMMERCIAL SERVICES - 2.9%
8,215	Abertis Infraestructuras SA	182,796
2,033	Adecco SA *	161,415
10,347	Ashtead Group PLC	130,200
6,880	Atlantia SpA	154,607
64,961	Ezion Holdings Ltd.	114,219
6,257	Hamburger Hafen und Logistik AG	153,279
4,205	Intrum Justitia AB	117,727
6,037	Loomis AB - Cl. B	143,195
22,024	Prosegur Cia de Seguridad SA	151,116

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	COMMERCIAL SERVICES (Continued) - 2.9%
1,700	Secom Co. Ltd.	$ 102,560
12,284	Securitas AB - Cl. B	130,591
43,785	SIA Engineering Co. Ltd.	175,473
14,000	Toppan Printing Co. Ltd.	112,037
3,241	Wirecard AG	128,225
		1,957,440
	COMPUTERS - 1.0%
1,824	Accenture PLC - Cl. A ^	149,969
6,941	Indra Sistemas SA	116,242
2,700	Nomura Research Institute Ltd.	85,170
2,200	NTT Data Corp.	81,016
2,499	Seagate Technology PLC ^	140,344
1,700	Wincor Nixdorf AG	117,980
		690,721
	COSMETICS - 0.6%
1,893	Beiersdorf AG	192,066
3,493	Kao Corp.	110,018
2,000	Unicharm Corp.	114,188
		416,272
	DISTRIBUTION/WHOLESALE - 1.4%
54,493	Digital China Holdings Ltd.	64,236
9,712	ITOCHU Corp.	120,048
4,571	Jardine Cycle & Carriage Ltd.	130,150
16,508	Marubeni Corp.	118,756
7,368	Mitsubishi Corp.	141,415
9,454	Mitsui & Co. Ltd.	131,793
9,193	Sumitomo Corp.	115,558
3,858	Toyota Tsusho Corp.	95,560
		917,516
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
8,331	AerCap Holdings NV *	319,494
5,341	Azimut Holding SpA	145,926
4,558	Bolsas y Mercados Espanoles SA	173,705
70,102	COSCO Pacific Ltd.	96,197
9,000	Daiwa Securities Group, Inc.	89,923
2,183	Deutsche Boerse AG	181,066
8,510	Hong Kong Exchanges and Clearing Ltd.	141,912
12,569	Nomura Holdings, Inc.	96,758
5,540	ORIX Corp.	97,368
38,092	Singapore Exchange Ltd.	219,031
		1,561,380
	ELECTRIC - 1.6%
97,194	A2A SpA	113,894
34,899	EDP - Energias de Portugal SA	128,384
4,780	Endesa SA *	153,451
5,920	Fortum OYJ	135,644
18,680	Iberdrola SA	119,292
2,214	Red Electrica Corp. SA	147,947
35,875	Terna Rete Elettrica Nazionale SpA	179,525
4,775	Verbund AG	102,073
		1,080,210
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
16,699	Hitachi Ltd.	126,486
2,908	Legrand SA	160,506
1,684	Leoni AG	126,057
		413,049
	ELECTRONICS - 2.7%
1	Allegion PLC *	30
4,651	Axis Communications AB	161,898
2,398	Garmin Ltd. ^	110,836
800	Hirose Electric Co. Ltd.	114,036
6,402	Hoya Corp.	178,006
297	Keyence Corp.	127,177
1,580	Kyocera Corp.	78,932
1,200	Murata Manufacturing Co. Ltd.	106,651
2,700	Omron Corp.	119,341

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	ELECTRONICS (Continued) - 2.7%
37,168	Premier Farnell PLC	$ 136,678
5,448	Rexel SA	143,182
3,717	Sensata Technologies Holding NV *	144,108
2,806	TE Connectivity Ltd.	154,639
84,000	Truly International Holdings Ltd.	45,176
27,152	Venture Corp. Ltd.	165,157
9,153	WBL Corp. Ltd.	7
		1,785,854
	ENERGY-ALTERNATE SOURCES - 0.2%
47,561	Enel Green Power SpA	119,985

	ENGINEERING & CONSTRUCTION - 4.2%
6,965	ABB Ltd. *	183,916
1,145	Acciona SA	65,888
3,370	AF AB - Cl. B	117,937
5,802	Aker Solutions ASA	103,619
5,278	Arcadis NV	186,309
1,424	Bilfinger SE	159,961
2,017	Chicago Bridge & Iron Co. NV	167,693
8,908	Ferrovial SA	172,626
3,536	Foster Wheeler AG *	116,759
2,246	Fraport AG Frankfurt Airport Services Worldwide	168,312
2,847	JGC Corp.	111,751
3,986	JM AB	112,525
3,646	Obrascon Huarte Lain SA	147,916
73,556	SATS Ltd.	188,172
52,635	SembCorp Industries Ltd.	228,866
46,185	Singapore Technologies Engineering Ltd.	144,854
8,054	Skanska AB - Cl. B	164,605
3,200	Tecnicas Reunidas SA	174,088
8,618	YIT OYJ	120,639
		2,836,436
	ENTERTAINMENT - 0.8%
3,611	Betsson AB *	114,576
101,242	Genting Singapore PLC	119,877
4,536	Gtech Spa	138,493
5,465	OPAP SA	72,812
688	Oriental Landing Co. Ltd.	99,315
		545,073
	FOOD - 3.4%
1,730	AarhusKarlshamn AB	110,592
2,708	Axfood AB	135,920
4,039	Chr Hansen Holdings	160,680
12,099	Distribuidora Internacional de Alimentacion SA	108,355
6,503	Ebro Foods SA	152,631
4,615	Jeronimo Martins SGPS SA	90,387
3,900	Kesko OYJ - Cl. B	144,008
7,651	Koninklijke Ahold NV	137,567
3,100	Nissin Foods Holdings Co. Ltd.	130,973
105,344	Olam International Ltd.	128,071
37,637	Parmalat SpA	128,396
2,444	Seven & I Holdings Co. Ltd.	97,211
3,814	Suedzucker AG	103,102
24,375	Super Group Ltd.	73,361
4,712	Unilever PLC	193,637
2,432	Viscofan SA	138,556
54,133	Wilmar International Ltd.	146,630
1,463	Yakult Honsha Co. Ltd.	73,923
		2,254,000
	FOREST PRODUCTS & PAPER - 0.9%
10,965	BillerudKorsnas AB	138,570
4,902	Holmen AB - Cl. B	178,336
4,554	Smurfit Kappa Group PLC	112,251
4,573	Svenska Cellulosa AB SCA	140,832
		569,989

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	GAS - 0.9%
5,197	Enagas SA	$ 136,012
5,316	Gas Natural SDG SA	136,929
24,237	Osaka Gas Co. Ltd.	95,251
29,333	Snam SpA	164,327
20,519	Tokyo Gas Co. Ltd.	101,140
		633,659
	HAND/MACHINE TOOLS - 1.3%
3,909	DMG MORI SEIKI AG	124,682
3,412	Konecranes OYJ	121,569
2,583	KUKA AG	121,179
1,223	Makita Corp.	64,240
10,421	Sandvik AB	147,012
1,203	Schindler Holding AG	177,636
433	SMC Corp.	109,187
		865,505
	HEALTHCARE PRODUCTS - 2.5%
3,562	Carl Zeiss Meditec AG	118,841
2,306	Coloplast A/S - Cl. B	152,896
2,696	Covidien PLC ^	183,598
3,022	DiaSorin SpA	141,941
7,364	Elekta AB	112,648
3,115	Getinge AB - Cl. B	106,590
2,813	Luxottica Group SpA	150,961
4,848	Nobel Biocare Holding AG *	75,784
14,188	Smith & Nephew PLC	202,258
39,611	Sorin SpA *	113,191
1,412	Sysmex Corp.	83,438
1,179	Tecan Group AG	139,884
1,693	Terumo Corp.	81,678
		1,663,708
	HEALTHCARE SERVICES - 0.9%
2,239	Fresenius Medical Care AG & Co. KGaA	159,582
1,344	Fresenius SE & Co. KGaA	206,657
3,468	ICON PLC *	140,142
4,408	Rhoen Klinikum AG	129,089
		635,470
	HOLDING COMPANIES-DIVERSIFIED - 0.8%
3,185	GEA Group AG	151,835
25,833	Keppel Corp. Ltd.	228,949
216,266	Noble Group Ltd.	183,276
		564,060
	HOME BUILDERS - 0.5%
5,000	Daiwa House Industry Co. Ltd.	96,822
9,000	Sekisui Chemical Co. Ltd.	110,477
7,597	Sekisui House Ltd.	106,267
		313,566
	HOME FURNISHINGS - 0.5%
6,921	De'Longhi SpA	113,189
4,805	Electrolux AB - Cl. B	125,930
300	Rational AG	99,412
		338,531
	HOUSEHOLD PRODUCTS - 0.8%
100,388	OSIM International Ltd.	182,871
2,294	Reckitt Benckiser Group PLC	182,047
1,045	Societe BIC SA	128,229
1,001	SodaStream International Ltd. * ^	49,690
		542,837
	INSURANCE - 6.2%
2,171	ACE Ltd.	224,764
16,723	Aegon NV	158,107
3,164	Ageas	134,922
965	Allianz SE	173,310
2,448	Aon PLC	205,363
1,402	Euler Hermes SA	193,361
9,254	Gjensidige Forsikring ASA	176,399
4,167	Grupo Catalana Occidente SA	149,388

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INSURANCE (Continued) - 6.2%
2,009	Hannover Rueckversicherung SE	$ 172,668
13,210	Lancashire Holdings Ltd.	177,380
28,270	Mapfre SA	121,253
13,270	Mediolanum SpA	115,185
768	Muenchener Rueckversicherungs AG	169,463
75,674	RSA Insurance Group PLC	114,518
3,837	Sampo - Cl. A	188,838
5,440	Sony Financial Holdings, Inc.	99,079
17,558	Storebrand ASA *	109,634
1,838	Swiss Re AG	169,600
6,500	T&D Holdings, Inc.	90,860
4,331	Talanx AG	146,824
3,000	Tokio Marine Holdings, Inc.	100,343
8,928	Topdanmark A/S *	235,464
2,074	Tryg A/S	200,907
2,783	Vienna Insurance Group AG	138,902
5,416	XL Group PLC	172,445
698	Zurich Insurance Group AG *	202,916
		4,141,893
	INTERNET - 0.5%
1,900	Trend Micro, Inc. *	66,533
15,600	Yahoo Japan Corp.	86,840
2,120	Yandex NV - Cl. A *	91,478
2,662	Yoox SpA *	119,567
		364,418
	INVESTMENT COMPANIES - 0.4%
332	Delek Group Ltd.	126,868
3,643	Exor SpA	145,109
		271,977
	IRON/STEEL - 0.2%
2,611	Voestalpine AG	125,658

	LEISURE TIME - 0.4%
3,698	Carnival PLC	153,131
1,040	Shimano, Inc.	89,363
		242,494
	LODGING - 1.1%
18,868	City Developments Ltd.	143,460
4,322	InterContinental Hotels Group PLC	144,049
10,680	Melia Hotels International SA	137,364
76,525	OUE Ltd.	151,523
15,200	Sands China Ltd.	124,188
		700,584
	MACHINERY CONSTRUCTION & MINING - 0.8%
4,610	Atlas Copco AB - Cl. A	127,846
4,476	Danieli & C Officine Meccaniche SpA	153,867
4,268	Komatsu Ltd.	86,790
8,266	Mitsubishi Electric Corp.	103,826
8,896	Outotec OYJ	93,275
		565,604
	MACHINERY DIVERSIFIED - 2.3%
1,859	Andritz AG	116,771
8,400	CNH Industrial NV *	95,887
1,436	Duerr AG	128,228
530	FANUC Corp.	97,083
1,985	FLSmidth & Co. A/S	108,553
3,970	Hexagon AB - Cl. B	125,535
24,000	Kawasaki Heavy Industries Ltd.	100,714
2,947	Kone OYJ - Cl. B	133,180
5,105	Kubota Corp.	84,476
2,844	Metso OYJ	121,551
15,000	Mitsubishi Heavy Industries Ltd.	92,920
882	Pfeiffer Vacuum Technology AG	120,222
9,721	Zardoya Otis SA	176,126
		1,501,246

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	MEDIA - 2.2%
1,849	Axel Springer AG	$ 118,971
12,536	British Sky Broadcasting Group PLC	175,179
1,112	Kabel Deutschland Holding AG	144,356
9,462	Mediaset Espana Comunicacion SA *	109,365
2,239	Modern Times Group AB	116,037
4,900	Nippon Television Holdings, Inc.	88,497
242,274	Phoenix Satellite Television Holdings Ltd.	88,114
2,287	ProSiebenSat.1 Media AG	113,437
54,212	Singapore Press Holdings Ltd.	176,900
7,166	Wolters Kluwer NV	204,822
19,308	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	143,654
		1,479,332
	METAL FABRICATE - 0.7%
2,901	Assa Abloy AB - Cl. B	153,323
7,000	NSK Ltd.	87,125
4,897	SKF AB - Cl. B	128,494
1,757	Vallourec	95,863
		464,805
	MINING - 0.2%
22,000	Mitsubishi Materials Corp.	81,226
6,225	Sumitomo Metal Mining Co. Ltd.	81,566
		162,792
	MISCELLANEOUS MANUFACTURING - 2.2%
6,240	Alfa Laval AB	160,142
1,799	Eaton Corp. PLC	136,940
4,247	FUJIFILM Holdings Corp.	120,471
1,591	Hexpol AB	119,276
2,618	Ingersoll-Rand PLC	161,269
10,185	Invensys PLC	85,750
4,600	Nikon Corp.	87,938
3,985	RHI AG	123,839
1,366	Siemens AG	186,871
6,803	Trelleborg AB - Cl. B	135,334
3,197	Wartsila OYJ Abp	157,561
		1,475,391
	OFFICE & BUSINESS EQUIPMENT - 0.3%
3,916	Canon, Inc.	124,087
7,000	Ricoh Co. Ltd.	74,470
		198,557
	OIL & GAS - 2.3%
42,791	Afren PLC *	119,877
29,364	Aurora Oil & Gas Ltd. *	79,350
8,251	BG Group PLC	177,254
6,115	Eni SpA	147,358
2,157	Ensco PLC	123,337
1,742	Fuchs Petrolub SE	147,656
9,300	Inpex Corp.	119,292
2,549	Noble Corp. PLC	95,511
2,051	OMV AG	98,312
5,096	Repsol SA	128,630
6,757	Statoil ASA	163,645
2,745	Total SA	168,415
		1,568,637
	OIL & GAS SERVICES - 1.1%
4,386	CGG SA *	76,021
646	Core Laboratories NV	123,354
2,666	Fred Olsen Energy ASA	108,446
9,144	Petroleum Geo-Services ASA	107,639
889	Schoeller-Bleckmann Oilfield Equipment AG	98,969
1,181	Technip SA	113,675
3,963	TGS Nopec Geophysical Co. ASA	104,989
		733,093
	PACKAGING & CONTAINERS - 0.5%
2,109	Gerresheimer AG	147,701
6,699	Huhtamaki OYJ	172,137
		319,838

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	PHARMACEUTICALS - 5.2%
2,204	Actelion Ltd.	$ 186,765
3,823	AstraZeneca PLC	226,257
1,105	Bayer AG	155,216
4,075	Chugai Pharmaceutical Co. Ltd.	90,155
6,400	Daiichi Sankyo Co. Ltd.	117,111
2,669	Eisai Co. Ltd.	103,494
8,236	GlaxoSmithKline PLC	219,750
3,147	Grifols SA	150,739
1,671	Hisamitsu Pharmaceutical Co., Inc.	84,273
1,380	Jazz Pharmaceuticals PLC *	174,653
9,559	Kyowa Hakko Kirin Co. Ltd.	105,423
10,211	Meda AB - Cl. A	129,597
7,354	Mitsubishi Tanabe Pharma Corp.	102,588
2,306	Novartis AG	184,646
694	Novo Nordisk A/S	127,405
1,706	Ono Pharmaceutical Co. Ltd.	149,512
4,743	Orion OYJ - Cl. B	133,443
4,024	Otsuka Holdings Co. Ltd.	116,405
13,174	Recordati SpA	189,861
1,142	Sanofi	121,344
3,854	Shionogi & Co. Ltd.	83,615
3,907	Shire PLC	184,491
126,632	Sino Biopharmaceutical	100,441
2,558	Stada Arzneimittel AG	126,244
1,382	Taisho Pharmaceutical Holdings Co. Ltd.	95,079
		3,458,507
	REAL ESTATE - 5.4%
3,000	Aeon Mall Co. Ltd.	84,099
4,552	Azrieli Group	151,384
59,151	CapitaLand Ltd.	141,951
95,400	CapitaMalls Asia Ltd.	148,094
10,817	Castellum AB	168,414
1,074	Daito Trust Construction Co. Ltd.	100,461
4,175	Deutsche Euroshop AG	183,067
19,172	Deutsche Wohnen AG	370,737
16,978	Fastighets AB Balder - Cl. B *	174,288
11,260	Gazit-Globe Ltd.	151,442
55,074	Global Logistic Properties Ltd.	126,060
11,929	Hufvudstaden AB - Cl. A	159,844
3,800	Hulic Co. Ltd.	56,192
49,291	Keppel Land Ltd.	130,391
3,734	Lundbergforetagen AB - Cl. B	158,378
2,773	Mitsubishi Estate Co. Ltd.	82,987
2,772	Mitsui Fudosan Co. Ltd.	99,838
2,185	PSP Swiss Property AG	185,524
120,000	Sinarmas Land Ltd.	45,620
27,974	Sponda OYJ	131,816
1,564	Sumitomo Realty & Development Co. Ltd.	77,835
12,673	TAG Immobilien AG	153,306
5,000	Tokyu Fudosan Holdings Corp. *	47,102
25,221	UOL Group Ltd.	123,648
10,143	Wallenstam AB - Cl. B	153,424
71,009	Wing Tai Holdings Ltd.	110,512
128,816	Yanlord Land Group Ltd.	124,980
		3,641,394
	RETAIL - 1.8%
7,516	Aeon Co. Ltd.	101,916
952	Dufry AG	167,660
1,538	Fielmann AG	180,183
3,631	Hennes & Mauritz AB - Cl. B	167,281
763	Inditex SA	125,941
1,469	Lawson, Inc.	110,011
1,000	Nitori Holdings Co. Ltd.	94,871
2,340	Pandora A/S	127,059
3,584	Salvatore Ferragamo Spa	136,537
		1,211,459

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	SEMICONDUCTORS - 0.9%
6,859	ARM Holdings PLC	$ 124,807
1,460	ASML Holding NV	136,868
2,687	Avago Technologies Ltd.	142,115
2,961	Dialog Semiconductor PLC *	63,786
10,818	Infineon Technologies AG	115,663
		583,239
	SHIPBUILDING - 0.5%
256,598	Cosco Corp. Singapore Ltd.	153,439
54,074	SembCorp Marine Ltd.	190,582
		344,021
	SOFTWARE - 2.1%
5,868	Amadeus IT Holding SA - Cl. A	251,482
2,730	AVG Technologies NV *	46,983
2,349	Check Point Software Technologies Ltd. *	151,557
1,544	Dassault Systemes SA	191,948
3,000	GungHo Online Entertainment, Inc. *	21,553
4,325	InterXion Holding NV *	102,113
9,662	Opera Software ASA	132,043
2,844	Oracle Corp. Japan	104,055
1,725	SAP AG	148,092
4,062	SimCorp A/S	160,169
2,982	Software AG	104,358
		1,414,353
	TELECOMMUNICATIONS - 5.3%
4,323	Belgacom SA	128,089
51,028	Bezeq The Israeli Telecommunication Corp. Ltd.	86,542
19,125	BT Group PLC	120,138
66,000	China Unicom Hong Kong Ltd.	98,740
5,020	Elisa OYJ	133,213
4,383	Freenet AG	131,527
5,088	GN Store Nord A/S	125,168
11,673	Jazztel PLC *	125,110
1,767	KDDI Corp.	108,788
46,708	M1 Ltd.	120,969
3,281	NICE Systems Ltd.	134,455
2,006	Nippon Telegraph & Telephone Corp.	108,040
8,200	NTT DOCOMO, Inc.	134,599
12,834	Partner Communications Co. Ltd. *	118,354
23,499	Portugal Telecom SGPS SA	102,311
46,169	Singapore Telecommunications Ltd.	133,834
1,075	Softbank Corp.	94,110
38,700	Spirent Communications PLC	66,510
45,106	StarHub Ltd.	153,259
396	Swisscom AG	209,713
17,117	TDC A/S	166,286
5,481	Tele2 AB - Cl. B	62,105
70,191	Telecom Corp. of New Zealand Ltd.	133,218
9,346	Telefonica SA *	152,398
2,570	Telenet Group Holding	153,589
5,908	Telenor ASA	140,748
18,687	TeliaSonera AB	155,645
2,808	Ziggo NV	128,446
		3,525,904
	TEXTILES - 0.2%
15,838	Toray Industries, Inc.	109,716

	TOYS/GAMES/HOBBIES - 0.1%
1,500	Sanrio Co. Ltd.	63,160

	TRANSPORTATION - 4.2%
13,989	Ansaldo STS SpA	151,301
14	AP Moeller - Maersk A/S	152,165
2,626	Cargotec Oyj - Cl. B	98,014
788	Central Japan Railway Co.	92,829
86,790	ComfortDelGro Corp. Ltd.	138,166
255	Construcciones y Auxiliar de Ferrocarriles SA	135,020

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares			Value
	TRANSPORTATION (Continued) - 4.2%
7,282	Costamare, Inc.		$ 133,042
5,094	Deutsche Post AG		185,991
5,965	DSV A/S		195,877
22,000	Hankyu Hanshin Holdings, Inc.		118,698
11,000	Keikyu Corp.		90,751
31,195	Kintetsu Corp.		109,534
1,159	Kuehne + Nagel International AG		152,630
23,000	Nippon Express Co. Ltd.		111,400
3,446	Oesterreichische Post AG		165,132
7,127	Ship Finance International Ltd.		116,740
185,463	Singapore Post Ltd.		194,629
25,273	Tobu Railway Co. Ltd.		122,649
14,949	Tokyu Corp.		96,872
3,000	West Japan Railway Co.		130,174
4,200	Yamato Holdings Co. Ltd.		84,969
			2,776,583

	TOTAL COMMON STOCK (Cost - $59,847,712)		65,114,091

	SHORT-TERM INVESTMENTS - 11.0%
	MONEY MARKET FUND - 11.0%
7,329,525	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		7,329,525
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,329,525)

	COLLATERAL FOR SECURITIES LOANED - 1.1%
765,011	Mount Vernon Securities Lending Prime Portfolio		765,011
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $765,011)

	TOTAL INVESTMENTS - 109.4% (Cost- $67,942,248) (a)		$ 73,208,627
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4) %		(6,290,947)
	NET ASSETS - 100.0%		$ 66,917,680

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,971,141 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 6,330,861
	Unrealized depreciation		(1,093,375)
	Net unrealized appreciation		$ 5,237,486

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
17	MSCI EAFE Index Mini, March 2014	$ 1,630,130	$ 74,165
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	17.0%
	Germany	11.6%
	Singapore	8.1%
	Sweden	8.0%
	Spain	6.0%
	Britain	5.1%
	Italy	4.6%
	Switzerland	4.5%
	Denmark	3.6%
	Netherlands	3.0%
	Other Countries	28.5%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Par Value			Value
	BONDS & NOTES - 1.9%
	BANKS - 1.9%
$ 280,000	Corpbanca, 1.95%, 1/2/14		$ 280,000
	TOTAL BONDS & NOTES (Cost - $280,000)

	SHORT-TERM INVESTMENTS - 94.1%
Shares	MONEY MARKET FUND - 94.1%
13,846,004	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		13,846,004
	TOTAL SHORT-TERM INVESTMENTS - (Cost - $13,846,004)

	TOTAL INVESTMENTS - 96.0% (Cost - $14,126,004) (a)		$ 14,126,004
	OTHER ASSETS LESS LIABILITIES - 4.0%		587,475
	NET ASSETS - 100.0%		$ 14,713,479

* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,126,004

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - (0.1) %
	Commodity Futures - (0.1) %
14	Cocoa, Mar 2014	$ 379,260	$ 9,940
6	Coffee, Mar 2014	249,075	855
4	Copper Future, Mar 2014	339,650	12,900
11	Corn Future, Mar 2014	232,100	(6,600)
8	Cotton, Mar 2014	338,560	15,643
3	Crude Oil Future, Feb 2014	295,260	(60)
3	Gasoline RBOB, Feb 2014	351,023	10,471
2	Gold, Feb 2014	240,460	(11,900)
3	Heating Oil Futures, Feb 2014	386,215	5,846
14	Lean Hogs, Feb 2014	478,380	(25,579)
16	Live Cattle, Feb 2014	861,600	16,097
9	LME Aluminum, Mar 2014	403,819	(2,419)
9	LME Zinc Future, Mar 2014	463,050	24,750
8	Natural Gas Future, Feb 2014	338,400	(1,220)
2	Silver, Mar 2014	193,700	(9,750)
5	Soybean Future, Mar 2014	323,125	(7,813)
6	Soybean Meal, Mar 2014	250,200	(5,690)
19	Soybean Oil Future, Mar 2014	446,082	(14,681)
10	Wheat Future, Mar 2014	302,625	(17,614)
25	World Sugar #11, Mar 2014	459,480	(6,440)
	TOTAL LONG FUTURES CONTRACTS	$ 7,332,064	$ (13,264)

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	MUTUAL FUNDS - 4.7%
79,106	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 791,063
	TOTAL MUTUAL FUNDS (Cost - $791,063)

Par Value	BONDS & NOTES - 40.3%
	BANKS - 16.9%
$ 75,000	ABN AMRO Bank NV, 3.00%, 1/31/14	75,143
250,000	Bank of America Corp., 1.50%, 10/9/15	252,517
25,000	Capital One Financial Corp., 2.125%, 7/15/14	25,198
150,000	Capital One Financial Corp., 1.00%, 11/6/15	149,935
50,000	Citigroup, Inc., 6.375%, 8/12/14	51,681
400,000	Citigroup, Inc., 5.00%, 9/15/14	411,394
240,000	First Horizon National Corp., 5.375%, 12/15/15	257,979
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	52,113
250,000	ING Bank NV, 2.00%, 9/25/15	254,142
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17	227,164
500,000	Morgan Stanley, 4.20%, 11/20/14	515,900
55,000	Morgan Stanley, 6.00%, 4/28/15	58,577
50,000	Morgan Stanley, 4.00%, 7/24/15	52,207
100,000	Santander US Debt SAU, 3.724%, 1/20/15	101,993
350,000	Zions Bancorporation, 2.75%, 5/16/16	346,800
		2,832,743
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15	57,383
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15	51,593
200,000	General Electric Capital Corp., 5.375%, 10/20/16 ^	222,811
60,000	Harley-Davidson Funding, 5.75%, 12/15/14	62,662
50,000	Jefferies Group, Inc., 5.875%, 6/8/14	51,125
50,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14	51,298
		496,872
	GAS - 1.2%
200,000	Atmos Energy Corp. 4.95%, 10/15/14	206,277

	HOME FURNISHINGS - 1.0%
150,000	Whirlpool Corp., 6.5%, 6/15/16	167,341

	INSURANCE - 5.2%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15	276,390
100,000	CNA Financial Corp., 5.85%, 12/15/14	104,739
450,000	White Mountain Insurance Group, 6.375%, 3/20/17	487,747
		868,876
	MEDIA - 1.6%
250,000	Viacom, Inc., 2.50%, 12/15/16	258,547

	MINING - 0.3%
50,000	Anglo American Capital, 9.375%, 4/8/14	51,108

	OIL & GAS - 2.1%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16	189,850
140,000	Transocean, Inc., 5.05%, 12/15/16	154,654
		344,504
	PHARMACEUTICALS - 1.3%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17	223,798

	RETAIL - 1.7%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	292,373

	SAVINGS & LOANS - 2.5%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15	419,000

	TELECOMMMUNICATIONS- 2.0%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15	152,933
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14	15,319
140,000	Motorola Solutions Inc., 6.00%, 11/15/17	159,244
		327,496
	TRUCKING & LEASING - 1.5%
250,000	Penske Truck Leasing Co., 2.50%, 7/11/14	252,035

	TOTAL BONDS & NOTES (Cost- $6,776,659)	6,740,970

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Par Value			Value
	SHORT-TERM INVESTMENTS - 49.1%
	CERTIFICATES OF DEPOSIT - 7.3%
$ 400,000	Bank of New York, 1.15%, 4/4/14		$ 400,000
310,000	Corpbanca/NY, 1.95%, 1/2/14		310,000
500,000	Natixis/NY, 0.72%, 4/23/14		500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,210,000)		1,210,000

	COMMERCIAL PAPER - 30.7%
900,000	Arafin Corp., 1/2/14		899,987
300,000	Axafin Corp., 9/5/14		298,456
250,000	Bennington Stark Capital, 4/14/14		249,571
250,000	Bennington Stark Capital, 7/14/14		249,299
500,000	DCP Midstream LLC, 1/10/14		499,894
250,000	Entergy Corp., 2/18/14		249,717
500,000	Noble Corp., 1/8/14		499,951
500,000	Plains All American Pipeline, 1/13/14		499,933
500,000	Santander, 9/8/14		495,313
500,000	Talisman Energy, Inc., 1/27/14		499,729
700,000	Volvo Treasury North America LP, 3/7/14		699,533
	TOTAL COMMERCIAL PAPER ( Cost - $5,141,383)		5,141,383

Shares	MONEY MARKET FUND - 11.1%
1,859,109	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		1,859,109
	(Cost - $1,859,109)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,210,492)		8,210,492

	COLLATERAL FOR SECURITIES LOANED - 0.3%
53,991	Mount Vernon Securities Lending Prime Portfolio		53,991
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $53,991)

	TOTAL INVESTMENTS - 94.4% (Cost - $15,832,205) (a)		$ 15,796,516
	OTHER ASSETS LESS LIABILITIES - 5.6%		937,442
	NET ASSETS - 100.0%		$ 16,733,958

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
LLC - Limited liability company.
LP - Limited partnership.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,832,205 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 10,508
	Unrealized depreciation		(46,197)
	Net unrealized depreciation		$ (35,689)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.6) %
	Commodity Futures - (0.6) %
33	Cocoa, Mar 2014	$ 32,479	$ 20,220
15	Coffee, Mar 2014	6,247,688	16,988
9	Copper Future, Mar 2014	764,213	39,488
25	Corn Future, Mar 2014	3,386,250	(21,613)
17	Cotton, Mar 2014	3,587,000	56,178
8	Crude Oil Future, Feb 2014	677,120	3,500
7	Gasoline RBOB, Feb 2014	525,055	31,000
5	Gold, Feb 2014	601,150	(40,470)
7	Heating Oil Futures, Feb 2014	901,169	16,250
33	Lean Hogs, Feb 2014	1,127,610	(71,170)
36	Live Cattle, Feb 2014	1,938,600	5,510
20	LME Aluminum, Mar 2014	897,375	(10,125)
22	LME Zinc Future, Mar 2014	1,131,900	89,100
16	Natural Gas Future, Feb 2014	676,800	(6,070)
4	Silver, Mar 2014	387,400	(32,835)
11	Soybean Future, Mar 2014	710,875	(14,513)
14	Soybean Meal, Mar 2014	583,800	(9,550)
44	Soybean Oil Future, Mar 2014	1,033,032	(39,357)
24	Wheat Future, Mar 2014	726,300	(64,000)
57	World Sugar #11, Mar 2014	1,047,614	(74,245)
	TOTAL LONG FUTURES CONTRACTS	$ 26,983,428	$ (105,714)

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
SHORT FUTURES CONTRACTS - (0.0) %
Commodity Futures - (0.0) %
1	LME Zinc Future, Mar 2014	$ 51,450	$ (4,150)
TOTAL SHORT FUTURES CONTRACTS

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares			Value
	MUTUAL FUNDS - 4.2%
115,254	Compass EMP Ultra Short-Term Fixed Income Fund +		$ 1,152,537
	TOTAL MUTUAL FUNDS (Cost - $1,152,537)

Par Value	BONDS & NOTES - 0.4%
	ELECTRIC - 0.4%
$ 100,000	Exelon Generation Co. LLC., 5.35%, 1/15/14		100,158
	TOTAL BONDS & NOTES (Cost - $100,170)

	SHORT-TERM INVESTMENTS - 91.6%
	CERTIFICATES OF DEPOSIT - 3.3%
100,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02%, 3/5/14		100,000
800,000	Corpabanca/NY, 1.95%, 1/2/14		800,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $900,000)		900,000

	COMMERCIAL PAPER - 8.3%
1,300,000	Arafin, 1/2/14		1,299,981
1,000,000	Entergy Corp., 2/8/14		998,867
	TOTAL COMMERCIAL PAPER (Cost - $2,298,848)		2,298,848

Shares	MONEY MARKET FUND - 80.0%
22,010,377	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		22,010,377
	(Cost - $22,010,377)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,209,225)		25,209,225

	TOTAL INVESTMENTS - 96.2% (Cost - $26,461,932) (a)		$ 26,461,920
	PUT OPTIONS WRITTEN - (0.1) % (Proceeds - $75,000)		(20,625)
	OTHER ASSETS LESS LIABILITIES - 3.9%		1,079,598
	NET ASSETS - 100.0%		$ 27,520,893

Contracts
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.1) %
75	S & P 500 Index		$ (20,625)
	Expiration January 2014, Exercise Price $1,790
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $75,000)

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
LLC - Limited Liability Company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including options on futures written) is $26,386,932 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 54,375
	Unrealized depreciation		(12)
	Net unrealized appreciation		$ 54,363

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - (0.3) %
	Fixed Income Futures - (0.3) %
20	2 Year Bond, Mar 2014	$ 4,396,240	$ (8,123)
6	Euro BOBL Future, Mar 2014	1,028,718	(11,160)
4	Euro Schatz, Mar 2014	607,884	(1,323)
31	US 5 YR NOTE (CBT), Mar 2014	3,698,703	(46,984)
	TOTAL LONG FUTURES CONTRACTS	9,731,545	(67,590)

	SHORT FUTURES CONTRACTS - 0.4%
	Equity Futures - 0.1%
122	CBOE VIX Future, Jan 2014	1,701,900	42,700

	Fixed Income Futures - 0.3%
6	Canadian 10 Year Bond Future, Mar 2014	715,842	6,382
2	Euro-Bund Future, Mar 2014	383,496	6,393
5	Long Gilt Future, Mar 2014	882,155	16,474
20	US 10 Year Future, Mar 2014	24,640,940	45,156
	TOTAL SHORT FUTURES CONTRACTS	$ 28,324,333	$ 117,105

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	MUTUAL FUNDS - 4.0%
254,945	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +	$ 2,549,447
	TOTAL MUTUAL FUNDS (Cost - $2,549,447)

	BONDS & NOTES - 30.9%
Par Value	BANKS - 15.1%
$ 1,500,000	ABN AMRO Bank NV, 3.00%, 1/31/14	1,502,862
600,000	Bank of America Corp., 5.45%, 7/15/14	615,575
541,000	Capital One Financial Corp., 2.125%, 7/15/14	545,288
50,000	Capital One Financial Corp., 1.00%, 11/6/15	49,978
700,000	Citigroup, Inc., 6.375%, 8/12/14	723,535
1,400,000	Citigroup, Inc., 5.00%, 9/15/14	1,439,879
590,000	First Horizon National Corp., 5.375%, 12/15/15	634,197
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14	1,042,255
750,000	Morgan Stanley, 4.20%, 11/20/14	773,850
630,000	Morgan Stanley, 6.00%, 4/28/15	670,971
600,000	Morgan Stanley, 4.00%, 7/24/15	626,486
300,000	Santander US Debt SAU, 3.724% 1/20/15	305,978
600,000	Societe Generale, 2.50%, 1/15/14 ^	600,277
150,000	Zions Bancorporation, 2.75% 5/16/16	148,629
		9,679,760
	DIVERSIFIED FINANCIAL - 4.8%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15	619,112
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15	688,596
500,000	General Electric Capital Corp., 5.375%, 10/20/16	557,032
600,000	Harley-Davidson Funding, 5.75%, 12/15/14	626,620
600,000	Jefferies Group, Inc., 5.875%, 6/8/14	613,500
		3,104,860
	ELECTRIC - 0.4%
223,000	Exelon Generation Co. LLC, 5.35%, 1/15/14	223,353

	GAS - 0.5%
301,000	Atmos Energy Corp., 4.95%, 10/15/14	310,446

	HOME FURNISHINGS - 0.3%
150,000	Whirlpool Corp., 6.5%, 6/15/16	167,341

	INSURANCE - 4.8%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15	1,164,155
200,000	CNA Financial Corp., 5.85%, 12/15/14	209,477
180,000	White Mountain Insurance Group., 6.375%, 3/20/17	195,099
1,500,000	XL Group PLC, 5.25%, 9/15/14	1,546,053
		3,114,784
	MEDIA - 0.1%
50,000	Viacom, Inc., 2.50%, 12/15/16	51,709

	MINING - 1.1%
700,000	Anglo American Capital PLC, 9.375%, 4/8/14	715,518

	OIL & GAS - 0.7%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16	149,881
300,000	Transocean, Inc., 5.05%, 12/15/16	331,401
		481,282
	PHARMACEUTICALS - 0.3%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17	167,848

	RETAIL - 0.1%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17	58,475

	SAVINGS & LOANS - 0.2%
100,000	Amsouth Bank, 5.20%, 4/1/15	104,750

	TELECOMMUNICATIONS - 0.8%
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15	50,978
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	153,187
290,000	Motorola Solutions, Inc., 6.00%, 11/15/17	329,863
		534,028

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Par Value	TRUCKING & LEASING - 1.7%	Value
$ 1,100,000	Penske Truck Leasing Co. LP, 2.50%, 7/11/14	$ 1,108,953

	TOTAL BONDS & NOTES (Cost - $19,801,273)	19,823,107

	SHORT-TERM INVESTMENTS - 63.6%
	CERTIFICATES OF DEPOSIT - 20.4%
1,000,000	Agricultural Bank of China Ltd., 0.58%, 4/7/14	1,000,000
900,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02%, 3/5/14	900,000
1,900,000	Banco Brasil, 1.18%, 3/10/14	1,900,000
1,300,000	Banco do Brasil Sa NY, 1.15%, 4/4/14	1,300,000
3,360,000	Corpbanca, 1.95%, 1/2/14	3,360,000
2,420,000	Corpbanca, 1.61%, 10/29/14	2,420,000
1,200,000	Credit Comm De Belg NY, 0.60%, 4/1/14	1,200,147
1,000,000	Itau Unibanco NY, 1.26%, 9/12/14	1,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $13,080,147)	13,080,147

	COMMERCIAL PAPER- 34.8%
1,350,000	Arafin, 1/12/14	1,349,981
2,000,000	Axafin, 9/5/14	1,989,708
750,000	Bennington Stark Capital, 4/14/14	748,713
500,000	Bennington Stark Capital, 7/14/14	498,599
1,400,000	CNPC Finance HK Ltd., 1/6/14	1,399,932
1,800,000	DCP Midstream LLC, 1/10/14	1,799,617
1,050,000	Entergy Corp., 2/18/14	1,048,810
1,150,000	Entergy Corp., 2/18/14	1,148,697
500,000	ENI Finance USA, Inc., 10/20/14	497,080
500,000	JP Morgan Securities LLC, 11/6/14	498,069
1,800,000	Noble Corp., 1/8/14	1,799,825
1,400,000	Plains All American Pipelines, 1/13/14	1,399,813
1,400,000	Romulus Funding Corp., 1/2/14	1,399,965
1,700,000	Romulus Funding Corp., 1/2/14	1,699,958
1,750,000	Santander, 9/8/14	1,733,594
1,800,000	Sinopec Capital Ltd., 6/3/14	1,795,946
350,000	Suncorp Group Ltd., 2/3/14	349,852
1,180,000	Talisman Energy, Inc., 1/27/14	1,179,360
	TOTAL COMMERCIAL PAPER (Cost - $22,337,519)	22,337,519

Shares	MONEY MARKET FUND - 8.4%
5,420,641	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	5,420,641
	(Cost - $5,420,641)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,838,307)	40,838,307

	COLLATERAL FOR SECURITIES LOANED - 0.2%
101,206	Mount Vernon Securities Lending Prime Portfolio	101,206
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $101,206)

	TOTAL INVESTMENTS - 98.7% (Cost - $63,290,233) (a)	$ 63,312,067
	OTHER ASSETS LESS LIABILITIES - 1.3%	852,324
	NET ASSETS - 100.0%	$ 64,164,391

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
^ All or a portion of this security is on loan.
LLC - Limited liability company.
LP - Limited partnership.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,290,233 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 52,509
	Unrealized depreciation	(30,675)
	Net unrealized appreciation	$ 21,834

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - (0.8%)
	Fixed Income Futures - (0.8%)
23	Canadian 10 Year Bond, Mar 2014	$ 2,744,061	$ (24,682)
7	Euro BOBL Future Mar 2014	1,200,171	(13,020)
6	Euro-Bund Future, Mar 2014	4,410,204	(19,179)
8	Euro Schatz, Mar 2014	1,215,768	(2,646)
23	Long Gilt Future, Mar 2014	15,173,066	(76,162)
86	US 10 Year Future, Mar 2014	5,906,256	(196,014)
48	US 2 YR Note, Mar 2014	19,563,268	(19,495)
89	US 5 YR Note, Mar 2014	10,618,857	(133,727)
	TOTAL LONG FUTURES CONTRACTS	$ 60,831,651	$ (484,925)

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Par Value		Value
	SHORT-TERM INVESTMENTS - 99.8%
	CERTIFICATES OF DEPOSIT - 31.4%
$ 700,000	AGRBNK, 0.58%, 4/7/14	$ 700,000
800,000	Banco Bilbao Vizcaya Argentaria/New York NY, 2.02% 3/5/14	800,000
300,000	Banco de Brasil SA/New York, 1.18%, 3/10/14	300,000
600,000	Bank of New York, 1.15%, 4/4/14	600,000
580,000	Corpbanca/NY, 1.61%, 10/29/14	580,000
800,000	Credit Comm De Belg NY, 0.60%, 4/1/14	800,098
600,000	Indu & Compl Bank China NY, 0.62%, 5/15/14	599,999
700,000	Itau Unibanco NY, 1.26%, 9/12/14	700,000
600,000	Natixis/New York NY, 0.72%, 4/23/14	600,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $5,680,097)	5,680,097

	COMMERCIAL PAPER - 61.1%
250,000	Arafin, 1/2/14	249,996
500,000	Axafin, 9/5/14	497,427
600,000	Bennington Stark Capital, 7/14/14	598,319
500,000	Campbells Soup Co., 9/22/14	498,533
600,000	CNPC Finance HK Ltd., 1/6/14	599,971
700,000	DCP Midstream LLC, 1/10/14	699,851
300,000	ENI Finance USA, Inc., 3/24/14	299,453
500,000	ENI Finance USA, Inc., 10/20/14	497,080
950,000	Entergy Corp., 2/18/14	948,923
500,000	JP Morgan Securities LLC., 11/6/14	498,069
700,000	Noble Corp., 1/8/14	699,932
600,000	Plains All American Pipeline, 1/13/14	599,920
600,000	Romulus Funding Corp., 1/2/14	599,985
300,000	Romulus Funding Corp., 1/2/14	299,993
550,000	Santander, 9/8/14	544,844
700,000	Sinopec Capital Ltd., 6/3/14	698,423
300,000	Suncorp Group Ltd., 2/3/14	299,874
820,000	Talisman Energy, Inc., 1/27/14	819,556
600,000	Thermo Fisher Scientific, Inc., 1/10/14	599,940
500,000	Volvo Treasury North America LP, 3/7/14	499,666
	TOTAL COMMERCIAL PAPER (Cost - $11,049,755)	11,049,755

Shares	MONEY MARKET FUND - 7.3%
1,318,040	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	1,318,040
	(Cost - $1,318,040)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,047,892)	18,047,892

	TOTAL INVESTMENTS - 99.8% (Cost - $18,047,892) (a)	$ 18,047,892
	OTHER ASSETS LESS LIABILITIES - 0.2%	38,478
	NET ASSETS - 100.0%	$ 18,086,370

* Money market fund; interest rate reflects seven day effective yield on December 31, 2013.
LLC - Limited liability company.
LP - Limited partnership.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,047,892.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities
December 31, 2013 (Unaudited)
	U.S. 500	U.S. Small Cap	International		Emerging Market	REC Enhanced
	Volatility	500 Volatility	500 Volatility		500 Volatility	Volatility
	Weighted Fund	Weighted Fund	Weighted Fund		Weighted Fund	Weighted Fund
ASSETS:
Investments, at cost	$ 49,905,629	$ 19,478,771	$ 33,282,325		$ 16,047,849	$ 23,163,657
Investments, at value	$ 54,776,336	$ 21,571,486	$ 35,942,422		$ 15,912,058	$ 22,789,182
Cash	-	-	-		13,162	-
Foreign currency (b)	-	-	-		75,286	-
Due from advisor	-	-	-		104,256	-
Receivable for fund shares sold	167,500	75,067	5,900		64,069	6,844
Dividends and interest receivable	56,668	14,765	25,730		16,459	25,632
Receivable for security lending	1,592	1,319	50		102	126
Deposit with broker for futures contracts	38,610	22,911	50,259		52,413	6,550
Futures variation margin receivable	1,825	80	33,885		7,315	-
Prepaid expenses and other assets	10,786	25,147	10,977		9,588	10,759
Total Assets	55,053,317	21,710,775	36,069,223		16,254,708	22,839,093

LIABILITIES:
Securities lending collateral	10,298,808	5,582,666	458,591		509,248	2,068,876
Due to custodian	-	-	2,838,759		-	-
Payable for fund shares redeemed	30,995	15,963	-		1,756	39,492
Payable for securities purchased	-	-	-		14,453	-
Distributions payable	-	-	-		1,868	-
Accrued advisory fees	26,087	7,028	7,536		-	14,663
Accrued 12b-1 fees	3,107	3,586	1,560		-	2,158
Accrued expenses and other liabilities	9,775	12,308	50,874		18,679	2,638
Total Liabilities	10,368,772	5,621,551	3,357,320		546,004	2,127,827

Net Assets	$ 44,684,545	$ 16,089,224	$ 32,711,903		$ 15,708,704	$ 20,711,266

NET ASSETS CONSIST OF:
Paid in capital	$ 39,417,721	$ 13,910,945	$ 30,136,183		$ 15,910,527	$ 21,211,761
Undistributed net investment income (loss)	(307,559)	(634,389)	(942,977)		(10,983)	22,220
Accumulated net realized gain (loss) from
investments, foreign currency transactions
and futures contracts	701,851	719,873	830,880		(63,707)	(148,290)
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	4,870,707	2,092,715	2,653,932		(134,448)	(374,425)
Net unrealized appreciation
on futures contracts	1,825	80	33,885		7,315	-
Net Assets	$ 44,684,545	$ 16,089,224	$ 32,711,903		$ 15,708,704	$ 20,711,266

Class A
Net Assets	$ 18,464,210	$ 5,499,353	$ 12,271,013		$ 8,485,296	$ 9,698,075
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,382,471	390,596	1,007,368		848,761	915,935
Net Asset Value and redemption price per share	$ 13.36	$ 14.08	$ 12.18		$ 10.00	$ 10.59
Offering Price Per Share (a)	$ 14.18	$ 14.94	$ 12.92		$ 10.61	$ 11.24

Class C
Net Assets	$ 505,497	$ 1,102,963	$ 48,707		$ 1,056,449	$ 579,841
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	38,035	78,666	4,009		106,207	55,039
Net Asset Value, offering price and
redemption price per share	$ 13.29	$ 14.02	$ 12.15		$ 9.95	$ 10.54

Class I
Net Assets	$ 25,578,336	$ 9,445,585	$ 20,386,952		$ 6,076,364	$ 10,363,898
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,912,410	669,520	1,672,192		607,418	977,930
Net Asset Value, offering price and
redemption price per share	$ 13.37	$ 14.11	$ 12.19		$ 10.00	$ 10.60

Class T
Net Assets	$ 136,502	$ 41,323	$ 5,231		$ 90,595	$ 69,452
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	10,240	2,936	429		9,088	6,577
Net Asset Value and redemption price per share	$ 13.33	$ 14.07	$ 12.18	(c)	$ 9.97	$ 10.56
Offering Price Per Share (a)	$ 13.81	$ 14.58	$ 12.62		$ 10.33	$ 10.94

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b) Cost of Foreign Currency	$ -	$ -	$ -		$ 287,830	$ -
(c)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2013 (Unaudited)
	U.S. 500	Long/Short	International 500	Commodity Long/	Commodity
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Strategies Volatility
	Weighted Fund	Fund	Weighted Fund	Fund	Weighted Fund
				(Consolidated)	(Consolidated)
ASSETS:
Affiliated investments, at cost	$ -	$ -	$ -	$ -	$ 791,063
Unaffiliated investments, at cost	154,266,346	25,253,317	67,942,248	14,126,004	15,041,142
Total investments, at cost	$ 154,266,346	$ 25,253,317	$ 67,942,248	$ 14,126,004	$ 15,832,205
Affiliated investments, at value	$ -	$ -	$ -	$ -	$ 791,063
Unaffiliated investments, at value	166,946,998	25,253,415	73,208,627	14,126,004	15,005,453
Total investments, at value	$ 166,946,998	$ 25,253,415	$ 73,208,627	$ 14,126,004	$ 15,796,516
Receivable for securities sold	1,474	110	81	-	103
Receivable for fund shares sold	554,406	-	245,293	-	3,657
Dividends and interest receivable	167,599	15,318	59,154	6,228	69,810
Due from advisor	-	-	-	-	-
Deposit with broker for futures contracts	408,365	1,289,681	86,212	603,208	1,029,893
Futures variation margin receivable	750	637,534	74,165	-	-
Prepaid expenses and other assets	34,451	5,112	19,134	4,570	9,368
Total Assets	168,114,043	27,201,170	73,692,666	14,740,010	16,909,347

LIABILITIES:
Securities lending collateral	27,286,782	-	765,011	-	53,991
Foreign currency (b)	-	-	5,901,605	-	-
Payable for securities purchased	3,579,956	-	56	-	-
Payable for fund shares redeemed	50,200	2,653	48,340	1,598	-
Payable to broker for futures contracts	-	-	-	13,264	109,864
Accrued advisory fees	125,922	25,059	35,317	11,669	10,790
Accrued 12b-1 fees	22,642	783	7,250	-	370
Accrued expenses and other liabilities	26,123	4,715	17,407	-	374
Total Liabilities	31,091,625	33,210	6,774,986	26,531	175,389

Net Assets	$ 137,022,418	$ 27,167,960	$ 66,917,680	$ 14,713,479	$ 16,733,958

NET ASSETS CONSIST OF:
Paid in capital	$ 124,188,418	$ 27,096,127	$ 61,777,078	$ 15,233,508	$ 17,560,043
Undistributed net investment loss	(1,042,085)	(141,998)	(1,509,764)	(96,741)	(46,441)
Accumulated net realized gain (loss) from
investments, foreign currency transactions
and futures contracts	1,194,683	(417,557)	1,324,299	(410,024)	(634,014)
Net unrealized appreciation (depreciation) on
investments and foreign currency translations	12,680,652	(6,146)	5,251,902	-	(35,766)
Net unrealized appreciation (depreciation)
on futures contracts	750	637,534	74,165	(13,264)	(109,864)
Net Assets	$ 137,022,418	$ 27,167,960	$ 66,917,680	$ 14,713,479	$ 16,733,958

Class A
Net Assets	$ 53,442,918	$ 3,486,124	$ 26,810,259	$ 1,828,900	$ 3,234,515
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	4,001,329	325,926	2,279,622	198,940	360,576
Net Asset Value and redemption price per share	$ 13.36	$ 10.70	$ 11.76	$ 9.19	$ 8.97
Offering Price Per Share (a)	$ 14.18	$ 11.35	$ 12.48	$ 9.75	$ 9.52

Class C
Net Assets	$ 15,081,381	$ 14,543	$ 3,276,677	$ 19,409	$ 96,651
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	1,134,945	1,376	279,879	2,131	10,866
Net Asset Value, offering price and
redemption price per share	$ 13.29	$ 10.57	$ 11.71	$ 9.11	$ 8.89

Class I
Net Assets	$ 64,129,475	$ 23,666,225	$ 35,942,988	$ 12,864,253	$ 13,384,593
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	4,801,902	2,205,045	3,054,517	1,394,230	1,487,477
Net Asset Value, offering price and
redemption price per share	$ 13.36	$ 10.73	$ 11.77	$ 9.23	$ 9.00

Class T
Net Assets	$ 4,368,644	$ 1,068	$ 887,756	$ 917	$ 18,199
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	327,763	100	75,590	100	2,034
Net Asset Value and redemption price per share	$ 13.33	$ 10.68	$ 11.74	$ 9.17	$ 8.95
Offering Price Per Share (a)	$ 13.81	$ 11.07	$ 12.17	$ 9.50	$ 9.27

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively.
(b) Cost of Foreign Currency	$ -	$ -	$ 5,884,466	$ -	$ -

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2013 (Unaudited)
	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund
ASSETS:
Affiliated investments, at cost	$ 1,152,537	$ 2,549,447	$ -
Unaffiliated investments, at cost	25,309,395	60,740,786	18,047,892
Total investments, at cost	$ 26,461,932	$ 63,290,233	$ 18,047,892
Affiliated investments, at value	$ 1,152,537	$ 2,549,447	$ -
Unaffiliated investments, at value	25,309,383	60,762,620	18,047,892
Total investments, at value	$ 26,461,920	$ 63,312,067	$ 18,047,892
Receivable for fund shares sold	-	100,000	4,793
Dividends and interest receivable	166,739	341,074	30,393
Cash	17	-	-
Due from advisor	-	-	6,529
Deposit with broker for futures contracts	893,327	1,027,101	-
Futures variation margin receivable	49,515	-	-
Prepaid expenses and other assets	5,111	8,037	8,336
Total Assets	27,576,629	64,788,279	18,097,943

LIABILITIES:
Options on futures written, premiums	75,000	-	-
Options on futures written, at value	20,625	-	-
Securities lending collateral	-	101,206	-
Payable for securities purchased	7,600	-	-
Payable for fund shares redeemed	1,290	300	447
Distributions payable	-	-	7,481
Futures variation margin payable	-	484,925	-
Accrued advisory fees	21,478	22,915	-
Accrued 12b-1 fees	217	4,855	1,212
Accrued expenses and other liabilities	4,526	9,687	2,433
Total Liabilities	55,736	623,888	11,573

Net Assets	$ 27,520,893	$ 64,164,391	$ 18,086,370

NET ASSETS CONSIST OF:
Paid in capital	$ 28,409,976	$ 65,274,215	$ 18,086,914
Undistributed net investment loss	(59,192)	(5,049)	(1,364)
Accumulated net realized gain (loss) from
investments, options on futures and	(932,406)	(628,562)	820
futures contracts
Net unrealized appreciation on investments,
foreign currency translations and options on
futures	53,000	8,711	-
Net unrealized appreciation (depreciation)
on futures contracts	49,515	(484,924)	-
Net Assets	$ 27,520,893	$ 64,164,391	$ 18,086,370

Class A
Net Assets	$ 7,111,363	$ 40,657,535	$ 7,472,994
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	736,286	4,177,053	747,339
Net Asset Value and redemption price per share	$ 9.66	$ 9.73	$ 10.00
Offering Price Per Share (a)	$ 10.25	$ 10.32	$ 10.61

Class C
Net Assets	$ 136,576	$ 297,394	$ -
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	14,262	30,749	-
Net Asset Value, offering and redemption price
per share	$ 9.58	$ 9.67	$ -

Class I
Net Assets	$ 20,221,901	$ 23,055,760	$ 10,613,376
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	2,085,054	2,366,375	1,061,354
Net Asset Value, offering price and
redemption price per share	$ 9.70	$ 9.74	$ 10.00

Class T
Net Assets	$ 51,053	$ 153,702	$ -
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	5,302	15,809	-
Net Asset Value and redemption price per share	$ 9.63	$ 9.72	$ -
Offering Price Per Share (a)	$ 9.98	$ 10.07	$ -

(a)	There is a maximum front-end sales charge (load) of 5.75% and 3.50% imposed on purchases of Class A shares and Class T shares, respectively with the exception of Ultra Short-Term Fixed Income Fund which has a maximum front-end sales charge (load) of 1.00%

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations
For the Six Months Ended December 31, 2013 (Unaudited)

	U.S. 500	U.S. Small Cap	International	Emerging Market	REC Enhanced
	Volatility Weighted	500 Volatility	500 Volatility	500 Volatility	Volatility
	Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund

Investment Income:
Dividend income	$ 355,788	$ 108,180	$ 205,216	$ 117,604	$ 131,588
Interest income	250	(512)	968	174	4,884
Securities lending income	3,764	6,100	334	2,350	686
Less: foreign dividend tax withheld	(180)	-	(13,177)	(13,617)	-
Total Investment Income	359,622	113,768	193,341	106,511	137,158

Expenses:
Investment advisory fees	157,818	61,515	138,402	64,095	92,193
12b-1 Fees:
Class A	18,458	5,872	12,801	7,210	8,639
Class C	746	3,291	146	3,077	2,325
Class T	294	77	12	130	98
Administration fees	29,648	20,262	47,935	36,842	12,011
Audit fees	4,905	4,905	4,905	4,905	4,904
Registration fees	4,904	3,678	3,678	3,678	6,131
Compliance officer fees	3,801	1,406	2,825	1,251	1,744
Printing expenses	3,731	1,375	2,780	7,227	1,744
Insurance expenses	1,462	535	1,352	489	531
Trustees' fees	1,259	1,259	1,259	1,259	1,259
Custody fees	996	495	73,754	119,382	1,233
Legal fees	326	136	231	136	122
Non 12b-1 shareholder servicing fees	245	245	245	245	245
Miscellaneous expenses	3,747	2,521	3,747	2,521	2,521
Total Expenses	232,340	107,572	294,072	252,447	135,700
Less: Fees waived and expenses reimbursed
by Advisor	(35,617)	(29,701)	(121,094)	(168,352)	(23,173)
Net Expenses	196,723	77,871	172,978	84,095	112,527

Net Investment Income	162,899	35,897	20,363	22,416	24,631

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments and
foreign currency transactions	714,990	696,154	705,500	(6,630)	(32,253)
Net realized gain (loss) on futures contracts	(12,868)	26,967	72,896	(78,970)	986
Net change in unrealized appreciation /
(depreciation) on investments and foreign
currency translations	3,763,547	1,629,709	2,348,274	161,005	(401,713)
Net change in unrealized appreciation /
(depreciation) on futures contracts	2,547	(2,250)	36,195	6,555	(1,680)
Net Realized and Unrealized
Gain / (Loss) on Investments	4,468,216	2,350,580	3,162,865	81,960	(434,660)

Net Increase / (Decrease) in
Net Assets Resulting
From Operations	$ 4,631,115	$ 2,386,477	$ 3,183,228	$ 104,376	$ (410,029)

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Six Months Ended December 31, 2013 (Unaudited)

	U.S. 500	Long/Short	International 500	Commodity Long/	Commodity Strategies
	Enhanced Volatility	Strategies	Enhanced Volatility	Short Strategies	Volatility
	Weighted Fund	Fund	Weighted Fund	Fund	Weighted Fund
				(Consolidated)	(Consolidated)
Investment Income:
Dividend income from unaffiliated investments	$ 932,085	$ -	$ 404,867	$ -	$ -
Dividend income from affiliated investments	-	1,518	-	304	1,190
Interest income	1,144	81,601	1,485	61,770	74,010
Securities lending income	10,316	114	635	-	106
Less: foreign dividend tax withheld	(480)	-	(29,565)	-	-
Total Investment Income	943,065	83,233	377,422	62,074	75,306

Expenses:
Investment advisory fees	609,087	175,267	336,775	108,310	90,843
12b-1 fees:
Class A	44,695	6,660	23,853	3,732	4,637
Class C	39,485	45	9,713	83	433
Class T	5,581	2	513	2	46
Administration fees	53,776	17,430	58,417	11,919	11,908
Registration fees	14,712	3,678	3,678	3,678	4,905
Compliance officer fees	9,944	2,882	5,520	1,856	1,802
Printing expenses	9,785	2,820	5,415	1,758	1,745
Audit fees	4,905	5,886	4,905	7,357	7,357
Custody fees	3,994	1,075	90,211	1,968	1,478
Non 12b-1 shareholder servicing fees	2,745	1,717	245	245	981
Legal fees	2,207	381	367	571	340
Insurance expenses	2,172	665	1,668	499	552
Trustees' fees	1,259	1,259	1,259	1,259	1,259
Miscellaneous expenses	4,973	3,747	3,747	4,973	3,747
Total Expenses	809,320	223,514	546,286	148,210	132,033
Less: Fees waived and expenses reimbursed
by Advisor	(57,424)	(25,641)	(132,682)	(27,579)	(26,811)
Net Expenses	751,896	197,873	413,604	120,631	105,222

Net Investment Income (Loss)	191,169	(114,640)	(36,182)	(58,557)	(29,916)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments and
foreign currency transactions	1,036,727	(18,110)	1,049,659	(80,319)	527
Net realized gain (loss) on futures contracts	161,659	(263,817)	199,626	(249,820)	(133,452)
Net change in unrealized appreciation /
on investments and foreign currency
translations	11,045,863	64,981	5,232,897	149,719	50,857
Net change in unrealized appreciation /
(depreciation) on futures contracts	1,088	577,313	78,480	(111,339)	311,317
Net Realized and Unrealized
Gain (Loss) on Investments	12,245,337	360,367	6,560,662	(291,759)	229,249

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 12,436,506	$ 245,727	$ 6,524,480	$ (350,316)	$ 199,333

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Operations (Continued)
For the Six Months Ended December 31, 2013 (Unaudited)

	Long/Short	Enhanced	Ultra Short-Term
	Fixed Income	Fixed Income	Fixed Income
	Fund	Fund	Fund

Investment Income:
Dividend income from unaffiliated investments	$ -	$ -	$ -
Dividend income from affiliated investments	3,028	4,213	-
Interest income	101,901	284,567	58,739
Securities lending income	170	256	-
Total Investment Income	105,099	289,036	58,739

Expenses:
Investment advisory fees	116,465	153,329	28,492
12b-1 fees:
Class A	13,309	50,829	7,842
Class C	694	1,471	-
Class T	90	271	-
Administration fees	17,369	29,478	8,192
Audit fees	5,886	4,905	3,924
Registration fees	3,678	4,905	2,452
Compliance officer fees	3,249	6,388	1,492
Printing expenses	3,134	6,184	1,438
Insurance expenses	1,823	5,425	411
Custody fees	1,624	2,722	742
Trustees' fees	1,259	1,259	1,259
Non 12b-1 shareholder servicing fees	736	245	490
Legal fees	571	1,008	258
Miscellaneous expenses	4,973	6,199	3,747
Total Expenses	174,860	274,618	60,739
Less: Fees waived and expenses reimbursed
by Advisor	(20,361)	(36,552)	(35,021)
Net Expenses	154,499	238,066	25,718

Net Investment Income (Loss)	(49,400)	50,970	33,021

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments	(44,466)	779	26
Net realized gain from options on futures	63,799	-	-
Net realized loss from futures contracts	(518,173)	(432,719)	-
Net change in unrealized appreciation
on investments and	97,681	84,115	-
Net change in unrealized appreciation
from options on futures	54,375	-	-
Net change in unrealized appreciation
on futures	9,012	334,895	-
Net Realized and Unrealized
Gain (Loss) on Investments	(337,772)	(12,930)	26

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (387,172)	$ 38,040	$ 33,047

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets

	U.S. 500	U.S. 500	U.S. Small Cap	U.S. Small Cap	International	International
	Volatility	Volatility	500 Volatility	500 Volatility	500 Volatility	500 Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighed Fund	Weighed Fund
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ 162,899	$ 53,629	$ 35,897	$ 13,874	$ 20,363	$ 107,013
Net realized gain (loss) on investments,
futures contracts and foreign currency
transactions	702,122	174,457	723,121	117,527	778,396	168,424
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	3,766,094	1,106,438	1,627,459	465,336	2,384,469	303,348
Net increase (decrease) in net assets
resulting from operations	4,631,115	1,334,524	2,386,477	596,737	3,183,228	578,785

Distributions to Shareholders:
Net investment income
Class A	(177,893)	(53,411)	(226,718)	(14,398)	(336,849)	(107,291)
Class C	(2,118)	(29)	(40,724)	(4)	(1,067)	(177)
Class I	(289,219)	(236)	(401,530)	(1,075)	(601,246)	(103)
Class T	(1,228)	(95)	(1,656)	(5)	(137)	(51)
Net realized gains
Class A	(72,619)	-	(40,745)	-	(51,863)	-
Class C	(1,084)	-	(7,689)	-	(180)	-
Class I	(100,345)	-	(70,088)	-	(87,307)	-
Class T	(538)	-	(303)	-	(22)	-
Total distributions to shareholders	(645,044)	(53,771)	(789,453)	(15,482)	(1,078,671)	(107,622)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,523,256	10,568,269	1,416,903	3,486,061	3,687,012	8,500,188
Class C	484,185	43,226	769,987	398,888	26,622	18,983
Class I	26,192,857	1,220,414	9,330,146	1,675,636	22,337,092	9,100
Class T	59,578	64,805	8,974	25,212	-	5,521
Reinvestment of distributions
Class A	203,963	52,951	266,955	14,395	339,018	107,291
Class C	3,128	29	48,159	4	1,247	177
Class I	61,680	236	107,092	1,075	129,527	103
Class T	936	95	1,959	5	158	51
Cost of shares redeemed
Class A	(1,798,980)	(260,196)	(730,435)	(123,549)	(1,070,751)	(804,215)
Class C	(30,937)	(11,293)	-	(203,831)	-	(1,170)
Class I	(3,958,031)	(1,232)	(2,440,804)	(140,421)	(3,147,413)	(1,185)
Class T	-	(1,218)	(156)	(1,310)	-	(1,173)
Net increase in net assets from
share transactions of beneficial interest	27,741,635	11,676,086	8,778,780	5,132,165	22,302,512	7,833,671

Total Increase in Net Assets	31,727,706	12,956,839	10,375,804	5,713,420	24,407,069	8,304,834
Net Assets:
Beginning of period	12,956,839	-	5,713,420	-	8,304,834	-
End of period*	$ 44,684,545	$ 12,956,839	$ 16,089,224	$ 5,713,420	$ 32,711,903	$ 8,304,834
* Includes undistributed net investment
income (loss) at end of period	$ (307,559)	$ -	$ (634,389)	$ 342	$ (942,977)	$ (24,041)
Share Activity:
Shares Sold
Class A	514,246	1,011,188	104,702	329,689	308,137	822,892
Class C	37,514	3,702	58,232	35,250	2,256	1,730
Class I	2,108,161	104,161	710,122	143,468	1,920,095	834
Class T	4,779	5,480	641	2,270	-	511
Shares Reinvested
Class A	15,839	4,809	19,604	1,348	29,025	9,920
Class C	244	2	3,554	-	107	16
Class I	4,790	20	7,860	88	11,074	10
Class T	73	8	144	-	14	5
Shares Redeemed
Class A	(141,012)	(22,598)	(54,124)	(10,622)	(90,164)	(72,442)
Class C	(2,462)	(965)	-	(18,370)	-	(100)
Class I	(304,622)	(101)	(179,670)	(12,348)	(259,720)	(101)
Class T	-	(100)	(11)	(108)	-	(100)
Net increase in shares of
beneficial interest outstanding	2,237,549	1,105,606	671,053	470,665	1,920,824	763,175

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Emerging Market	Emerging Market	REC Enhanced	REC Enhanced	U.S. 500	U.S. 500
	500 Volatility	500 Volatility	Volatility	Volatility	Enhanced Volatility	Enhanced Volatility
	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund	Weighted Fund
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ 22,416	$ 26,069	$ 24,631	$ 37,197	$ 191,169	$ 46,499
Net realized gain (loss) on investments,
futures contracts and foreign currency	(85,600)	21,590	(31,267)	143,907	1,198,386	258,253
transactions
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	167,560	(294,693)	(403,393)	28,968	11,046,951	1,634,451
Net increase (decrease) in net assets
resulting from operations	104,376	(247,034)	(410,029)	210,072	12,436,506	1,939,203

Distributions to Shareholders:
Net investment income
Class A	(11,317)	(19,376)	(314)	(56,693)	(455,968)	(44,401)
Class C	(1,032)	(760)	-	(3,063)	(95,688)	(213)
Class I	(20,985)	(5,439)	(2,097)	(3,033)	(647,864)	(2,872)
Class T	(65)	(191)	-	(259)	(33,734)	(442)
Net realized gains
Class A	-	-	(105,899)	-	(99,484)	-
Class C	-	-	(6,671)	-	(26,715)	-
Class I	-	-	(121,714)	-	(126,308)	-
Class T	-	-	(797)	-	(8,020)	-
Total distributions to shareholders	(33,399)	(25,766)	(237,492)	(63,048)	(1,493,781)	(47,928)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	6,611,591	3,547,801	8,674,359	3,891,852	32,545,870	18,593,469
Class C	831,716	227,459	262,073	347,456	11,455,757	2,658,628
Class I	7,551,753	1,161,406	12,400,912	644,341	64,667,003	4,258,754
Class T	53,759	39,502	48,739	22,554	2,972,875	1,064,853
Reinvestment of distributions
Class A	11,261	19,259	106,181	56,654	541,387	44,305
Class C	1,032	760	5,270	2,979	116,988	205
Class I	1,447	4,851	9,653	2,771	188,969	2,825
Class T	65	191	797	259	37,940	442
Cost of shares redeemed
Class A	(1,362,384)	(188,122)	(2,291,195)	(745,841)	(4,175,080)	(493,144)
Class C	(30)	(1,090)	(7,938)	(2,263)	(151,035)	(2,263)
Class I	(2,485,689)	(114,850)	(2,211,426)	(4,992)	(10,083,428)	(54,065)
Class T	(40)	(1,121)	(105)	(1,329)	(1,363)	(1,474)
Net increase in net assets from
share transactions of beneficial interest	11,214,481	4,696,046	16,997,320	4,214,441	98,115,883	26,072,535

Total Increase in Net Assets	11,285,458	4,423,246	16,349,799	4,361,467	109,058,608	27,963,810
Net Assets:
Beginning of period	4,423,246	-	4,361,467	-	27,963,810	-
End of period*	$ 15,708,704	$ 4,423,246	$ 20,711,266	$ 4,361,467	$ 137,022,418	$ 27,963,810
* Includes undistributed net investment
income (loss) at end of period	$ (10,983)	$ -	$ 22,220	$ -	$ (1,042,085)	$ -
Share Activity:
Shares Sold
Class A	655,460	345,105	805,291	372,335	2,578,956	1,747,123
Class C	84,582	21,545	24,294	30,904	908,377	229,285
Class I	756,980	109,749	1,126,004	55,992	5,214,633	363,332
Class T	5,291	3,877	4,549	2,047	232,811	92,198
Shares Reinvested
Class A	1,129	1,980	10,064	5,103	41,981	4,133
Class C	104	79	502	265	9,097	18
Class I	145	505	914	251	14,659	242
Class T	7	20	76	23	2,942	38
Shares Redeemed
Class A	(137,016)	(17,897)	(211,047)	(65,810)	(328,057)	(42,806)
Class C	(3)	(100)	(738)	(188)	(11,645)	(189)
Class I	(249,210)	(10,751)	(204,795)	(436)	(786,448)	(4,516)
Class T	(4)	(103)	(10)	(108)	(105)	(123)
Net increase in shares of
beneficial interest outstanding	1,117,465	454,009	1,555,103	400,378	7,877,201	2,388,735

(a)	The Compass EMP Funds commenced operations on November 19, 2012.
See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

					Commodity Long/	Commodity Long/
	Long/Short	Long/Short	International 500	International 500	Short Strategies	Short Strategies
	Strategies	Strategies	Enhanced Volatility	Enhanced Volatility	Fund	Fund
	Fund	Fund	Weighted Fund	Weighted Fund	(Consolidated)	(Consolidated)
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ (114,640)	$ (31,787)	$ (36,182)	$ 123,987	$ (58,557)	$ (40,942)
Net realized gain (loss) on investments,
futures contracts and foreign currency
transactions	(281,927)	(131,323)	1,249,285	174,563	(330,139)	(79,786)
Net change in unrealized appreciation
(depreciation) on investments, futures
contracts and foreign currency
translations	642,294	(10,906)	5,311,377	14,690	38,380	(51,644)
Net increase (decrease) in net assets
resulting from operations	245,727	(174,016)	6,524,480	313,240	(350,316)	(172,372)

Distributions to Shareholders:
Net investment income
Class A	-	-	(554,048)	(112,802)	-	-
Class C	-	-	(61,749)	(3,641)	-	-
Class I	-	-	(815,142)	(8,309)	-	-
Class T	-	-	(18,205)	(479)	-	-
Net realized gains
Class A	-	-	(48,251)	-	-	-
Class C	-	-	(6,017)	-	-	-
Class I	-	-	(66,840)	-	-	-
Class T	-	-	(1,635)	-	-	-
Total distributions to shareholders	-	-	(1,571,887)	(125,231)	-	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	353,042	6,072,312	14,430,662	11,824,925	252,891	3,786,267
Class C	9,362	6,189	2,631,307	443,209	4,000	16,180
Class I	23,650,427	8,347,641	32,482,742	7,203,058	2,283,927	19,385,784
Class T	-	1,000	802,869	55,193	-	1,000
Reinvestment of distributions
Class A	-	-	593,480	112,522	-	-
Class C	-	-	61,979	3,600	-	-
Class I	-	-	139,444	8,211	-	-
Class T	-	-	12,883	479	-	-
Cost of shares redeemed
Class A	(3,073,756)	(102,869)	(1,938,229)	(373,718)	(1,859,369)	(81,050)
Class C	(12)	(1,088)	(31,188)	(1,122)	-	(9)
Class I	(4,695,101)	(3,470,898)	(6,582,105)	(101,777)	(2,983,749)	(5,569,705)
Class T	-	-	(148)	(1,198)	-	-
Net increase (decrease) in net assets from
share transactions of beneficial interest	16,243,962	10,852,287	42,603,696	19,173,382	(2,302,300)	17,538,467

Total Increase (Decrease) in Net Assets	16,489,689	10,678,271	47,556,289	19,361,391	(2,652,616)	17,366,095

Net Assets:
Beginning of period	10,678,271	-	19,361,391	-	17,366,095	-
End of period*	$ 27,167,960	$ 10,678,271	$ 66,917,680	$ 19,361,391	$ 14,713,479	$ 17,366,095
* Includes accumulated net investment
loss at end of period	$ (141,998)	$ (27,358)	$ (1,509,764)	$ (24,438)	$ (96,741)	$ (38,184)
Share Activity:
Shares Sold
Class A	33,455	591,235	1,267,015	1,153,855	27,247	381,866
Class C	878	598	235,896	40,924	438	1,694
Class I	2,193,933	781,453	2,938,937	683,872	245,482	2,062,255
Class T	-	100	69,345	5,173	-	100
Shares Reinvested
Class A	-	-	52,631	10,798	-	-
Class C	-	-	5,524	346	-	-
Class I	-	-	12,364	788	-	-
Class T	-	-	1,145	46	-	-
Shares Redeemed
Class A	(289,107)	(9,657)	(169,693)	(34,983)	(201,561)	(8,612)
Class C	(1)	(100)	(2,711)	(100)	-	(1)
Class I	(437,084)	(333,257)	(572,050)	(9,394)	(321,780)	(591,726)
Class T	-	-	(13)	(106)	-	-
Net increase in shares of
beneficial interest outstanding	1,502,074	1,030,372	3,838,390	1,851,219	(250,174)	1,845,576

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Commodity	Commodity
	Strategies Volatility	Strategies Volatility	Long/Short	Long/Short	Enhanced	Enhanced
	Weighted Fund	Weighted Fund	Fixed Income	Fixed Income	Fixed Income	Fixed Income
	(Consolidated)	(Consolidated)	Fund	Fund	Fund	Fund
	For the Six Months Ended		For the Six Months Ended		For the Six Months Ended
	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)	(Unaudited)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ (29,916)	$ (18,806)	$ (49,400)	$ (16,764)	$ 50,970	$ 49,482
Net realized gain (loss) on investments,
options on futures and
futures contracts	(132,925)	(500,992)	(498,840)	(433,566)	(431,940)	(196,622)
Net change in unrealized appreciation
(depreciation) on investments, options
on futures and futures contracts
Net increase (decrease) in net assets	362,174	(507,804)	161,068	(58,553)	419,010	(895,223)
resulting from operations
	199,333	(1,027,602)	(387,172)	(508,883)	38,040	(1,042,363)
Distributions to Shareholders:
Net Investment Income
Class A	-	-	-	-	(16,943)	(53,014)
Class C	-	-	-	-	-	(121)
Class I	-	-	-	-	(39,070)	(3)
Class T	-	-	-	-	(6)	(105)
Total distributions to shareholders	$ -	$ -	$ -	$ -	$ (56,019)	$ (53,243)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,723,719	4,048,793	2,944,350	12,783,838	14,942,076	40,269,661
Class C	23,126	80,354	1,402	141,419	15,876	291,396
Class I	10,049,755	10,591,211	16,415,404	9,651,500	24,599,281	1,500
Class T	539	20,197	17,583	36,147	52,750	106,452
Reinvestment of distributions
Class A	-	-	-	-	16,939	53,014
Class C	-	-	-	-	-	121
Class I	-	-	-	-	277	3
Class T	-	-	-	-	6	105
Cost of shares redeemed
Class A	(1,854,247)	(300,670)	(7,364,691)	(878,815)	(11,151,820)	(2,412,275)
Class C	-	(920)	-	(992)	(132)	(995)
Class I	(3,186,329)	(3,632,207)	(5,020,961)	(307,712)	(1,503,622)	-
Class T	(101)	(993)	(313)	(1,211)	(989)	(1,648)
Net increase in net assets from
share transactions of beneficial interest	6,756,462	10,805,765	6,992,774	21,424,174	26,970,642	38,307,334
Total Increase in Net Assets	6,955,795	9,778,163	6,605,602	20,915,291	26,952,663	37,211,728
Net Assets:
Beginning of period	9,778,163	-	20,915,291	-	37,211,728	-
End of period*	$ 16,733,958	$ 9,778,163	$ 27,520,893	$ 20,915,291	$ 64,164,391	$ 37,211,728
* Includes accumulated net investment
loss at end of period	$ (46,441)	$ (16,525)	$ (59,192)	$ (9,792)	$ (5,049)	$ -
Share Activity:
Shares Sold
Class A	189,068	406,034	301,203	1,278,704	1,523,754	4,027,940
Class C	2,533	8,433	144	14,218	1,635	29,215
Class I	1,115,274	1,125,002	1,670,078	958,442	2,520,190	150
Class T	59	2,094	1,829	3,627	5,405	10,660
Shares Reinvested
Class A	-	-	-	-	1,733	5,404
Class C	-	-	-	-	-	12
Class I	-	-	-	-	28	-
Class T	-	-	-	-	1	11
Shares Redeemed
Class A	(201,943)	(32,582)	(755,505)	(88,116)	(1,140,356)	(241,421)
Class C	-	(100)	-	(100)	(14)	(100)
Class I	(346,624)	(406,175)	(512,087)	(31,379)	(153,994)	-
Class T	(11)	(108)	(32)	(122)	(101)	(166)
Net increase in shares of
beneficial interest outstanding	758,356	1,102,598	705,630	2,135,274	2,758,281	3,831,705

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP FUNDS
Statements of Changes in Net Assets (Continued)

	Ultra Short-Term	Ultra Short-Term
	Fixed Income	Fixed Income
	Fund	Fund
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (a)
Operations:
Net investment income (loss)	$ 33,021	$ 22,646
Net realized gain (loss) on investments,
options on futures and
futures contracts	26	948
Net change in unrealized appreciation
(depreciation) on investments and
futures contracts	-	-
Net increase (decrease) in net assets
resulting from operations	33,047	23,594

Distributions to Shareholders:
Net Investment Income
Class A	(11,080)	(9,067)
Class C	-	-
Class I	(23,305)	(13,733)
Class T	-	-
Total distributions to shareholders	$ (34,385)	$ (22,800)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,255,511	5,502,933
Class C	-	-
Class I	8,833,453	4,596,095
Class T	-	-
Reinvestment of distributions
Class A	8,531	8,784
Class C	-	-
Class I	2,971	1,856
Class T	-	-
Cost of shares redeemed
Class A	(950,830)	(351,544)
Class C	-	-
Class I	(2,864,108)	(56,738)
Class T	-	-
Net increase in net assets from
share transactions of beneficial interest	8,285,528	9,701,386
Total Increase in Net Assets	8,284,190	9,702,180
Net Assets:
Beginning of period	9,802,180	100,000
End of period*	$ 18,086,370	$ 9,802,180
* Includes accumulated net investment
loss at end of period	$ (1,364)	$ -
Share Activity:
Shares Sold
Class A	325,554	550,295
Class C	-	-
Class I	883,345	469,611
Class T	-	-
Shares Reinvested
Class A	853	879
Class C	-	-
Class I	297	186
Class T	-	-
Shares Redeemed
Class A	(95,083)	(35,158)
Class C	-	-
Class I	(286,411)	(5,674)
Class T	-	-
Net increase in shares of
beneficial interest outstanding	828,555	980,139

(a)	The Compass EMP Funds commenced operations on November 19, 2012.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.72	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.05	0.06
Net realized and unrealized gain on investments	1.77	1.72
Total from investment operations	1.82	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.06)
From net realized gains on investments	(0.05)	-
Total distributions	(0.18)	(0.06)

Net asset value, end of period	$ 13.36	$ 11.72

Total return (3)(4)	15.65%	17.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 18,464	$ 11,641
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.41%	1.63%
Expenses, net waiver/reimbursement (5)	1.20%	1.20%
Net investment income (loss), before waiver/reimbursement (5)	0.50%	0.49%
Net investment income, net waiver/reimbursement (5)	0.71%	0.92%
Portfolio turnover rate (4)	18.80%	14.88%

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.68	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	-	0.01
Net realized and unrealized gain on investments	1.77	1.72
Total from investment operations	1.77	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.05)
From net realized gains on investments	(0.05)	-
Total distributions	(0.16)	(0.05)

Net asset value, end of period	$ 13.29	$ 11.68

Total return (3)(4)	15.20%	17.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 505	$ 32
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.16%	2.38%
Expenses, net waiver/reimbursement (5)	1.95%	1.95%
Net investment income (loss), before waiver/reimbursement (5)	(0.13)%	(0.30)%
Net investment income, net waiver/reimbursement (5)	0.08%	0.13%
Portfolio turnover rate (4)	18.80%	14.88%

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.73	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.06	0.07
Net realized and unrealized gain on investments	1.78	1.73
Total from investment operations	1.84	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.07)
From net realized gains on investments	(0.05)	-
Total distributions	(0.20)	(0.07)

Net asset value, end of period	$ 13.37	$ 11.73

Total return (3)(4)	15.77%	18.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 25,578	$ 1,221
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.16%	1.38%
Expenses, net waiver/reimbursement (5)	0.95%	0.95%
Net investment income (loss), before waiver/reimbursement (5)	0.81%	0.53%
Net investment income, net waiver/reimbursement (5)	1.02%	0.96%
Portfolio turnover rate (4)	18.80%	14.88%

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.70	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.05
Net realized and unrealized gain on investments	1.77	1.71
Total from investment operations	1.80	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.06)
From net realized gains on investments	(0.05)	-
Total distributions	(0.17)	(0.06)

Net asset value, end of period	$ 13.33	$ 11.70

Total return (3)(4)	15.47%	17.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 137	$ 63
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.66%	1.88%
Expenses, net waiver/reimbursement (5)	1.45%	1.45%
Net investment income (loss), before waiver/reimbursement (5)	0.29%	0.25%
Net investment income, net waiver/reimbursement (5)	0.50%	0.68%
Portfolio turnover rate (4)	18.80%	14.88%

(1)	The Compass EMP U.S. 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.14	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.05
Net realized and unrealized gain on investments	2.63	2.15
Total from investment operations	2.66	2.20

LESS DISTRIBUTIONS:
From net investment income	(0.61)	(0.06)
From net realized gains on investments	(0.11)	-
Total distributions	(0.72)	(0.06)

Net asset value, end of period	$ 14.08	$ 12.14

Total return (3)(4)	22.07%	22.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,499	$ 3,889
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.67%	2.20%
Expenses, net waiver/reimbursement (5)	1.25%	1.25%
Net investment loss, before waiver/reimbursement (5)	(0.06)%	(0.22)%
Net investment income (loss), net waiver/reimbursement (5)	0.36%	0.73%
Portfolio turnover rate (4)	39.11%	25.25%

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.09	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.02)	(0.04)
Net realized and unrealized gain on investments	2.64	2.17
Total from investment operations	2.62	2.13

LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.04)
From net realized gains on investments	(0.11)	-
Total distributions	(0.69)	(0.04)

Net asset value, end of period	$ 14.02	$ 12.09

Total return (3)(4)	21.82%	21.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,103	$ 204
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.42%	2.95%
Expenses, net waiver/reimbursement (5)	2.00%	2.00%
Net investment loss, before waiver/reimbursement (5)	(0.70)%	(1.56)%
Net investment income (loss), net waiver/reimbursement (5)	(0.28)%	(0.61)%
Portfolio turnover rate (4)	39.11%	25.25%

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.15	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.04	0.03
Net realized and unrealized gain on investments	2.65	2.18
Total from investment operations	2.69	2.21

LESS DISTRIBUTIONS:
From net investment income	(0.62)	(0.06)
From net realized gains on investments	(0.11)	-
Total distributions	(0.73)	(0.06)

Net asset value, end of period	$ 14.11	$ 12.15

Total return (3)(4)	22.36%	22.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,446	$ 1,594
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.42%	1.95%
Expenses, net waiver/reimbursement (5)	1.00%	1.00%
Net investment loss, before waiver/reimbursement (5)	0.20%	(0.51)%
Net investment income (loss), net waiver/reimbursement (5)	0.62%	0.44%
Portfolio turnover rate (4)	39.11%	25.25%

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 12.12	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	0.01	0.00	(3)
Net realized and unrealized gain on investments	2.10	2.17
Total from investment operations	2.11	2.17

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.05)
From net realized gains on investments	(0.11)	-
Total distributions	(0.16)	(0.05)

Net asset value, end of period	$ 14.07	$ 12.12

Total return (4)(5)	22.09%	21.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 41	$ 26
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.92%	2.45%
Expenses, net waiver/reimbursement (6)	1.50%	1.50%
Net investment loss, before waiver/reimbursement (6)	(0.32)%	(1.00)%
Net investment income (loss), net waiver/reimbursement (6)	0.10%	(0.05)%
Portfolio turnover rate (5)	39.11%	25.25%

(1)	The Compass U.S. Small Cap 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	-	0.15
Net realized and unrealized gain on investments	1.69	0.87
Total from investment operations	1.69	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.14)
From net realized gains on investments	(0.05)	-
Total distributions	(0.39)	(0.14)

Net asset value, end of period	$ 12.18	$ 10.88

Total return (3)(4)	15.76%	10.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12,271	$ 8,274
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.17%	3.67%
Expenses, net waiver/reimbursement (5)	1.40%	1.40%
Net investment income (loss), before waiver/reimbursement (5)	(1.10)%	(0.08)%
Net investment income, net waiver/reimbursement (5)	(0.33)%	2.19%
Portfolio turnover rate (4)	37.10%	27.47%

(1)	The Compass EMP International 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.87	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.05)	0.22
Net realized and unrealized gain on investments	1.69	0.76
Total from investment operations	1.64	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.31)	(0.11)
From net realized gains on investments	(0.05)	-
Total distributions	(0.36)	(0.11)

Net asset value, end of period	$ 12.15	$ 10.87

Total return (3)(4)	15.29%	9.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 49	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.92%	4.42%
Expenses, net waiver/reimbursement (5)	2.15%	2.15%
Net investment income (loss), before waiver/reimbursement (5)	(1.78)%	0.95%
Net investment income, net waiver/reimbursement (5)	(1.01)%	3.22%
Portfolio turnover rate (4)	37.10%	27.47%

(1)	The Compass EMP International 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.02	0.24
Net realized and unrealized gain on investments	1.69	0.80
Total from investment operations	1.71	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.36)	(0.15)
From net realized gains on investments	(0.05)	-
Total distributions	(0.41)	(0.15)

Net asset value, end of period	$ 12.19	$ 10.89

Total return (3)(4)	15.89%	10.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,387	$ 8
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.92%	3.42%
Expenses, net waiver/reimbursement (5)	1.15%	1.15%
Net investment income (loss), before waiver/reimbursement (5)	(0.50)%	1.19%
Net investment income, net waiver/reimbursement (5)	0.27%	3.46%
Portfolio turnover rate (4)	37.10%	27.47%

(1)	The Compass EMP International 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.02)	0.21
Net realized and unrealized gain on investments	1.70	0.80
Total from investment operations	1.68	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.13)
From net realized gains on investments	(0.05)	-
Total distributions	(0.38)	(0.13)

Net asset value, end of period	$ 12.18	$ 10.88

Total return (3)(4)	15.60%	10.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.42%	3.92%
Expenses, net waiver/reimbursement (5)	1.65%	1.65%
Net investment income (loss), before waiver/reimbursement (5)	(1.39)%	0.80%
Net investment income, net waiver/reimbursement (5)	(0.62)%	3.07%
Portfolio turnover rate (4)	37.10%	27.47%

(1)	The Compass EMP International 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.01	0.08
Net realized and unrealized gain (loss) on investments	0.27	(0.28)
Total from investment operations	0.28	(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.06)
Total distributions	(0.02)	(0.06)

Net asset value, end of period	$ 10.00	$ 9.74

Total return (3)(4)	2.91%	(1.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 8,485	$ 3,207
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	4.07%	8.32%
Expenses, net waiver/reimbursement (5)	1.45%	1.45%
Net investment loss, before waiver/reimbursement (5)	(2.60)%	(5.69)%
Net investment income, net waiver/reimbursement (5)	0.02%	1.18%
Portfolio turnover rate (4)	29.09%	25.32%

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.03)	0.10
Net realized and unrealized gain (loss) on investments	0.28	(0.33)
Total from investment operations	0.25	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.05)
Total distributions	(0.02)	(0.05)

Net asset value, end of period	$ 9.95	$ 9.72

Total return (3)(4)	2.53%	(2.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,056	$ 209
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	4.82%	9.07%
Expenses, net waiver/reimbursement (5)	2.20%	2.20%
Net investment loss, before waiver/reimbursement (5)	(3.33)%	(5.40)%
Net investment income, net waiver/reimbursement (5)	(0.71)%	1.47%
Portfolio turnover rate (4)	29.09%	25.32%

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.75	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.03	0.14
Net realized and unrealized loss on investments	0.25	(0.32)
Total from investment operations	0.28	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.07)
Total distributions	(0.03)	(0.07)

Net asset value, end of period	$ 10.00	$ 9.75

Total return (3)(4)	2.90%	(1.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 6,076	$ 970
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	3.82%	8.07%
Expenses, net waiver/reimbursement (5)	1.20%	1.20%
Net investment loss, before waiver/reimbursement (5)	(2.05)%	(4.81)%
Net investment income, net waiver/reimbursement (5)	0.57%	2.06%
Portfolio turnover rate (4)	29.09%	25.32%

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013		For the Period Ended
	(Unaudited)		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.00	(6)	0.12
Net realized and unrealized gain (loss) on investments	0.27		(0.33)
Total from investment operations	0.27		(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.07)
Total distributions	(0.02)		(0.07)

Net asset value, end of period	$ 9.97		$ 9.72

Total return (3)(4)	2.75%		(2.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 91		$ 37
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	4.32%		8.57%
Expenses, net waiver/reimbursement (5)	1.70%		1.70%
Net investment loss, before waiver/reimbursement (5)	(2.91)%		(4.98)%
Net investment income, net waiver/reimbursement (5)	(0.29)%		1.89%
Portfolio turnover rate (4)	29.09%		25.32%

(1)	The Compass EMP Emerging Market 500 Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013		For the Period Ended
	(Unaudited)		June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89		$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)		0.12
Net realized and unrealized gain (loss) on investments	(0.17)		0.97
Total from investment operations	(0.18)		1.09

LESS DISTRIBUTIONS:
From net investment income	0.00	(6)	(0.12)
In excess of net investment income	-		(0.08)
From net realized gains on investments	(0.12)		-
Total distributions	(0.12)		(0.20)

Net asset value, end of period	$ 10.59		$ 10.89

Total return (3)(4)	(1.62)%		10.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 9,698		$ 3,395
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.65%		1.99%
Expenses, net waiver/reimbursement (5)	1.40%		1.40%
Net investment income, before waiver/reimbursement (5)	(0.41)%		1.25%
Net investment income, net waiver/reimbursement (5)	(0.13)%		1.84%
Portfolio turnover rate (4)	91.53%		35.24%

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.05)	0.09
Net realized and unrealized gain (loss) on investments	(0.17)	0.96
Total from investment operations	(0.22)	1.05

LESS DISTRIBUTIONS:
From net investment income	-	(0.09)
In excess of net investment income	-	(0.08)
From net realized gains on investments	(0.12)	-
Total distributions	(0.12)	(0.17)

Net asset value, end of period	$ 10.54	$ 10.88

Total return (3)(4)	(1.99)%	10.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 580	$ 337
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.40%	2.74%
Expenses, net waiver/reimbursement (5)	2.15%	2.15%
Net investment income, before waiver/reimbursement (5)	(1.20)%	0.65%
Net investment income, net waiver/reimbursement (5)	(0.95)%	1.24%
Portfolio turnover rate (4)	91.53%	35.24%

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013		For the Period Ended
	(Unaudited)		June 30, 2013 (1)

Net asset value, beginning of period	$ 10.89		$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	-		0.19
Net realized and unrealized gain (loss) on investments	(0.17)		0.91
Total from investment operations	(0.17)		1.10

LESS DISTRIBUTIONS:
From net investment income	0.00	(6)	(0.18)
In excess of net investment income	-		(0.03)
From net realized gains on investments	(0.12)		-
Total distributions	(0.12)		(0.21)

Net asset value, end of period	$ 10.60		$ 10.89

Total return (3)(4)	(1.52)%		11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,364		$ 608
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.40%		1.74%
Expenses, net waiver/reimbursement (5)	1.15%		1.15%
Net investment income, before waiver/reimbursement (5)	(0.17)%		1.97%
Net investment income, net waiver/reimbursement (5)	0.08%		2.56%
Portfolio turnover rate (4)	91.53%		35.24%

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.88	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	0.12
Net realized and unrealized gain (loss) on investments	(0.19)	0.95
Total from investment operations	(0.20)	1.07

LESS DISTRIBUTIONS:
From net investment income	-	(0.12)
In excess of net investment income	-	(0.07)
From net realized gains on investments	(0.12)	-
Total distributions	(0.12)	(0.19)

Net asset value, end of period	$ 10.56	$ 10.88

Total return (3)(4)	(1.81)%	10.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 69	$ 21
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.90%	2.24%
Expenses, net waiver/reimbursement (5)	1.65%	1.65%
Net investment income, before waiver/reimbursement (5)	(0.55)%	1.17%
Net investment income, net waiver/reimbursement (5)	(0.30)%	1.76%
Portfolio turnover rate (4)	91.53%	35.24%

(1)	The Compass EMP REC Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.02	0.04
Net realized and unrealized gain on investments	1.78	1.71
Total from investment operations	1.80	1.75

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.04)
From net realized gains on investments	(0.03)	-
Total distributions	(0.15)	(0.04)

Net asset value, end of period	$ 13.36	$ 11.71

Total return (3)(4)	15.41%	17.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 53,443	$ 20,008
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.71%	1.89%
Expenses, net waiver/reimbursement (5)	1.60%	1.60%
Net investment income (loss), before waiver/reimbursement (5)	0.18%	0.22%
Net investment income (loss), net waiver/reimbursement (5)	0.29%	0.51%
Portfolio turnover rate (4)	13.17%	12.78%

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.67	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.03)
Net realized and unrealized gain on investments	1.77	1.72
Total from investment operations	1.74	1.69

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.02)
From net realized gains on investments	(0.03)	-
Total distributions	(0.12)	(0.02)

Net asset value, end of period	$ 13.29	$ 11.67

Total return (3)(4)	14.95%	16.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 15,081	$ 2,673
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.46%	2.64%
Expenses, net waiver/reimbursement (5)	2.35%	2.35%
Net investment income (loss), before waiver/reimbursement (5)	(0.52)%	(0.63)%
Net investment income (loss), net waiver/reimbursement (5)	(0.41)%	(0.34)%
Portfolio turnover rate (4)	13.17%	12.78%

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.04	0.05
Net realized and unrealized gain on investments	1.78	1.71
Total from investment operations	1.82	1.76

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.05)
From net realized gains on investments	(0.03)	-
Total distributions	(0.17)	(0.05)

Net asset value, end of period	$ 13.36	$ 11.71

Total return (3)(4)	15.53%	17.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 64,129	$ 4,205
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.46%	1.64%
Expenses, net waiver/reimbursement (5)	1.35%	1.35%
Net investment income (loss), before waiver/reimbursement (5)	0.47%	0.34%
Net investment income (loss), net waiver/reimbursement (5)	0.58%	0.63%
Portfolio turnover rate (4)	13.17%	12.78%

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 11.69	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.01	0.00	(3)
Net realized and unrealized gain on investments	1.77	1.73
Total from investment operations	1.78	1.73

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.04)
From net realized gains on investments	(0.03)	-
Total distributions	(0.14)	(0.04)

Net asset value, end of period	$ 13.33	$ 11.69

Total return (4)(5)	15.25%	17.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 4,369	$ 1,077
Ratios to average net assets
Expenses, before waiver/reimbursement (6)	1.96%	2.14%
Expenses, net waiver/reimbursement (6)	1.85%	1.85%
Net investment income (loss), before waiver/reimbursement (6)	(0.00)%	(0.24)%
Net investment income (loss), net waiver/reimbursement (6)	0.11%	0.05%
Portfolio turnover rate (5)	13.17%	12.78%

(1)	The Compass EMP U.S. 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.36	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.05)
Net realized and unrealized gain on investments (3)	0.39	0.41
Total from investment operations	0.34	0.36

Net asset value, end of period	$ 10.70	$ 10.36

Total return (4)(5)	3.38%	3.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,486	$ 6,022
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	1.78%	2.06%
Expenses, net waiver/reimbursement (6)(7)	1.60%	1.60%
Net investment loss, before waiver/reimbursement (6)(7)	(1.16)%	(1.17)%
Net investment loss, net waiver/reimbursement (6)(7)	(0.98)%	(0.71)%
Portfolio turnover rate (5)	86.02%	0.14%

(1)	The Compass EMP Long/Short Strategies Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.27	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.10)	(0.09)
Net realized and unrealized gain on investments (3)	0.40	0.36
Total from investment operations	0.30	0.27

Net asset value, end of period	$ 10.57	$ 10.27

Total return (4)(5)	2.92%	2.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 15	$ 5
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	2.53%	2.81%
Expenses, net waiver/reimbursement (6)(7)	2.35%	2.35%
Net investment loss, before waiver/reimbursement (6)(7)	(2.03)%	(1.89)%
Net investment loss, net waiver/reimbursement (6)(7)	(1.85)%	(1.43)%
Portfolio turnover rate (5)	86.02%	0.14%

(1)	The Compass EMP Long/Short Strategies Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distribution. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.37	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.04)	(0.03)
Net realized and unrealized gain on investments (3)	0.40	0.40
Total from investment operations	0.36	0.37

Net asset value, end of period	$ 10.73	$ 10.37

Total return (4)(5)	3.47%	3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 23,666	$ 4,650
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	1.53%	1.81%
Expenses, net waiver/reimbursement (6)(7)	1.35%	1.35%
Net investment loss, before waiver/reimbursement (6)(7)	(0.95)%	(0.94)%
Net investment loss, net waiver/reimbursement (6)(7)	(0.77)%	(0.48)%
Portfolio turnover rate (5)	86.02%	0.14%

(1)	The Compass EMP Long/Short Strategies Fund Class I commenced operations on November 19, 2012.
(3)

The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distribution. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT STRATEGIES FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.35	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.07)	(0.06)
Net realized and unrealized gain on investments (3)	0.40	0.41
Total from investment operations	0.33	0.35

Net asset value, end of period	$ 10.68	$ 10.35

Total return (4)(5)	3.19%	3.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	2.03%	2.31%
Expenses, net waiver/reimbursement (6)(7)	1.85%	1.85%
Net investment loss, before waiver/reimbursement (6)(7)	(1.75)%	(1.37)%
Net investment loss, net waiver/reimbursement (6)(7)	(1.57)%	(0.91)%
Portfolio turnover rate (5)	86.02%	0.14%

(1)	The Compass EMP Long/Short Strategies Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

The amount of net realized and unrealized gain on investments per share for the period ended June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.46	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.02)	0.12
Net realized and unrealized gain on investments	1.60	0.44
Total from investment operations	1.58	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.10)
From net realized gains on investments	(0.02)	-
Total distributions	(0.28)	(0.10)

Net asset value, end of period	$ 11.76	$ 10.46

Total return (3)(4)	15.21%	5.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 26,810	$ 11,815
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.12%	3.59%
Expenses, net waiver/reimbursement (5)	1.65%	1.65%
Net investment income (loss), before waiver/reimbursement (5)	(0.85)%	(0.06)%
Net investment income (loss), net waiver/reimbursement (5)	(0.38)%	1.88%
Portfolio turnover rate (4)	31.53%	26.59%

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.43	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.06)	0.18
Net realized and unrealized gain on investments	1.59	0.34
Total from investment operations	1.53	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.23)	(0.09)
From net realized gains on investments	(0.02)	-
Total distributions	(0.25)	(0.09)

Net asset value, end of period	$ 11.71	$ 10.43

Total return (3)(4)	14.76%	5.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,277	$ 429
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.87%	4.34%
Expenses, net waiver/reimbursement (5)	2.40%	2.40%
Net investment income (loss), before waiver/reimbursement (5)	(1.60)%	0.83%
Net investment income (loss), net waiver/reimbursement (5)	(1.13)%	2.77%
Portfolio turnover rate (4)	31.53%	26.59%

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013		For the Period Ended
	(Unaudited)		June 30, 2013 (1)

Net asset value, beginning of period	$ 10.46		$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.00	(6)	0.16
Net realized and unrealized gain on investments	1.60		0.41
Total from investment operations	1.60		0.57

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.11)
From net realized gains on investments	(0.02)		-
Total distributions	(0.29)		(0.11)

Net asset value, end of period	$ 11.77		$ 10.46

Total return (3)(4)	15.42%		5.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 35,943		$ 7,063
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	1.87%		3.34%
Expenses, net waiver/reimbursement (5)	1.40%		1.40%
Net investment income (loss), before waiver/reimbursement (5)	(0.43)%		0.55%
Net investment income, net waiver/reimbursement (5)	0.04%		2.49%
Portfolio turnover rate (4)	31.53%		26.59%

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.45	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.04)	0.23
Net realized and unrealized gain on investments	1.60	0.31
Total from investment operations	1.56	0.54

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.09)
From net realized gains on investments	(0.02)	-
Total distributions	(0.27)	(0.09)

Net asset value, end of period	$ 11.74	$ 10.45

Total return (3)(4)	15.06%	5.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 888	$ 53
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	2.37%	3.84%
Expenses, net waiver/reimbursement (5)	1.90%	1.90%
Net investment income (loss), before waiver/reimbursement (5)	(1.15)%	1.51%
Net investment income (loss), net waiver/reimbursement (5)	(0.68)%	3.45%
Portfolio turnover rate (4)	31.53%	26.59%

(1)	The Compass EMP International 500 Enhanced Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.39	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.04)	(0.05)
Net realized and unrealized loss on investments	(0.16)	(0.56)
Total from investment operations	(0.20)	(0.61)

Net asset value, end of period	$ 9.19	$ 9.39

Total return (3)(4)	(2.13)%	(6.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1,829	$ 3,505
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.92%	1.71%
Expenses, net waiver/reimbursement (5)(6)	1.60%	1.60%
Net investment loss, before waiver/reimbursement (5)(6)	(1.14)%	(0.88)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.82)%	(0.77)%
Portfolio turnover rate (4)	0.00%	0.07%

(1)	The Compass EMP Commodity Long/Short Strategies Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.34	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.08)	(0.09)
Net realized and unrealized loss on investments	(0.15)	(0.57)
Total from investment operations	(0.23)	(0.66)

Net asset value, end of period	$ 9.11	$ 9.34

Total return (3)(4)	(2.46)%	(6.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 19	$ 16
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	2.67%	2.46%
Expenses, net waiver/reimbursement (5)(6)	2.35%	2.35%
Net investment loss, before waiver/reimbursement (5)(6)	(2.02)%	(1.62)%
Net investment loss, net waiver/reimbursement (5)(6)	(1.70)%	(1.51)%
Portfolio turnover rate (4)	0.00%	0.07%

(1)	The Compass EMP Commodity Long/Short Strategies Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.41	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.04)
Net realized and unrealized loss on investments	(0.15)	(0.55)
Total from investment operations	(0.18)	(0.59)

Net asset value, end of period	$ 9.23	$ 9.41

Total return (3)(4)	(1.91)%	(5.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 12,864	$ 13,844
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.67%	1.46%
Expenses, net waiver/reimbursement (5)(6)	1.35%	1.35%
Net investment loss, before waiver/reimbursement (5)(6)	(0.96)%	(0.76)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.64)%	(0.65)%
Portfolio turnover rate (4)	0.00%	0.07%

(1)	The Compass EMP Commodity Long/Short Strategies Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY LONG/SHORT STRATEGIES FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.37	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.05)	(0.06)
Net realized and unrealized loss on investments	(0.15)	(0.57)
Total from investment operations	(0.20)	(0.63)

Net asset value, end of period	$ 9.17	$ 9.37

Total return (3)(4)	(2.13)%	(6.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 1	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	2.17%	1.96%
Expenses, net waiver/reimbursement (5)(6)	1.85%	1.85%
Net investment loss, before waiver/reimbursement (5)(6)	(1.53)%	(1.15)%
Net investment loss, net waiver/reimbursement (5)(6)	(1.21)%	(1.04)%
Portfolio turnover rate (4)	0.00%	0.07%

(1)	The Compass EMP Commodity Long/Short Strategies Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.86	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.02)	(0.03)
Net realized and unrealized loss on investments	0.13	(1.11)
Total from investment operations	0.11	(1.14)

Net asset value, end of period	$ 8.97	$ 8.86

Total return (3)(4)	1.24%	(11.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 3,235	$ 3,309
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.70%	1.53%
Expenses, net waiver/reimbursement (5)(6)	1.40%	1.40%
Net investment loss, before waiver/reimbursement (5)(6)	(0.84)%	(0.67)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.54)%	(0.54)%
Portfolio turnover rate (4)	3.48%	0.18%

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.82	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.06)	(0.07)
Net realized and unrealized loss on investments	0.13	(1.11)
Total from investment operations	0.07	(1.18)

Net asset value, end of period	$ 8.89	$ 8.82

Total return (3)(4)	0.79%	(11.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 97	$ 73
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	2.45%	2.28%
Expenses, net waiver/reimbursement (5)(6)	2.15%	2.15%
Net investment loss, before waiver/reimbursement (5)(6)	(1.59)%	(1.42)%
Net investment loss, net waiver/reimbursement (5)(6)	(1.29)%	(1.29)%
Portfolio turnover rate (4)	3.48%	0.18%

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.87	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.01)	(0.02)
Net realized and unrealized loss on investments	0.14	(1.11)
Total from investment operations	0.13	(1.13)

Net asset value, end of period	$ 9.00	$ 8.87

Total return (3)(4)	1.47%	(11.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 13,385	$ 6,379
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.45%	1.28%
Expenses, net waiver/reimbursement (5)(6)	1.15%	1.15%
Net investment loss, before waiver/reimbursement (5)(6)	(0.59)%	(0.48)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.29)%	(0.35)%
Portfolio turnover rate (4)	3.48%	0.18%

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions. Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 8.85	$ 10.00

LOSS FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.04)	(0.05)
Net realized and unrealized loss on investments	0.14	(1.10)
Total from investment operations	0.10	(1.15)

Net asset value, end of period	$ 8.95	$ 8.85

Total return (3)(4)	1.13%	(11.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 18	$ 18
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.95%	1.78%
Expenses, net waiver/reimbursement (5)(6)	1.65%	1.65%
Net investment loss, before waiver/reimbursement (5)(6)	(1.10)%	(0.91)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.80)%	(0.78)%
Portfolio turnover rate (4)	3.48%	0.18%

(1)	The Compass EMP Commodity Strategies Volatility Weighted Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.78	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.02)	(0.01)
Net realized and unrealized loss on investments	(0.10)	(0.21)
Total from investment operations	(0.12)	(0.22)

Net asset value, end of period	$ 9.66	$ 9.78

Total return (3)(4)	(1.33)%	(2.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,111	$ 11,648
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.28%	1.35%
Expenses, net waiver/reimbursement (5)(6)	1.15%	1.15%
Net investment income (loss), before waiver/reimbursement (5)(6)	(0.57)%	(0.43)%
Net investment income (loss), net waiver/reimbursement (5)(6)	(0.44)%	(0.23)%
Portfolio turnover rate (4)	52.43%	0.08%

(1)	The Compass EMP Long/Short Fixed Income Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.74	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.06)	(0.06)
Net realized and unrealized loss on investments	(0.10)	(0.20)
Total from investment operations	(0.16)	(0.26)

Net asset value, end of period	$ 9.58	$ 9.74

Total return (3)(4)	(1.64)%	(2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 137	$ 137
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	2.03%	2.10%
Expenses, net waiver/reimbursement (5)(6)	1.90%	1.90%
Net investment income (loss), before waiver/reimbursement (5)6)	(1.36)%	(1.13)%
Net investment income (loss), net waiver/reimbursement (5)(6)	(1.23)%	(0.93)%
Portfolio turnover rate (4)	52.43%	0.08%

(1)	The Compass EMP Long/Short Fixed Income Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.81	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)	0.00	(3)
Net realized and unrealized loss on investments	(0.10)	(0.19)
Total from investment operations	(0.11)	(0.19)

Net asset value, end of period	$ 9.70	$ 9.81

Total return (4)(5)	(1.12)%	(1.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 20,222	$ 9,095
Ratios to average net assets
Expenses, before waiver/reimbursement (6)(7)	1.03%	1.10%
Expenses, net waiver/reimbursement (6)(7)	0.90%	0.90%
Net investment income (loss), before waiver/reimbursement (6)(7)	(0.38)%	(0.20)%
Net investment income (loss), net waiver/reimbursement (6)(7)	(0.25)%	0.00%
Portfolio turnover rate (5)	52.43%	0.08%

(1)	The Compass EMP Long/Short Fixed Income Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(5) Not annualized.
(6) Annualized.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP LONG/SHORT FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.77	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.04)	(0.03)
Net realized and unrealized loss on investments	(0.10)	(0.20)
Total from investment operations	(0.14)	(0.23)

Net asset value, end of period	$ 9.63	$ 9.77

Total return (3)(4)	(1.43)%	(2.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 51	$ 34
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.53%	1.60%
Expenses, net waiver/reimbursement (5)(6)	1.40%	1.40%
Net investment income (loss), before waiver/reimbursement (5)(6)	(0.87)%	(0.63)%
Net investment income (loss), net waiver/reimbursement (5)(6)	(0.74)%	(0.43)%
Portfolio turnover rate (4)	52.43%	0.08%

(1)	The Compass EMP Long/Short Fixed Income Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.71	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.04	(0.29)
Total from investment operations	0.05	(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.01)
Total distributions	(0.03)	(0.01)

Net asset value, end of period	$ 9.73	$ 9.71

Total return (3)(4)	0.25%	(2.76)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 40,658	$ 36,826
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	0.96%	1.02%
Expenses, net waiver/reimbursement (5)(6)	0.85%	0.85%
Net investment income (loss), before waiver/reimbursement (5)(6)	(0.02)%	0.06%
Net investment income, net waiver/reimbursement (5)(6)	0.09%	0.23%
Portfolio turnover rate (4)	1.63%	0.04%

(1)	The Compass EMP Enhanced Fixed Income Fund Class A commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class C
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.68	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment loss (2)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.02	(0.28)
Total from investment operations	(0.01)	(0.31)

LESS DISTRIBUTIONS:
From net investment income	-	(0.01)
Total distributions	-	(0.01)

Net asset value, end of period	$ 9.67	$ 9.68

Total return (3)(4)	(0.10)%	(3.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 297	$ 282
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.71%	1.77%
Expenses, net waiver/reimbursement (5)(6)	1.60%	1.60%
Net investment loss, before waiver/reimbursement (5)(6)	(0.77)%	(0.58)%
Net investment loss, net waiver/reimbursement (5)(6)	(0.66)%	(0.41)%
Portfolio turnover rate (4)	1.63%	0.04%

(1)	The Compass EMP Enhanced Fixed Income Fund Class C commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 9.72	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (2)	0.02	0.03
Net realized and unrealized loss on investments	0.02	(0.29)
Total from investment operations	0.04	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.02)
Total distributions	(0.02)	(0.02)

Net asset value, end of period	$ 9.74	$ 9.72

Total return (3)(4)	0.37%	(2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 23,056	$ 1
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	0.71%	0.77%
Expenses, net waiver/reimbursement (5)(6)	0.60%	0.60%
Net investment income, before waiver/reimbursement (5)(6)	0.19%	0.31%
Net investment income, net waiver/reimbursement (5)(6)	0.30%	0.48%
Portfolio turnover rate (4)	1.63%	0.04%

(1)	The Compass EMP Enhanced Fixed Income Fund Class I commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COMPASS EMP ENHANCED FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period
	Class T
	For the Six Months Ended
	December 31, 2013		For the Period Ended
	(Unaudited)		June 30, 2013 (1)

Net asset value, beginning of period	$ 9.71		$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (2)	(0.01)		0.01
Net realized and unrealized loss on investments	0.02		(0.29)
Total from investment operations	0.01		(0.28)

LESS DISTRIBUTIONS:
From net investment income	0.00	(7)	(0.01)
Total distributions	0.00		(0.01)

Net asset value, end of period	$ 9.72		$ 9.71

Total return (3)(4)	0.11%		(2.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 154		$ 102
Ratios to average net assets
Expenses, before waiver/reimbursement (5)(6)	1.21%		1.27%
Expenses, net waiver/reimbursement (5)(6)	1.10%		1.10%
Net investment loss, before waiver/reimbursement (5)(6)	(0.27)%		(0.08)%
Net investment income (loss), net waiver/reimbursement (5)(6)	(0.16)%		0.09%
Portfolio turnover rate (4)	1.63%		0.04%

(1)	The Compass EMP Enhanced Fixed Income Fund Class T commenced operations on November 19, 2012.
(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class T shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.
(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period	Class A
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.02	0.03
Net realized and unrealized gain on investments	0.00	0.00	(2)
Total from investment operations	0.02	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.03)
Total distributions	(0.02)	(0.03)

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)(4)	0.15%	0.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,473	$ 5,161
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	0.99%	1.06%
Expenses, net waiver/reimbursement (5)	0.50%	0.55%
Net investment loss, before waiver/reimbursement (5)	(0.17)%	(0.06)%
Net investment income, net waiver/reimbursement (5)	0.32%	0.45%
Portfolio turnover rate (4)	0%	0%

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class A commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and does not reflect the impact of sales loads on Class A shares.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data based on a share outstanding throughout each period	Class I
	For the Six Months Ended
	December 31, 2013	For the Period Ended
	(Unaudited)	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income	0.03	0.03
Net realized and unrealized gain on investments	0.00	0.00	(2)
Total from investment operations	0.03	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.03)
Total distributions	(0.03)	(0.03)

Net asset value, end of period	$ 10.00	$ 10.00

Total return (3)(4)	0.32%	0.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 10,613	$ 4,642
Ratios to average net assets
Expenses, before waiver/reimbursement (5)	0.74%	0.81%
Expenses, net waiver/reimbursement (5)	0.25%	0.30%
Net investment income, before waiver/reimbursement (5)	0.08%	0.25%
Net investment income, net waiver/reimbursement (5)	0.57%	0.76%
Portfolio turnover rate (4)	0%	0%

(1)	The Compass EMP Ultra Short-Term Fixed Income Fund Class I commenced operations on November 19, 2012.
(2) Amount represents less than $0.01 per share.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.  Total return would have been higher or lower if certain expenses had not been reimbursed or waived.

(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Compass EMP Funds Trust (the "Trust"), was organized as a Delaware business trust on April 11, 2012.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act").  The Trust currently consists of sixteen series.  These financial statements include the following thirteen series (each a "Fund" and collectively, the "Funds").  The Funds are registered as diversified.  The investment objectives of each Fund are set forth below.  The Funds’ investment manager is Compass Efficient Model Portfolios, LLC, also known as Compass Advisory Group (the "Manager" or "Compass").

The Funds commenced operations on November 19, 2012 and their objectives are as follows:

-

Compass EMP US 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP U.S. Large

Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP US Small Cap 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

U.S. Small Cap 500 Volatility Weighted Index before expenses.

-

Compass EMP International 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

International 500 Volatility Weighted Index before expenses.

-

Compass EMP Emerging Market 500 Volatility Weighted Fund - seeks to provide investment results that match the performance of the

CEMP Emerging Market 500 Volatility Weighted Index before expenses.

-

Compass EMP REC Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

REIT Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP US 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP

U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Long/Short Strategies Fund - capital appreciation.

-

Compass EMP International 500 Enhanced Volatility Weighted Fund - seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.

-

Compass EMP Commodity Long/Short Strategies Fund - capital appreciation.

-

Compass EMP Commodity Strategies Volatility Weighted Fund - seeks to provide investment results that match the performance of the

CEMP Commodity Volatility Weighted Index before expenses.

-

Compass EMP Long/Short Fixed Income Fund - total return.

-

Compass EMP Enhanced Fixed Income Fund - total return.

-

Compass EMP Ultra Short-Term Fixed Income Fund - current income.

Each Fund currently offers Class A, Class C, Class I and Class T shares with the exception of Ultra Short-Term Fixed Income Fund which offers only Class A and Class I shares.  Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

a) Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b) Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

c) Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2013:

Compass EMP U.S. 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 44,280,191	$ -	$ -	$ 44,280,191
Short-Term Investments	197,337	-	-	197,337
Collateral for Securities Loaned	10,298,808	-	-	10,298,808
Futures Contracts	1,825	-	-	1,825
Total	$ 54,778,161	$ -	$ -	$ 54,778,161

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 15,821,477	$ -	$ -	$ 15,821,477
Short-Term Investments	167,343	-	-	167,343
Collateral for Securities Loaned	5,582,666	-	-	5,582,666
Futures Contracts	80	-	-	80
Total	$ 21,571,566	$ -	$ -	$ 21,571,566

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Compass EMP International 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 29,801,124	$ 2,189,396	$ -	$ 31,990,520
Short-Term Investments	3,493,311	-	-	3,493,311
Collateral for Securities Loaned	458,591	-	-	458,591
Futures Contracts	33,885	-	-	33,885
Total	$ 33,786,911	$ 2,189,396	$ -	$ 35,976,307

Compass EMP Emerging Market 500 Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 13,981,654	$ -	$ -	$ 13,981,654
Exchange Traded Funds*	1,076,310	-	-	1,076,310
Short-Term Investments	344,846	-	-	344,846
Collateral for Securities Loaned	509,248	-	-	509,248
Futures Contracts	7,315	-	-	7,315
Total	$ 15,919,373	$ -	$ -	$ 15,919,373

Compass EMP REC Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
REITS *	$ 5,231,950	$ -	$ -	$ 5,231,950
Short-Term Investments	15,488,356	-	-	15,488,356
Collateral for Securities Loaned	2,068,876	-	-	2,068,876
Total	$ 22,789,182	$ -	$ -	$ 22,789,182

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 135,699,284	$ -	$ -	$ 135,699,284
Short-Term Investments	3,960,932	-	-	3,960,932
Collateral for Securities Loaned	27,286,782	-	-	27,286,782
Futures Contracts	750	-	-	750
Total	$ 166,947,748	$ -	$ -	$ 166,947,748

Compass EMP Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 500,648	$ -	$ 500,648
Short-Term Investments	22,502,783	2,249,984	-	24,752,767
Futures Contracts	637,534	-	-	637,534
Total	$ 23,140,317	$ 2,750,632	$ -	$ 25,890,949
Compass EMP International 500 Enhanced Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 53,322,180	$ 11,791,911	$ -	$ 65,114,091
Short-Term Investments	7,329,525	-	-	7,329,525
Collateral for Securities Loaned	765,011	-	-	765,011
Futures Contracts	74,165	-	-	74,165
Total	$ 61,490,881	$ 11,791,911	$ -	$ 73,282,792

Compass EMP Commodity Long/Short Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Bond & Notes *	$ -	$ 280,000	$ -	$ 280,000
Short-Term Investments	13,846,004	-	-	13,846,004
Total	$ 13,846,004	$ 280,000	$ -	$ 14,126,004
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 13,264	$ -	$ -	$ 13,264
Total	$ 13,264	$ -	$ -	$ 13,264

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Compass EMP Commodity Strategies Volatility Weighted Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 791,063	$ -	$ -	$ 791,063
Bonds & Notes *	-	6,740,970	-	6,740,970
Collateral for Securities Loaned	53,991	-	-	53,991
Short-Term Investments	1,859,109	6,351,383	-	8,210,492
Total	$ 2,704,163	$ 13,092,353	$ -	$ 15,796,516
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 109,864	$ -	$ -	$ 109,864
Total	$ 109,864	$ -	$ -	$ 109,864

Compass EMP Long/Short Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 1,152,537	$ -	$ -	$ 1,152,537
Bonds & Notes *	-	100,158	-	100,158
Short-Term Investments	22,010,377	3,198,848	-	25,209,225
Futures Contracts	49,515	-	-	49,515
Total	$ 23,212,429	$ 3,299,006	$ -	$ 26,511,435

Compass EMP Enhanced Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,549,447	$ -	$ -	$ 2,549,447
Bond & Notes	-	19,823,107	-	19,823,107
Collateral for Securities Loaned	101,206	-	-	101,206
Short-Term Investments	5,420,641	35,417,666	-	40,838,307
Total	$ 8,071,294	$ 55,240,773	$ -	$ 63,312,067

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$ 484,925	$ -	$ -	$ 484,925
Total	$ 484,925	$ -	$ -	$ 484,925

Compass EMP Ultra Short-Term Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 1,318,040	$ 16,729,852	$ -	$ 18,047,892
Total	$ 1,318,040	$ 16,729,852	$ -	$ 18,047,892

*Please refer to the Schedule of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

d) Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the period ended December 31, 2013 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

U.S. 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 1,825

U.S. Small Cap 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 80

U.S. International 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 33,885

Emerging Market 500 Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 7,315

U.S. 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 750

Long/Short Strategies Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 637,534

International 500 Enhanced Volatility Weighted Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Equity contracts / Equity price risk	Futures variation margin receivable	$ 74,165

Commodity Long Short Strategies Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin payable	$ 13,264

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Commodity Strategies Volatility Weighted Fund *

Contract Type / Primary Risk Exposure	Consolidated Statements of Assets and Liabilities	Value **
Commodity contracts / Commodity price risk	Futures variation margin payable	$ 109,864

Long/Short Fixed Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Fixed income contracts / Interest rate risk	Futures variation margin receivable	$ 6,815

Equity contracts / Equity price risk
Options On Futures	Options on futures written	20,625
Futures Contracts	Futures variation margin receivable	42,700
		$ 63,325

Enhanced Fixed Income Fund

Contract Type / Primary Risk Exposure	Statements of Assets and Liabilities	Value **
Fixed income contracts / Interest rate risk	Futures variation margin payable	$ 484,925

**Includes only current variation margin.

The amounts of realized and changes in unrealized gains and losses on options on futures and futures contracts during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

U.S. 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (12,868)	$ 2,547

U.S. Small Cap 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 26,967	$ (2,250)

International 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 72,896	$ 36,195

Emerging Market 500 Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (78,970)	$ 6,555

REC Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 986	$ (1,680)

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

U.S. 500 Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 161,659	$ 1,088

Long/Short Strategies Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ (263,817)	$ 577,311

International 500 Enhanced Volatility Weighted Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Equity contracts / Equity price risk	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	$ 199,626	$ 78,480

Commodity Long Short Strategies Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (249,820)	$ (111,339)

Commodity Strategies Volatility Weighted Fund *			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Commodity contracts / Commodity	Net realized gain (loss) on futures contracts
price risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (133,452)	$ 311,317

Long/Short Fixed Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
		or (Loss) on	(Depreciation)
Contract Type/	Location of Gain or (Loss) On	Futures Contracts	on Futures Contracts
Primary Risk Exposure	Futures Contracts	and Options on Futures	and Options on Futures

Fixed income contracts / Interest	Net realized gain (loss) on futures contracts
rate risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (436,247)	$ (33,688)

Equity contracts / Equity price risk
Options On Futures	Net realized gain on options on futures
Net change in unrealized appreciation (depreciation) on investments
	and options on futures	63,799	54,375
Futures Contracts	Net realized gain (loss) on futures contracts
	Net change in unrealized appreciation (depreciation) from futures contracts	(81,926)	42,700
		$ (454,374)	$ 63,387

Enhanced Fixed Income Fund			Change in Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Futures Contracts	Futures Contracts	on Futures Contracts
Fixed income contracts / Interest	Net realized gain (loss) on futures contracts
rate risk	Net change in unrealized appreciation (depreciation) from futures contracts	$ (432,719)	$ 334,895

*Consolidated

e) Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.

f) Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

g) Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statement of Operations, if any.

h) Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

i) Federal income tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

j) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

k) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.  Distribution fees are charged to each respective share class in accordance with the distribution plan.

l) Other - Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis.  Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method.  The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities

m) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

n) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

o) Redemption fees and sales charges (loads) - A $15 redemption fee may be charged for redemptions made by wire.  The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.  A maximum sales charge of 5.75% is imposed on Class A shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund, which is 1.00%.  A maximum sales charge of 3.50% is imposed on Class T shares of all the funds with the exception of Ultra Short-Term Fixed Income Fund.

(2)

INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
U.S. 500 Volatility Weighted Fund	$34,991,044	$6,800,042
U.S. Small Cap 500 Volatility Weighted Fund	13,616,527	5,187,701
International 500 Volatility Weighted Fund	29,648,096	8,945,648

Emerging Market 500 Volatility Weighted Fund	13,928,210	3,371,087
REC Enhanced Volatility Weighted Fund	5,816,499	4,343,558
U.S. 500 Enhanced Volatility Weighted Fund	112,130,612	12,959,499
Long/Short Strategies Fund	4,678,021	9,576,135
International 500 Enhanced Volatility Weighted Fund	61,622,574	15,639,665
Commodity Long/Short Strategies Fund *	-	9,524,171
Commodity Strategies Volatility Weighted Fund *	2,253,170	230,578
Long/Short Fixed Income Fund	3,767,709	11,152,362
Enhanced Fixed Income Fund	7,937,042	311,156

* Consolidated

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Compass acts as investment manager for the Funds pursuant to the terms of the Management Agreement (the "Management Agreement").  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions.  The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds.  For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 0.85% of average net assets of the U.S. 500 Volatility Weighted Fund, 0.90% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.00% of the International 500 Volatility Weighted Fund, 1.05% of the Emerging Market Volatility Weighted Fund, REC Enhanced Volatility Weighted Fund and Commodity Strategies Volatility Weighted Fund, 1.25% of the U.S. 500 Enhanced Volatility Weighted Fund, International 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, 0.75% of the Long/Short Fixed Income Fund, 0.50% of the Enhanced Fixed Income Fund, and 0.40% of the Ultra Short-Term Fixed Income Fund, such fees to be computed daily based upon daily average net assets of the Funds.  The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement).  The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement).  For the six months ended December 31, 2013, management fees incurred by the Funds as well as amounts due to or from the Manager at December 31, 2013 were as follows:

Fund	Management Fees	Due To/(From) Manager at December 31, 2013
U.S. 500 Volatility Weighted Fund	$ 157,818	$ 26,087
U.S. Small Cap 500 Volatility Weighted Fund	61,515	7,028
International 500 Volatility Weighted Fund	138,402	7,536
Emerging Market 500 Volatility Weighted Fund	64,095	(104,256)
REC Enhanced Volatility Weighted Fund	92,193	14,663
U.S. 500 Enhanced Volatility Weighted Fund	609,087	125,922
Long/Short Strategies Fund	175,267	25,059
International 500 Enhanced Volatility Weighted Fund	336,775	35,317
Commodity Long/Short Strategies Fund	108,310	11,669
Commodity Strategies Volatility Weighted Fund	90,843	10,790
Long/Short Fixed Income Fund	116,465	21,478
Enhanced Fixed Income Fund	153,329	22,915
Ultra Short-Term Fixed Income Fund	28,492	(6,529)

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan and extraordinary expenses) at 0.95% of the U.S. 500 Volatility Weighted Fund's average daily net assets, 1.00% of the U.S. Small Cap 500 Volatility Weighted Fund, 1.15% of the International 500 Volatility Weighted Fund, the REC Enhanced Volatility Weighted Fund, and Commodity Strategies Volatility Weighted Fund, at 1.20% of the Emerging Market 500 Volatility Weighted Fund, at 1.35% of the U.S. 500 Enhanced Volatility Weighted Fund, Commodity Long/Short Strategies Fund, and the Long/Short Strategies Fund, at 1.40% of the International 500 Enhanced Volatility Weighted Fund, at 0.90% of the Long/Short Fixed Income Fund, at 0.60% of the Enhanced Fixed Income Fund and at 0.45% of the Ultra Short-Term Fixed Income Fund’s average daily net assets through October 31, 2014.  Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended December 31, 2013, the Manager waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived / Expense Reimbursed
U.S. 500 Volatility Weighted Fund	$35,617
U.S. Small Cap 500 Volatility Weighted Fund	29,701
International 500 Volatility Weighted Fund	121,094
Emerging Market 500 Volatility Weighted Fund	168,352
REC Enhanced Volatility Weighted Fund	23,173
U.S. 500 Enhanced Volatility Weighted Fund	57,424
Long/Short Strategies Fund	25,641
International 500 Enhanced Volatility Weighted Fund	132,682
Commodity Long/Short Strategies Fund	27,579
Commodity Strategies Volatility Weighted Fund	26,811
Long/Short Fixed Income Fund	20,361
Enhanced Fixed Income Fund	36,552
Ultra Short-Term Fixed Income Fund	35,021

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

As of December 31, 2013, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2016	June 30, 2017	Total
U.S. 500 Volatility Weighted Fund	$ 22,927	$ 35,617	$ 58,544
U.S. Small Cap 500 Volatility Weighted Fund	20,528	29,701	50,229
International 500 Volatility Weighted Fund	109,220	121,094	230,314
Emerging Market 500 Volatility Weighted Fund	150,002	168,352	318,354
REC Enhanced Volatility Weighted Fund	10,798	23,173	33,971
U.S. 500 Enhanced Volatility Weighted Fund	23,076	57,424	80,500
Long/Short Strategies Fund	14,806	25,641	40,447
International 500 Enhanced Volatility Weighted Fund	130,961	132,682	263,643
Commodity Long/Short Strategies Fund	14,579	27,579	42,158
Commodity Strategies Volatility Weighted Fund	13,511	26,811	40,322
Long/Short Fixed Income Fund	13,054	26,361	39,415
Enhanced Fixed Income Fund	24,387	36,552	60,939
Ultra Short-Term Fixed Income Fund	17,354	35,021	52,375

The Funds have entered into an Investment Company Services Agreement (the "Services Agreement") with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Services Agreement, GFS provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives customary fess from each Fund.

Certain officers of the Funds are officers and/or employees of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares, 1.00% of its average daily net assets for Class C shares and 0.50% of its average daily net assets for Class T shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

For the six months ended December 31, 2013, the Funds incurred 12b-1 fees attributable to Class A, C and T shares as follows:

Fund	Class A	Class C	Class T
U.S. 500 Volatility Weighted Fund	$ 18,458	$ 746	$ 294
U.S. Small Cap 500 Volatility Weighted Fund	5,872	3,291	77
International 500 Volatility Weighted Fund	12,801	146	12
Emerging Market 500 Volatility Weighted Fund	7,210	3,077	130
REC Enhanced Volatility Weighted Fund	8,639	2,325	98
U.S. 500 Enhanced Volatility Weighted Fund	44,695	39,485	5,581
Long/Short Strategies Fund	6,660	45	2
International 500 Enhanced Volatility Weighted Fund	23,853	9,713	513
Commodity Long/Short Strategies Fund	3,732	83	2
Commodity Strategies Volatility Weighted Fund	4,637	433	46
Long/Short Fixed Income Fund	13,309	694	90
Enhanced Fixed Income Fund	50,829	1,471	271
Ultra Short-Term Fixed Income Fund	7,842	N/A	N/A

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

(4)

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of their assets in the AIM STIT – Liquid Assets Portfolio (the “Portfolio”). The Funds may redeem their investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the funds and their shareholders to do so.  The performance of the Funds may be directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2013 the percentage of the REC Enhanced Volatility Weighted Fund, Long/Short Strategies Fund, the Commodity Long/Short Strategies Fund, and the Long/Short Fixed Income Fund‘s net assets invested in the Portfolio were 74.8%, 82.8%, 94.1%, and 80.0% respectively.

(5)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2013, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Shareholder

Fund

Percent

Charles Schwab & Co., Inc. FBO

U.S. 500 Volatility Weighted Fund

30.11%

Charles Schwab & Co., Inc. FBO

U.S. Small Cap 500 Volatility Weighted Fund

29.59%

Charles Schwab & Co., Inc. FBO

International 500 Volatility Weighted Fund

31.84%

Charles Schwab & Co., Inc. FBO

Emerging Market 500 Volatility Weighted Fund

39.15%

LPL FINANCIAL

REC Enhanced Volatility Weighted Fund

40.86%

LPL FINANCIAL

U.S. 500 Enhanced Volatility Weighted Fund

26.55%

Charles Schwab & Co., Inc. FBO

International 500 Enhanced Volatility Weighted Fund

21.22%

Charles Schwab & Co., Inc. FBO

Enhanced Fixed Income Fund

55.64%

Charles Schwab & Co., Inc. FBO

Ultra Short-Term Fixed Income

30.83%

(6)

SECURITIES LENDING

The Compass EMP Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.   The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2013.

Gross Amounts of Assets Presented in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Compass EMP U.S. 500 Volatility Weighted Fund	$ 1,825	$ -	$ 38,610	$ 40,435
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	$ 80	$ -	$ 22,911	$ 22,991
Compass EMP International 500 Volatility Weighted Fund	$ 33,885	$ -	$ 50,259	$ 84,144
Compass EMP Emerging Market 500 Volatility Weighted Fund	$ 7,315	$ -	$ 52,413	$ 59,728
Compass EMP REC Enhanced Volatility Weighted Fund	$ -	$ -	$ 6,550	$ 6,550
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	$ 750	$ -	$ 408,365	$ 409,115
Compass EMP Long Short Strategies Fund	$ 637,534	$ -	$ 1,289,681	$ 1,927,215
Compass EMP International 500 Enhanced Volatility Weighted Fund	$ 74,165	$ -	$ 86,212	$ 160,377
Compass EMP Commodity Long Short Strategies Fund	$ (13,264)	$ -	$ 603,208	$ 589,944
Compass EMP Commodity Strategies Volatility Weighted Fund	$ (109,864)	$ -	$ 1,029,893	$ 920,029
Compass EMP Long Short Fixed Income Fund	$ 49,515	$ -	$ 893,327	$ 942,842
Compass EMP Enhanced Fixed Income Fund	$ (484,925)	$ -	$ 1,027,101	$ 542,176

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

(7)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended June 30, 2013 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. 500 Volatility Weighted Fund	$ 53,771	$ -	$ -	$ 53,771
U.S. Small Cap 500 Volatility Weighted Fund	15,482	-	-	15,482
International 500 Volatility Weighted Fund	107,622	-	-	107,622
Emerging Market 500 Volatility Weighted Fund	25,766	-	-	25,766
REC Enhanced Volatility Weighted Fund	63,046	-	-	63,046
U.S. 500 Enhanced Volatility Weighted Fund	47,928	-	-	47,928
Long/Short Strategies Fund	-	-	-	-
International 500 Enhanced Volatility Weighted Fund	125,231	-	-	125,231
Commodity Long/Short Strategies Fund	-	-	-	-
Commodity Strategies Volatility Weighted Fund	-	-	-	-
Long/Short Fixed Income Fund	-	-	-	-
Enhanced Fixed Income Fund	49,482	-	3,761	53,243
Ultra Short-Term Fixed Income Fund	22,800	-	-	22,800

As of June 30, 2013, the components of distributable earnings / (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Carry	Appreciation/	Accumulated
	Income	Gains	Differences	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
U.S. 500 Volatility Weighted Fund	$ 170,932	$ 3,593	$ -	$ -	$ -	$ 1,106,228	$ 1,280,753
U.S. Small Cap 500 Volatility Weighted Fund	117,252	1,445	-	-	-	462,558	581,255
International 500 Volatility Weighted Fund	192,621	1,499	-	-	-	277,043	471,163
Emerging Market 500 Volatility Weighted Fund	25,886	-	-	-	-	(298,686)	(272,800)
REC Enhanced Volatility Weighted Fund	110,469	10,050	-	-	-	26,507	147,026
U.S. 500 Enhanced Volatility Weighted Fund	247,696	11,446	-	-	-	1,632,133	1,891,275
Long/Short Strategies Fund	-	-	-	(81,731)	-	(92,163)	(173,894)
International 500 Enhanced Volatility Weighted Fund	197,897	-	-	-	-	(9,888)	188,009
Commodity Long/Short Strategies Fund	-	-	18,284	(38,278)	-	(149,719)	(169,713)
Commodity Strategies Volatility Weighted Fund	-	-	(922,153)	(16,642)	-	(86,623)	(1,025,418)
Long/Short Fixed Income Fund	-	-	-	(411,692)	-	(90,219)	(501,911)
Enhanced Fixed Income Fund	-	-	-	(867,759)	-	(224,086)	(1,091,845)
Ultra Short-Term Fixed Income Fund	794	-	-	-	-	-	794

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open futures contracts and adjustments for C-Corporation return of capital distributions, passive foreign investment companies and the Funds’ wholly-owned subsidiaries.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
U.S. 500 Volatility Weighted Fund	$ -
U.S. Small Cap 500 Volatility Weighted Fund	-
International 500 Volatility Weighted Fund	-
Emerging Market 500 Volatility Weighted Fund	-
REC Enhanced Volatility Weighted Fund	-
U.S. 500 Enhanced Volatility Weighted Fund	-
Long/Short Strategies Fund	54,373
International 500 Enhanced Volatility Weighted Fund	-
Commodity Long/Short Strategies Fund	-
Commodity Strategies Volatility Weighted Fund	-
Long/Short Fixed Income Fund	401,900
Enhanced Fixed Income Fund	867,759
Ultra Short-Term Fixed Income Fund	-

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
U.S. 500 Volatility Weighted Fund	$ -
U.S. Small Cap 500 Volatility Weighted Fund	-
International 500 Volatility Weighted Fund	-
Emerging Market 500 Volatility Weighted Fund	-
REC Enhanced Volatility Weighted Fund	-
U.S. 500 Enhanced Volatility Weighted Fund	-
Long/Short Strategies Fund	27,358
International 500 Enhanced Volatility Weighted Fund	-
Commodity Long/Short Strategies Fund	38,278
Commodity Strategies Volatility Weighted Fund	16,642
Long/Short Fixed Income Fund	9,792
Enhanced Fixed Income Fund	-
Ultra Short-Term Fixed Income Fund	-

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and foreign currency gains (losses), the reclassification of fund distributions and tax adjustments for passive foreign investment companies and C-Corporation return-of-capital distributions, resulted in reclassification for the period ended June 30, 2013 as follows:

	Undistributed		Paid
	Net Investment	Accumulated	In
	Income (Loss)	Gains (Loss)	Capital
U.S. 500 Volatility Weighted Fund	$ 142	$ (142)	$ -
U.S. Small Cap 500 Volatility Weighted Fund	1,950	(1,950)	-
International 500 Volatility Weighted Fund	(23,432)	23,432	-
Emerging Market 500 Volatility Weighted Fund	(303)	303	-
REC Enhanced Volatility Weighted Fund	25,849	(25,849)	-
U.S. 500 Enhanced Volatility Weighted Fund	1,429	(1,429)	-
Long/Short Strategies Fund	4,429	(4,307)	(122)
International 500 Enhanced Volatility Weighted Fund	(23,194)	23,194	-
Commodity Long/Short Strategies Fund	2,758	(99)	(2,659)
Commodity Strategies Volatility Weighted Fund	2,281	(97)	(2,184)
Long/Short Fixed Income Fund	6,972	-	(6,972)
Enhanced Fixed Income Fund	3,761	-	(3,761)
Ultra Short-Term Fixed Income Fund	154	(154)	-

(8)

INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are managed by Compass, or an affiliate of Compass or which are distributed by an affiliate of the Funds’ distributor.  Companies which are affiliates of the Funds’ at December 31, 2013 are noted in the Funds’ Schedule of Investments.   Transactions during the year with companies which are affiliates are as follows:

Fund	Affiliated Holding	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value - End of Period

Compass EMP Long/Short Strategies Fund	Compass EMP Ultra Short-Term Fixed Income Fund	$ 542,207	$ 848,000	$ 1,390,207	$ 1,518	$ -
Compass EMP Commodity Long/Short Strategies Fund	Compass EMP Ultra Short-Term Fixed Income Fund	923,100	-	923,100	304	-
Compass EMP Commodity Strategies Volatility Weighted Fund	Compass EMP Ultra Short-Term Fixed Income Fund	553,850	312,213	75,000	1,190	791,063
Compass EMP Long/Short Fixed Income Fund	Compass EMP Ultra Short-Term Fixed Income Fund	480,570	990,580	318,613	3,198	1,152,537
Compass EMP Enhanced Fixed Income Fund	Compass EMP Ultra Short-Term Fixed Income Fund	1,548,398	1,001,049	-	4,213	2,549,447

COMPASS EMP FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

(9)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective February 3, 2014, Compass EMP Long/Short Fixed Income Fund changed its name to Compass EMP Market Neutral Income Fund. Effective February 13, 2014, Compass EMP Commodity Long/Short Strategies Fund changed its name to Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMPASS EMP FUNDS

EXPENSE EXAMPLES

December 31, 2013 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

COMPASS EMP FUNDS

EXPENSE EXAMPLES (Continued)

December 31, 2013 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(a)	Ending Account Value 12/31/13	Expenses Paid During Period(a)

Compass EMP U.S. 500 Vol. Weighted – Cl. A	1.20%	$1,000.00	$1,156.50	$6.52	$1,019.16	$6.11
Compass EMP U.S. 500 Vol. Weighted – Cl. C	1.95%	$1,000.00	$1,152.00	$10.58	$1,015.38	$9.91
Compass EMP U.S. 500 Vol. Weighted – Cl. I	0.95%	$1,000.00	$1,157.70	$5.17	$1,020.42	$4.84
Compass EMP U.S. 500 Vol. Weighted – Cl. T	1.45%	$1,000.00	$1,154.70	$7.87	$1,017.90	$7.38
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. A	1.25%	$1,000.00	$1,220.70	$7.00	$1,018.90	$6.36
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. C	2.00%	$1,000.00	$1,218.20	$11.18	$1,015.12	$10.16
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. I	1.00%	$1,000.00	$1,223.60	$5.60	$1,020.16	$5.09
Compass EMP U.S. Small Cap 500 Vol. Weighted – Cl. T	1.50%	$1,000.00	$1,220.90	$8.40	$1,017.64	$7.63
Compass EMP Intl. 500 Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,157.60	$7.61	$1018.15	$7.12
Compass EMP Intl. 500 Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,152.90	$11.67	$1,014.37	$10.92
Compass EMP Intl. 500 Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,158.90	$6.26	$1,019.41	$5.85
Compass EMP Intl. 500 Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,156.00	$8.97	$1,016.89	$8.39
Compass EMP Emerging Market 500 Vol. Weighted – Cl. A	1.45%	$1,000.00	$1,029.10	$7.42	$1,017.90	$7.38
Compass EMP Emerging Market 500 Vol. Weighted – Cl. C	2.20%	$1,000.00	$1,025.30	$11.23	$1,014.12	$11.17
Compass EMP Emerging Market 500 Vol. Weighted – Cl. I	1.20%	$1,000.00	$1,029.00	$6.14	$1019.16	$6.11
Compass EMP Emerging Market 500 Vol. Weighted – Cl. T	1.70%	$1,000.00	$1,027.50	$8.69	$1,016.64	$8.64
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. A	1.60%	$1,000.00	$1,154.10	$8.69	$1,017.14	$8.13
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. C	2.35%	$1,000.00	$1,149.50	$12.73	$1,013.36	$11.93
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. I	1.35%	$1,000.00	$1,155.30	$7.33	$1,018.40	$6.87
Compass EMP U.S. 500 Enhanced Vol. Weighted – Cl. T	1.85%	$1,000.00	$1,152.50	$10.04	$1,015.88	$9.40
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. A	1.65%	$1,000.00	$1,152.10	$8.95	$1,016.89	$8.39
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. C	2.40%	$1,000.00	$1,147.60	$12.99	$1,013.11	$12.18
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. I	2.50%	$1,000.00	$1,154.20	$7.60	$1,018.15	$7.12
Compass EMP Intl. 500 Enhanced Vol. Weighted – Cl. T	1.90%	$1,000.00	$1,150.60	$10.30	$1,015.63	$9.65
Compass EMP REC Enhanced Vol. Weighted – Cl. A	1.40%	$1,000.00	$ 983.80	$7.00	$1,018.15	$7.12
Compass EMP REC Enhanced Vol. Weighted – Cl. C	2.15%	$1,000.00	$ 980.10	$10.73	$1,014.37	$10.92
Compass EMP REC Enhanced Vol. Weighted – Cl. I	1.15%	$1,000.00	$ 984.80	$5.75	$1,019.41	$5.85
Compass EMP REC Enhanced Vol. Weighted – Cl. T	1.65%	$1,000.00	$ 981.90	$8.24	$1,016.89	$8.39
Compass EMP Commodity Strategies Vol. Weighted – Cl. A	1.40%	$1,000.00	$1,012.40	$7.10	$1,018.15	$7.12
Compass EMP Commodity Strategies Vol. Weighted – Cl. C	2.15%	$1,000.00	$1,007.90	$10.88	$1,014.37	$10.92
Compass EMP Commodity Strategies Vol. Weighted – Cl. I	1.15%	$1,000.00	$1,014.70	$5.84	$1,019.41	$5.85
Compass EMP Commodity Strategies Vol. Weighted – Cl. T	1.65%	$1,000.00	$1,011.30	$8.36	$1,016.89	$8.39
Compass EMP Commodity Long/Short Strategies – Cl. A	1.60%	$1,000.00	$ 986.70	$8.01	$1,017.14	$8.13
Compass EMP Commodity Long/Short Strategies – Cl. C	2.35%	$1,000.00	$ 983.60	$11.75	$1,013.36	$11.93
Compass EMP Commodity Long/Short Strategies – Cl. I	1.35%	$1,000.00	$ 988.80	$6.77	$1,018.40	$6.87
Compass EMP Commodity Long/Short Strategies – Cl. T	1.85%	$1,000.00	$ 985.70	$9.26	$1,015.88	$9.40
Compass EMP Long/Short Strategies – Cl. A	1.60%	$1,000.00	$1,033.80	$8.20	$1,017.14	$8.13
Compass EMP Long/Short Strategies – Cl. C	2.35%	$1,000.00	$1,029.20	$12.02	$1,013.36	$11.93
Compass EMP Long/Short Strategies – Cl. I	1.35%	$1,000.00	$1,034.70	$6.92	$1,018.40	$6.87
Compass EMP Long/Short Strategies – Cl. T	1.85%	$1,000.00	$1,031.90	$9.47	$1,015.88	$9.40
Compass EMP Long/Short Fixed Income – Cl. A	1.15%	$1,000.00	$ 986.70	$5.76	$1,019.41	$5.85
Compass EMP Long/Short Fixed Income – Cl. C	1.90%	$1,000.00	$ 983.60	$9.50	$1,015.63	$9.65
Compass EMP Long/Short Fixed Income – Cl. I	0.90%	$1,000.00	$ 988.80	$4.51	$1,020.67	$4.58
Compass EMP Long/Short Fixed Income – Cl. T	1.40%	$1,000.00	$ 985.70	$7.01	$1,018.15	$7.12
Compass EMP Enhanced Fixed Income – Cl. A	0.85%	$1,000.00	$1,002.50	$4.29	$1,020.92	$4.33
Compass EMP Enhanced Fixed Income – Cl. C	1.60%	$1,000.00	$ 999.00	$8.06	$1,017.14	$8.13
Compass EMP Enhanced Fixed Income – Cl. I	0.60%	$1,000.00	$1,003.70	$3.03	$1,022.18	$3.06
Compass EMP Enhanced Fixed Income – Cl. T	1.10%	$1,000.00	$1,001.10	$5.55	$1,019.66	$5.60
Compass Ultra Short-Term Fixed Income – Cl. A	0.50%	$1,000.00	$1,001.50	$2.52	$1,022.68	$2.55
Compass Ultra Short-Term Fixed Income – Cl. I	0.25%	$1,000.00	$1,003.20	$1.26	$1,023.95	$1.28

(a) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Approval of Advisory Agreement – Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund, Compass EMP Ultra Short-Term Fixed Income Fund, Compass EMP U.S. Long/Short Fund, Compass EMP Managed Futures Strategy Fund, Compass EMP U.S. Long/Short Fixed Income Fund and Compass EMP U.S. Enhanced Fixed Income Fund.

In connection with a meeting held on July 12, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Compass EMP Funds Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Compass Efficient Model Portfolios (“CEMP” or the “Adviser”) and the Trust, on behalf of the Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund, Compass EMP Ultra Short-Term Fixed Income Fund, Compass EMP U.S. Long/Short Fund, Compass EMP Managed Futures Strategy Fund, Compass EMP U.S. Long/Short Fixed Income Fund and Compass EMP U.S. Enhanced Fixed Income Fund (each a “Fund” and collectively  the “Funds”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Funds’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Funds’ performance compared with key indices.

In its consideration of the approval of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.    The Board then reviewed materials provided by Compass EMP related to the proposed Management Agreement between the Trust and Compass, including Compass’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the for the Fund, including the team of individuals that primarily monitor and execute the investment process.

The Board considered the history of the Adviser and its personnel.  The Board noted that the Adviser is proposing seventeen funds as series of the Trust:  Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund, Compass EMP Ultra Short-Term Fixed Income Fund, Compass EMP U.S. Long/Short Fund, Compass EMP Managed Futures Strategy Fund, Compass EMP U.S. Long/Short Fixed Income Fund and Compass EMP U.S. Enhanced Fixed Income Fund.  Mr. Hammers then described the investment philosophy of each Fund and how all Funds combined would benefit a shareholder’s portfolio to provide a comprehensive and diversified solution for any investor across all levels of risk tolerance.  The Board noted that each Fund will have a management team to be comprised of a team leader, trader and advisory

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

team members, and that each investment management team will bring any investment strategy changes to the Compass EMP Investment Committee for consent and approval.  The Board considered the trading, analysis and research services that Compass EMP will provide for the Funds.  They noted that distribution services will be provided by both internal employees and external independent contractors serving as regional wholesalers working directly with financial advisors across the country. The Board noted that Compass EMP currently manages the Mutual Fund Series Trust Funds and that since their launch in 2009, the Mutual Fund Series Trust Funds have grown to include assets in excess of $420 million as of June 2012.

The Board considered Compass EMP’s management committees and Investment Committee structure and Compass EMP’s experience with alternative asset classes. The Board then reviewed the description provided by Compass EMP of its practices for monitoring compliance with the Funds’ respective investment limitations, noting Compass EMP’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of Compass EMP based on financial information provided by Compass EMP and discussions with Compass EMP and concluded that Compass EMP was sufficiently well-capitalized, or had the ability to secure additional contributions in order to meet its obligations to the Funds.  The Board concluded that Compass EMP had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by the Adviser, the Board, including the Independent Trustees, considered the past performance of the three mutual funds currently managed by Compass EMP that are series of another trust: Compass EMP Multi-Asset Balanced Fund, the Compass EMP Multi-Asset Growth Fund and the Compass EMP Alternative Strategies Fund, as well as other factors relating to the Adviser’s track record, including the returns of the Compass EMP Index.   The Board concluded that the overall performance of the three Funds under the current management of the Adviser was satisfactory and that, the Adviser was expected to obtain an acceptable level of investment return to shareholders of the Funds.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by the Adviser, the Board reviewed each Fund’s proposed advisory fee and overall expense structure as compared to its own separate and distinct peer groups comprised of other mutual funds selected by the Adviser with similar investment objectives, strategies and size.  The Board noted that Compass EMP proposed to charge the following annual advisory fees based on the average net assets of the Fund:

Fund	Annual Advisory Fee
Compass EMP U.S. 500 Volatility Weighted Fund	0.85%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	0.90%
Compass EMP International 500 Volatility Weighted Fund	1.00%
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.05%
Compass EMP REC Enhanced Volatility Weighted Fund	1.05%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.25%
Compass EMP U.S. Long/Short Fund	1.25%
Compass EMP Long/Short Strategies Fund	1.25%
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.25%
Compass EMP Commodity Long/Short Strategies Fund	1.25%
Compass EMP Commodity Strategies Volatility Weighted Fund	1.05%
Compass EMP Managed Futures Strategy Fund	1.25%
Compass EMP U.S. Long/Short Fixed Income Fund	0.75%
Compass EMP Long/Short Fixed Income Fund	0.75%
Compass EMP U.S. Enhanced Fixed Income Fund	0.50%
Compass EMP Enhanced Fixed Income Fund	0.50%
Compass EMP Ultra Short-Term Fixed Income Fund	0.40%

COMPASS EMP FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

The Trustees further noted that Compass has agreed to enter into an expense limitation agreement with the Trust to limit the expense ratio for the each Fund until October 31, 2013 as follows:

Fund	Expense Limitation
Compass EMP U.S. 500 Volatility Weighted Fund	0.95%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	1.00%
Compass EMP International 500 Volatility Weighted Fund	1.15%
Compass EMP Emerging Market 500 Volatility Weighted Fund	1.20%
Compass EMP REC Enhanced Volatility Weighted Fund	1.15%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	1.35%
Compass EMP U.S. Long/Short Fund	1.35%
Compass EMP Long/Short Strategies Fund	1.35%
Compass EMP International 500 Enhanced Volatility Weighted Fund	1.40%
Compass EMP Commodity Long/Short Strategies Fund	1.35%
Compass EMP Commodity Strategies Volatility Weighted Fund	1.15%
Compass EMP Managed Futures Strategy Fund	1.35%
Compass EMP U.S. Long/Short Fixed Income Fund	0.90%
Compass EMP Long/Short Fixed Income Fund	0.90%
Compass EMP U.S. Enhanced Fixed Income Fund	0.60%
Compass EMP Enhanced Fixed Income Fund	0.60%
Compass EMP Ultra Short-Term Fixed Income Fund	0.45%

Mr. Hammers then discussed each Fund’s peer group that was provided by Compass, explaining to the Board why certain Funds were priced on the higher end of its respective peer group, and others were priced well below the average of its peers.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to each Fund, as well as the peer group information provided, and in light of the expense limitation agreements in place, the fees to be charged by the Adviser were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Compass with respect to each Fund, as well as the Funds in aggregate, based on break even and profitability reports and analyses reviewed by the Board, and the selected financial information provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services to be provided, and the projected growth of each Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with each Fund would not be excessive.

Economies of Scale. As to the extent that each Fund will realize economies of scale as it grows, and whether the fee levels reflect such economies of scale for the benefit of investors, the Trustees discussed the anticipated size of each Fund and the Adviser’s expectations for long term growth of each Fund. After discussion, it was the consensus of the Board that, based on the anticipated size of the Trust for the initial two years it was not likely that the Adviser would realize any meaningful economies of scale in managing any Fund, and, therefore, the absence of breakpoints in the fee schedule was acceptable.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

Rev. July 2012

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  This information can include:

■   Social Security number and wire transfer instructions

■   account transactions and transaction history

■   investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-888-944-4367

What we do
How does Compass EMP Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?

We collect your personal information, for example, when you

■     open and account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates' everyday business purposes-information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.  They can be financial and nonfinancial companies.

■  Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds' investment adviser.

■  Compass EMP Funds Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-944-4367 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-944-4367.

INVESTMENT ADVISOR

Compass Efficient Model Portfolios, LLC

213 Overlook Circle

Suite A-1

Brentwood, TN 37027

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.     Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Compass EMP Trust

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

3/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Stephen M. Hammers

Stephen M. Hammers, President

Date

3/13/14

By (Signature and Title)

/s/Robert W. Walker

Robert W. Walker, Treasurer

Date

3/13/14